UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21053

Name of Fund: BlackRock Virginia Municipal Bond Trust (BHV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Virginia Municipal Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2009

Date of reporting period: 02/28/2009

Item 1	–	Report to Stockholders

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

Semi-Annual Report

FEBRUARY 28, 2009 | (UNAUDITED)

BlackRock California Insured Municipal Income Trust (BCK)

BlackRock California Municipal Bond Trust (BZA)

BlackRock California Municipal Income Trust II (BCL)

BlackRock Maryland Municipal Bond Trust (BZM)

BlackRock MuniHoldings New York Insured Fund, Inc. (MHN)

BlackRock New Jersey Municipal Bond Trust (BLJ)

BlackRock New York Insured Municipal Income Trust (BSE)

BlackRock New York Municipal Bond Trust (BQH)

BlackRock New York Municipal Income Trust II (BFY)

BlackRock Virginia Municipal Bond Trust (BHV)

The Massachusetts Health & Education Tax-Exempt Trust (MHE)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

A Letter to Shareholders

Dear Shareholder

The present time may well be remembered as one of the most tumultuous periods in financial market history. Over the past year, the housing market collapse and the ensuing credit crisis swelled into an all-out global financial market meltdown, featuring the collapse of storied financial firms, volatile swings in the world’s financial markets and monumental government actions, including the recent passage of the nearly $800 billion American Recovery and Reinvestment Act of 2009.

The US economy appeared somewhat resilient through the first few months of 2008 before becoming mired in the worst recession in decades. The economic data was dire across the board, but worse was the intensifying pace of deterioration in consumer spending, employment, manufacturing and other key indicators. US gross domestic product (GDP) contracted at an annual rate of 6.3% in the 2008 fourth quarter—substantially below forecast and the worst reading since 1982. The Federal Reserve Board (the “Fed”) took forceful action to revive the global economy and financial system. In addition to slashing the federal funds target rate from 3% to a record low range of 0% to 0.25%, the central bank provided enormous cash injections and significantly expanded its balance sheet via various lending and acquisition programs.

Against this backdrop, US equities contended with relentless market volatility, and the sentiment turned decisively negative toward period end. Declines were significant and broad based, with little divergence among the returns for large and small cap stocks. Non-US stocks were not spared either, as the credit crisis revealed itself to be global in nature and economic activity slowed dramatically.

Risk aversion remained the dominant theme in fixed income markets, leading the Treasury sector to top all other asset classes. The high yield market was particularly hard hit in this environment, as economic turmoil, combined with frozen credit markets and substantial technical pressures, took a heavy toll. Meanwhile, tax-exempt issues posted positive returns for the period, but the sector was not without significant challenges, including a shortage of market participants, lack of liquidity, difficult funding environment and backlog of new-issue supply.

In all, investors continued to gravitate toward relative safety, as evidenced in the six- and 12-month returns of the major benchmark indexes:

Total Returns as of February 28, 2009	6-month	12-month

US equities (S&P 500 Index)	(41.82)%	(43.32)%

Small cap US equities (Russell 2000 Index)	(46.91)	(42.38)

International equities (MSCI Europe, Australasia, Far East Index)	(44.58)	(50.22)

US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	8.52	8.09

Taxable fixed income (Barclays Capital US Aggregate Bond Index*)	1.88	2.06

Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)	0.05	5.18

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index*)	(21.50)	(20.92)

* Formerly a Lehman Brothers index.

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only.

You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. We thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Trust Summary as of February 28, 2009	BlackRock California Insured Municipal Income Trust

Investment Objective

BlackRock California Insured Municipal Income Trust (BCK) (the “Trust”) seeks to provide high current income exempt from regular federal income taxes and California income taxes. The Trust will invest at least 80% of its total assets in municipal obligations that are insured as to the timely payment of both principal and interest.

Performance

For the six months ended February 28, 2009, the Trust returned (14.11)% based on market price and (4.29)% based on net asset value (“NAV”). For the same period, the closed-end Lipper Single-State Insured Municipal Debt Funds category posted an average return of (10.41)% on a market price basis and (6.22)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The range of states included in the insured Lipper category makes return comparisons inherently difficult. The Trust benefited from the outperformance of California credits, which occurred in spite of the negative fundamental backdrop involving the state’s budget finances. The Trust’s underweight in lower-rated credits was also additive, as a return to risk aversion caused credit spreads to widen during the six-month period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BCK
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of February 28, 2009 ($10.78)[1]	6.23%
Tax Equivalent Yield[2]	9.58%
Current Monthly Distribution per Common Share[3]	$0.056
Current Annualized Distribution per Common Share[3]	$0.672
Leverage as of February 28, 2009[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]

Represents Auction Market Preferred Shares (“Preferred Shares”) and tender option bond trusts (“TOBs”) as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 15.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/09	8/31/08	Change	High	Low

Market Price	$10.78	$12.95	(16.76)%	$13.32	$7.15
Net Asset Value	$13.06	$14.08	(7.24)%	$14.26	$10.43

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	2/28/09	8/31/08

County/City/Special District/School District	44%	38%
Utilities	35	39
Health	7	8
Education	6	6
State	5	4
Transportation	3	5

Credit Quality Allocations[5]

	2/28/09	8/31/08

AAA/Aaa	35%	31%
AA/Aa	58	58
A/A	7	11

[5]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service (“Moody’s”) ratings.

4	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Trust Summary as of February 28, 2009	BlackRock California Municipal Bond Trust

Investment Objective

BlackRock California Municipal Bond Trust (BZA) (the “Trust”) seeks to provide current income exempt from regular federal income taxes and California income taxes. Under normal market conditions, the Trust will invest at least 80% of its total assets in municipal bonds that are investment grade quality, or determined by the Advisor to be of equivalent credit quality at time of purchase. The Trust may invest up to 20% of its total assets in municipal bonds that are rated, at the time of investment, Ba/BB or B by Moody’s, S&P or Fitch or that are unrated but judged to be of comparable quality by BlackRock.

Performance

For the six months ended February 28, 2009, the Trust returned (21.61)% based on market price and (6.71)% based on NAV. For the same period, the closed-end Lipper California Municipal Debt Funds category posted an average return of (17.21)% on a market price basis and (11.72)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The Trust’s performance benefited from the tightening of spreads in certain sectors specifically held in the Trust, such as corporate-backed securities, some land-based community facilities districts and alternative minimum tax paper. Tightening of credit spreads in the Trust’s lower-quality holdings muted the interest rate volatility that normally would have resulted from a negative rate environment.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BZA
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 28, 2009 ($10.97)[1]	6.78%
Tax Equivalent Yield[2]	10.43%
Current Monthly Distribution per Common Share[3]	$0.062
Current Annualized Distribution per Common Share[3]	$0.744
Leverage as of February 28, 2009[4]	40%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 15.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/09	8/31/08	Change	High	Low

Market Price	$10.97	$14.48	(24.24)%	$14.57	$7.66
Net Asset Value	$13.39	$14.85	(9.83)%	$15.05	$11.24

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	2/28/09	8/31/08

County/City/Special District/School District	39%	31%
Health	17	23
Education	16	10
Housing	12	14
Transportation	5	6
Utilities	5	3
Corporate	4	5
State	2	—
Tobacco	—	8

Credit Quality Allocations[5]

	2/28/09	8/31/08

AAA/Aaa	28%	29%
AA/Aa	27	18
A	31	35
BBB/Baa	8	11
B	1	1
Not Rated	5	6

[5]	Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	5

Trust Summary as of February 28, 2009	BlackRock California Municipal Income Trust II

Investment Objective

BlackRock California Municipal Income Trust II (BCL) (the “Trust”) seeks to provide high current income exempt from regular federal income taxes and California income taxes. Under normal market conditions, the Trust will invest at least 80% of its total assets in municipal bonds that are investment grade quality, or determined by the Advisor to be of equivalent credit quality at the time of purchase. The Trust may invest up to 20% of its total assets in municipal bonds that are rated, at the time of investment, Ba/BB or B by Moody’s, S&P or Fitch or that are unrated but judged to be of comparable quality by BlackRock.

Performance

For the six months ended February 28, 2009, the Trust returned (16.04)% based on market price and (5.87)% based on NAV. For the same period, the closed-end Lipper California Municipal Debt Funds category posted an average return of (17.21)% on a market price basis and (11.72)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The Trust’s performance benefited from the tightening of spreads in certain sectors specifically held in the Trust, such as corporate-backed securities, some land-based community facilities districts and alternative minimum tax paper. Tightening of credit spreads in the Trust’s lower-quality holdings muted the interest rate volatility that normally would have resulted from a negative rate environment.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on American Stock Exchange	BCL
Initial Offering Date	July 30, 2002
Yield on Closing Market Price as of February 28, 2009 ($10.31)[1]	6.63%
Tax Equivalent Yield[2]	10.20%
Current Monthly Distribution per Common Share[3]	$0.057
Current Annualized Distribution per Common Share[3]	$0.684
Leverage as of February 28, 2009[4]	41%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 15.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/09	8/31/08	Change	High	Low

Market Price	$10.31	$12.70	(18.82)%	$13.00	$6.85
Net Asset Value	$12.77	$14.03	(8.98)%	$14.20	$10.50

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	2/28/09	8/31/08

County/City/Special District/School District	37%	34%
Utilities	16	12
Health	14	14
Transportation	8	10
Tobacco	7	11
Education	6	6
State	5	5
Corporate	4	4
Housing	3	4

Credit Quality Allocations[5]

	2/28/09	8/31/08

AAA/Aaa	21%	27%
AA/Aa	45	35
A/A	27	25
BBB/Baa	4	6
B/B	1	1
Not Rated[6]	2	6

[5]	Using the higher of S&P’s or Moody’s ratings.
[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2009 and August 31, 2008, the market value of these securities was $1,019,889 representing 1%, and $1,173,229 representing 1% respectively, of the Trust’s long-term investments.

6	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Trust Summary as of February 28, 2009	BlackRock Maryland Municipal Bond Trust

Investment Objective

BlackRock Maryland Municipal Bond Trust (BZM) (the “Trust”) seeks to provide current income exempt from regular federal income taxes and Maryland personal income taxes. Under normal market conditions, the Trust will invest at least 80% of its total assets in municipal bonds that are investment grade quality, or determined by the Advisor to be of equivalent credit quality at the time of purchase. The Trust may invest up to 20% of its total assets in municipal bonds that are rated, at the time of investment, Ba/BB or B by Moody’s, S&P or Fitch or that are unrated but judged to be of comparable quality by BlackRock.

Performance

For the six months ended February 28, 2009, the Trust returned (13.78)% based on market price and (11.58)% based on NAV. For the same period, the closed-end Lipper Other States Municipal Debt Funds category posted an average return of (8.43)% on a market price basis and (5.85)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s premium to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The Trust’s performance was hampered by its exposure to the long end of the municipal yield curve, which underperformed as the curve steepened. Also detracting from results was a widening in credit spreads, which had a negative impact on weaker credits in the Trust.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on American Stock Exchange	BZM
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 28, 2009 ($13.17)[1]	5.96%
Tax Equivalent Yield[2]	9.17%
Current Monthly Distribution per Common Share[3]	$0.0654
Current Annualized Distribution per Common Share[3]	$0.7848
Leverage as of February 28, 2009[4]	41%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 15.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/09	8/31/08	Change	High	Low

Market Price	$13.17	$15.75	(16.38)%	$16.65	$8.70
Net Asset Value	$12.39	$14.45	(14.26)%	$14.63	$10.51

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	2/28/09	8/31/08

County/City/Special District/School District	27%	28%
Transportation	19	21
Health	20	19
Utilities	12	12
Education	11	11
Housing	7	5
Tobacco	3	3
State	1	1

Credit Quality Allocations[5]

	2/28/09	8/31/08

AAA/Aaa	31%	31%
AA/Aa	19	21
A	36	27
BBB/Baa	5	10
Not Rated	9	11

[5]	Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	7

Trust Summary as of February 28, 2009	BlackRock MuniHoldings New York Insured Fund, Inc.

Investment Objective

BlackRock MuniHoldings New York Insured Fund, Inc. (MHN) (the “Trust”) seeks to provide shareholders with current income exempt from federal income taxes and New York State and New York City personal income taxes by investing primarily in a portfolio of long-term, investment grade municipal obligations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income taxes and New York State and New York City personal income taxes.

Performance

For the six months ended February 28, 2009, the Trust returned (11.14)% based on market price and (6.29)% based on NAV. For the same period, the closed-end Lipper Single-State Insured Municipal Debt Funds category posted an average return of (10.41)% on a market price basis and (6.22)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. Trust performance was adversely affected by its slightly below-average distribution rate. During the first half of the period, an overweight in longer-maturity insured bonds with weaker underlying ratings hampered results, as the municipal market became increasingly dysfunctional and illiquid and these issues significantly underperformed. This positioning proved beneficial during the second half, however, as the selling pressure in municipals abated and the absolute yield levels attracted strong retail demand, pushing yields to their lows for the period. Portfolio turnover was very low through the end of 2008, but increased in the new year as new issues offered compelling opportunities to add credits and yield.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	MHN
Initial Offering Date	September 19, 1997
Yield on Closing Market Price as of February 28, 2009 ($10.42)[1]	6.10%
Tax Equivalent Yield[2]	9.38%
Current Monthly Distribution per Common Share[3]	$0.053
Current Annualized Distribution per Common Share[3]	$0.636
Leverage as of February 28, 2009[4]	44%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]

Represents Preferred Shares and TOBs as a percentage of managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 15.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/09	8/31/08	Change	High	Low

Market Price	$10.42	$12.12	(14.03)%	$12.23	$6.50
Net Asset Value	$12.62	$13.92	(9.34)%	$14.12	$10.28

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	2/28/09	8/31/08

County/City/Special District/School District	27%	28%
Transportation	27	28
State	12	10
Utilities	10	12
Education	7	6
Corporate	7	7
Health	4	3
Housing	3	3
Tobacco	3	3

Credit Quality Allocations[5]

	2/28/09	8/31/08

AAA/Aaa	41%	41%
AA/Aa	33	49
A/A	20	5
BBB/Baa	6	5

[5]	Using the higher of S&P’s or Moody’s ratings.

8	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Trust Summary as of February 28, 2009	BlackRock New Jersey Municipal Bond Trust

Investment Objective

BlackRock New Jersey Municipal Bond Trust (BLJ) (the “Trust”) seeks to provide current income exempt from regular federal income taxes and New Jersey gross income taxes. Under normal market conditions, the Trust will invest at least 80% of its total assets in municipal bonds that are investment grade quality, or determined by the Advisor to be of equivalent credit quality at the time of purchase. The Trust may invest up to 20% of its total assets in municipal bonds that are rated, at the time of investment, Ba/BB or B by Moody’s, S&P or Fitch or that are unrated but judged to be of comparable quality by BlackRock.

Performance

For the six months ended February 28, 2009, the Trust returned (15.67)% based on market price and (12.46)% based on NAV. For the same period, the closed-end Lipper New Jersey Municipal Debt Funds category posted an average return of (13.71)% on a market price basis and (9.34)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s premium to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. Sector allocation was a primary factor in the Trust’s performance during the period. Spread products, such as healthcare, housing and corporate-backed bonds, significantly underperformed, as the economic downturn continued to put more stress on the fundamental credit quality for these sectors. Additionally, the Trust’s alternative minimum tax bond holdings underperformed, as spreads widened during the six-month period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on American Stock Exchange	BLJ
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 28, 2009 ($12.00)[1]	7.05%
Tax Equivalent Yield[2]	10.85%
Current Monthly Distribution per Common Share[3]	$0.0705
Current Annualized Distribution per Common Share[3]	$0.8460
Leverage as of February 28, 2009[4]	41%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 15.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/09	8/31/08	Change	High	Low

Market Price	$12.00	$14.76	(18.70)%	$16.00	$8.20
Net Asset Value	$11.95	$14.16	(15.61)%	$14.42	$10.32

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	2/28/09	8/31/08

Health	27%	35%
State	20	15
Transportation	15	17
Education	10	10
Housing	9	5
County/City/Special District/ School District	8	6
Corporate	6	6
Utilities	5	4
Tobacco	—	2

Credit Quality Allocations[5]

	2/28/09	8/31/08

AAA/Aaa	41%	29%
AA/Aa	15	10
A	19	31
BBB/Baa	9	14
B	4	4
Not Rated	12	12

[5]	Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	9

Trust Summary as of February 28, 2009	BlackRock New York Insured Municipal Income Trust

Investment Objective

BlackRock New York Insured Municipal Income Trust (BSE) (the “Trust”) seeks to provide high current income exempt from regular federal income taxes and New York State and New York City personal income taxes. The Trust will invest at least 80% of its total assets in municipal obligations that are insured as to the timely payment of both principal and interest. BSE is currently 100% invested in securities which are not subject to the alternative minimum tax.

Performance

For the six months ended February 28, 2009, the Trust returned (8.90)% based on market price and (7.40)% based on NAV. For the same period, the closed-end Lipper Single-State Insured Municipal Debt Funds category posted an average return of (10.41)% on a market price basis and (6.22)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. An above-average distribution rate benefited the Trust’s performance. During the first half of the period, an overweight in longer-maturity insured bonds with weaker underlying ratings hampered results, as the municipal market became increasingly dysfunctional and illiquid and these issues significantly underperformed. However, this positioning proved beneficial during the second half, as the selling pressure in municipals abated and the absolute yield levels attracted strong retail demand. Though the demand drove yields to their lows for the period, which helped the long end of the curve, it did not fully erase the damage of the credit spread widening. Portfolio turnover was very low through the end of 2008, but increased in the new year as new issues offered compelling opportunities to add credits and yield.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BSE
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of February 28, 2009 ($11.68)[1]	5.96%
Tax Equivalent Yield[2]	9.17%
Current Monthly Distribution per Common Share[3]	$0.058
Current Annualized Distribution per Common Share[3]	$0.696
Leverage as of February 28, 2009[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 15.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/09	8/31/08	Change	High	Low

Market Price	$11.68	$13.26	(11.92)%	$13.79	$6.90
Net Asset Value	$12.49	$13.95	(10.47)%	$14.19	$9.44

The following charts show the sector and credit quality allocations of the Trust’s long-term investments.

Sector Allocations

	2/28/09	8/31/08

Transportation	28%	27%
Education	23	21
County/City/Special District/School District	18	19
Health	13	14
State	11	9
Utilities	7	7
Tobacco	—	2
Housing	—	1

Credit Quality Allocations[5]

	2/28/09	8/31/08

AAA/Aaa	36%	36%
AA/Aa	37	47
A	18	7
BBB/Baa	7	8
Not Rated	2	2

[5]	Using the higher of S&P’s or Moody’s ratings.

10	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Trust Summary as of February 28, 2009	BlackRock New York Municipal Bond Trust

Investment Objective

BlackRock New York Municipal Bond Trust (BQH) (the “Trust”) seeks to provide current income exempt from regular federal income taxes and New York State and New York City personal income taxes. Under normal market conditions, the Trust will invest at least 80% of its total assets in municipal bonds that are investment grade quality, or determined by the Advisor to be of equivalent credit quality at the time of purchase. The Trust may invest up to 20% of its total assets in municipal bonds that are rated, at the time of investment, Ba/BB or B by Moody’s, S&P or Fitch or that are unrated but judged to be of comparable quality by BlackRock.

Performance

For the six months ended February 28, 2009, the Trust returned (12.97)% based on market price and (5.54)% based on NAV. For the same period, the closed-end Lipper New York Municipal Debt Funds category posted an average return of (13.42)% on a market price basis and (11.21)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. Detracting from the Trust’s performance was its underweight in both utilities and tax-backed credits. Over the period, the Trust was positioned with a barbell-type structure, meaning it was overweight in both shorter- and longer-maturity holdings, while maintaining an underweight in the belly of the curve. The shorter-maturity and pre-refunded holdings managed well through the market turmoil. Longer-maturity bonds underperformed during the first half of the period; however, these issues outperformed in the second half, as the selling pressure in municipals abated and the absolute yield levels attracted strong retail demand, pushing yields to their lows for the period. Portfolio turnover was very low through the end of 2008, but increased in the new year as new issues offered compelling opportunities to add credits and yield.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BQH
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 28, 2009 ($12.28)[1]	6.64%
Tax Equivalent Yield[2]	10.22%
Current Monthly Distribution per Common Share[3]	$0.068
Current Annualized Distribution per Common Share[3]	$0.816
Leverage as of February 28, 2009[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 15.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/09	8/31/08	Change	High	Low

Market Price	$12.28	$14.62	(16.01)%	$14.76	$8.01
Net Asset Value	$13.41	$14.71	(8.84)%	$14.92	$11.52

The following charts show the sector and credit quality allocations of the Trust’s long-term investments.

Sector Allocations

	2/28/09	8/31/08

State	22%	21%
Education	14	12
Housing	14	17
County/City/Special District/School District	13	11
Transportation	12	13
Utilities	10	9
Corporate	7	7
Tobacco	7	9
Health	1	1

Credit Quality Allocations[5]

	2/28/09	8/31/08

AAA/Aaa	31%	38%
AA/Aa	30	25
A	15	12
BBB/Baa	16	17
BB/Ba	1	—
B	6	7
Not Rated	1	1

[5]	Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	11

Trust Summary as of February 28, 2009	BlackRock New York Municipal Income Trust II

Investment Objective

BlackRock New York Municipal Income Trust II (BFY) (the “Trust”) seeks to provide high current income exempt from regular federal income taxes and New York State and New York City personal income taxes. Under normal market conditions, the Trust will invest at least 80% of its total assets in municipal bonds that are investment grade quality, or determined by the Advisor to be of equivalent credit quality at the time of purchase. The Trust may invest up to 20% of its total assets in municipal bonds that are rated, at the time of investment, Ba/BB or B by Moody’s, S&P or Fitch or that are unrated but judged to be of comparable quality by BlackRock.

Performance

For the six months ended February 28, 2009, the Trust returned (17.48)% based on market price and (5.66)% based on NAV. For the same period, the closed-end Lipper New York Municipal Debt Funds category posted an average return of (13.42)% on a market price basis and (11.21)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. Detracting from the Trust’s performance were its below-average distribution rate, as well as its underweight in both utilities and tax-backed credits. Over the period, the Trust was positioned with a barbell-type structure, meaning it was overweight in both shorter-and longer-maturity holdings, while maintaining an underweight in the belly of the curve. The shorter-maturity and pre-refunded holdings managed well through the market turmoil. Longer-maturity bonds underperformed during the first half of the period; however, these issues outperformed in the second half, as the selling pressure in municipals abated and the absolute yield levels attracted strong retail demand, pushing yields to their lows for the period. Portfolio turnover was very low through the end of 2008, but increased in the new year as new issues offered compelling opportunities to add credits and yield.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on American Stock Exchange	BFY
Initial Offering Date	July 30, 2002
Yield on Closing Market Price as of February 28, 2009 ($10.83)[1]	6.93%
Tax Equivalent Yield[2]	10.66%
Current Monthly Distribution per Common Share[3]	$0.0625
Current Annualized Distribution per Common Share[3]	$0.7500
Leverage as of February 28, 2009[4]	41%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 15.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/09	8/31/08	Change	High	Low

Market Price	$10.83	$13.60	(20.37)%	$14.00	$7.53
Net Asset Value	$13.00	$14.28	(8.96)%	$14.48	$10.81

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	2/28/09	8/31/08

County/City/Special District/School District	22%	20%
Education	15	15
Corporate	15	15
Transportation	12	13
Utilities	9	8
Health	8	8
Tobacco	8	11
Housing	7	6
State	4	4

Credit Quality Allocations[5]

	2/28/09	8/31/08

AAA/Aaa	28%	30%
AA/Aa	31	40
A/A	27	14
BBB/Baa	7	7
BB/Ba	1	2
B/B	5	6
Not Rated	1	1

[5]	Using the higher of S&P’s or Moody’s ratings.

12	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Trust Summary as of February 28, 2009	BlackRock Virginia Municipal Bond Trust

Investment Objective

BlackRock Virginia Municipal Bond Trust (BHV) (the “Trust”) seeks to provide current income exempt from regular federal income taxes and Virginia personal income taxes. Under normal market conditions, the Trust will invest at least 80% of its total assets in municipal bonds that are investment grade quality, or determined by the Advisor to be of equivalent credit quality at time of purchase. The Trust may invest up to 20% of its total assets in municipal bonds that are rated, at the time of investment, Ba/BB or B by Moody’s, S&P or Fitch or that are unrated but judged to be of comparable quality by BlackRock.

Performance

For the six months ended February 28, 2009, the Trust returned (11.08)% based on market price and (6.95)% based on NAV, both with dividends reinvested. For the same period, the closed-end Lipper Other States Municipal Debt Funds category posted an average return of (8.43)% on a market price basis and (5.85)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s premium to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The Trust’s performance was hampered by its exposure to the long end of the municipal yield curve, which underperformed as the curve steepened. Also detracting from results was a widening in credit spreads, which had a negative impact on weaker credits in the Trust.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on American Stock Exchange	BHV
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 28, 2009 ($16.70)[1]	5.20%
Tax Equivalent Yield[2]	8.00%
Current Monthly Distribution per Common Share[3]	$0.072428
Current Annualized Distribution per Common Share[3]	$0.869136
Leverage as of February 28, 2009[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 15.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/09	8/31/08	Change	High	Low

Market Price	$16.70	$19.50	(14.36)%	$22.75	$12.50
Net Asset Value	$13.47	$15.03	(10.38)%	$15.25	$11.62

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	2/28/09	8/31/08

Health	16%	20%
Utilities	16	8
Transportation	14	24
Housing	14	14
County/City/Special District/School District	13	15
Education	11	11
Corporate	7	5
State	6	—
Tobacco	3	3

Credit Quality Allocations[5]

	2/28/2009	8/31/2008

AAA/Aaa	34%	34%
AA/Aa	34	27
A/A	18	—
A	—	17
BBB/Baa	5	7
Not Rated[6]	9	15

[5]	Using the higher of S&P’s or Moody’s ratings.
[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2009 and August 31, 2008, the market value of these securities was $651,700, representing 2%, and $2,170,858, representing 6%, respectively, of the Trust’s long-term investments.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	13

Trust Summary as of February 28, 2009	The Massachusetts Health & Education Tax-Exempt Trust

Investment Objective

The Massachusetts Health & Education Tax-Exempt Trust (MHE) (the “Trust”) seeks to provide shareholders with as high a level of current income exempt from both regular federal income taxes and Massachusetts personal income taxes as is consistent with the preservation of shareholders’ capital. The Trust seeks to achieve its investment objective by investing primarily in Massachusetts tax-exempt obligations issued on behalf of participating not-for-profit institutions. The Trust will continue to invest primarily in investment-grade obligations. The Trust is intended to be a long-term investment and not a short-term trading vehicle.

Performance

For the six months ended February 28, 2009, the Trust returned (5.17)% based on market price and (10.94)% based on NAV. For the same period, the closed-end Lipper Other States Municipal Debt Funds category posted an average return of (8.43)% on a market price basis and (5.85)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The range of states included in the Lipper category makes return comparisons inherently difficult. Since 80% of the Trust’s assets must be allocated to education and healthcare bonds, naturally, the Trust was overweight in both of these sectors. Healthcare bonds and the weaker bonds in the education sector would be classified as spread product. These spread products significantly underperformed, as the economic downturn continued to put more stress on the fundamental credit quality of these sectors over the six-month period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on American Stock Exchange	MHE
Initial Offering Date	July 23, 1993
Yield on Closing Market Price as of February 28, 2009 ($10.30)[1]	5.71%
Tax Equivalent Yield[2]	8.78%
Current Monthly Distribution per Common Share[3]	$0.049
Current Annualized Distribution per Common Share[3]	$0.588
Leverage as of February 28, 2009[4]	44%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]

Represents Preferred Shares and TOBs as a percentage of managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 15.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/09	8/31/08	Change	High	Low

Market Price	$10.30	$11.22	(8.20)%	$11.40	$7.18
Net Asset Value	$10.82	$12.55	(13.78)%	$12.72	$9.08

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	2/28/09	8/31/08

Education	62%	59%
Health	26	28
State	7	5
Housing	2	3
Corporate	2	4
Transportation	1	1

Credit Quality Allocations[5]

	2/28/09	8/31/08

AAA/Aaa	19%	20%
AA/Aa	18	22
A/A	38	29
BBB/Baa	14	12
BB/Ba	2	3
B/B	—	2
C/C	1	—
Not Rated[6]	8	12

[5]	Using the higher of S&P’s or Moody’s ratings.
[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2009 and August 31, 2008, the market value of these securities was $952,910, representing 2% and 1,139,707 representing 2%, respectively, of the Trust’s long-term investments.

14	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the yield and NAV of their Common Shares. However, these objectives cannot be achieved in all interest rate environments.

To leverage, the Trusts issue Preferred Shares, which pay dividends at prevailing short-term interest rates, and invest the proceeds in long-term municipal bonds. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by each Trust on its longer-term portfolio investments. To the extent that the total assets of the Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Trust’s Common Shareholders will benefit from the incremental yield.

To illustrate these concepts, assume a Trust’s Common Shares capitalization is $100 million and it issues Preferred Shares for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are 3% and long-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Trust pays dividends on the $50 million of Preferred Shares based on the lower short-term interest rates. At the same time, the Trust’s total portfolio of $150 million earns the income based on long-term interest rates. In this case, the dividends paid to Preferred Shareholders are significantly lower than the income earned on the Trust’s long-term investments, and therefore the Common Shareholders are the beneficiaries of the incremental yield.

Conversely, if prevailing short-term interest rates rise above long-term interest rates of 6%, the yield curve has a negative slope. In this case, the Trust pays dividends on the higher short-term interest rates whereas the Trust’s total portfolio earns income based on lower long-term interest rates. If short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental yield pickup on the Common Shares will be reduced or eliminated completely.

Furthermore, the value of the Trust’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors also influence the value of portfolio investments. In contrast, the redemption value of the Trust’s Preferred Shares does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trust’s NAV positively or negatively in addition to the impact on Trust performance from leverage from Preferred Shares discussed above.

The Trusts may also, from time to time, leverage their assets through the use of tender option bond (“TOB”) programs, as described in Note 1 of the Notes to Financial Statements. TOB investments generally will provide the Trusts with economic benefits in periods of declining short-term interest rates, but expose the Trusts to risks during periods of rising short-term interest rates similar to those associated with Preferred Shares issued by the Trusts, as described above. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB trust may adversely affect the Trusts’ NAVs per share.

The use of leverage may enhance opportunities for increased returns to the Trusts and Common Shareholders, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Trusts’ NAV, market price and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Trusts’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Trusts’ net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. The Trusts may be required to sell portfolio securities at inopportune times or below fair market values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments which may cause the Trusts to incur losses. The use of leverage may limit the Trusts’ ability to invest in certain types of securities or use certain types of hedging strategies, such as in the case of certain restrictions imposed by ratings agencies that rate preferred shares issued by a Trust. The Trusts will incur expenses in connection with the use of leverage, all of which are borne by the holders of the Common Shares and may reduce returns on the Common Shares.

Under the Investment Company Act of 1940, the Trusts are permitted to issue Preferred Shares in an amount of up to 50% of their total managed assets at the time of issuance. Under normal circumstances, each Trust anticipates that the total economic leverage from Preferred Shares and TOBs will not exceed 50% of its total managed assets at the time such leverage is incurred. As of February 28, 2009, the Trusts had economic leverage from Preferred Shares and TOBs as a percentage of their total managed assets as follows:

Percent of Leverage

BlackRock California Insured Municipal Income Trust	38%
BlackRock California Municipal Bond Trust	40%
BlackRock California Municipal Income Trust II	41%
BlackRock Maryland Municipal Bond Trust	41%
BlackRock MuniHoldings New York Insured Fund, Inc.	44%
BlackRock New Jersey Municipal Bond Trust	41%
BlackRock New York Insured Municipal Income Trust	39%
BlackRock New York Municipal Bond Trust	39%
BlackRock New York Municipal Income Trust II	41%
BlackRock Virginia Municipal Bond Trust	39%
The Massachusetts Health & Education Tax-Exempt Trust	44%

Derivative Instruments

The Trusts may invest in various derivative instruments, including swap agreements and futures, and other instruments specified in the Notes to Financials Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the other party to the transaction and illiquidity of the derivative instrument. The Trusts’ ability to successfully use a derivative instrument depends on the Advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Trusts to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Trusts can realize on an investment or may cause the Trusts to hold a security that it might otherwise sell. The Trusts’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	15

Schedule of Investments February 28, 2009 (Unaudited)	BlackRock California Insured Municipal Income Trust (BCK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California—136.0%

County/City/Special District/School District—65.8%
Alameda County, California, Joint Powers Authority, Lease Revenue Refunding Bonds, 5%, 12/01/34 (a)	$1,200	$1,161,420
Benicia, California, Unified School District, GO, Series B, 5.528%, 8/01/23 (b)(c)	6,500	2,980,900
Central Unified School District, California, GO (Election of 2008), Series A, 5.625%, 8/01/33 (d)	400	405,492
Ceres, California, Unified School District, GO (Election of 2001), Series B (b)(c)(e):
5.905%, 8/01/30	3,055	879,626
5.914%, 8/01/31	3,180	862,066
5.918%, 8/01/32	3,300	842,820
5.923%, 8/01/33	3,440	827,182
5.892%, 8/01/34	3,575	818,604
5.895%, 8/01/35	3,275	706,876
Evergreen, California, Elementary School District, GO (Election of 2006), Series B, 5.125%, 8/01/33 (d)	5,000	4,900,850
Fontana Unified School District, California, GO (Election of 2006), Series B, 5.25%, 8/01/26 (a)	5,400	5,598,936
Glendale, California, Community College District, GO (Election of 2002), Series D, 5%, 11/01/31 (b)	2,500	2,433,675
Hemet, California, Unified School District, GO, Series B, 5.125%, 8/01/37 (d)	2,140	2,063,923
Los Angeles, California, Unified School District, GO:
Series D, 5%, 7/01/26	600	594,467
Series I, 5%, 7/01/27	1,000	976,470
Morongo, California, Unified School District, GO (Election of 2005), Series A, 5.25%, 8/01/38 (d)	2,775	2,721,887
Murrieta Valley, California, Unified School District, Public Financing Authority, Special Tax Revenue Bonds, Series A, 5.125%, 9/01/26 (d)	1,000	939,980
Riverside, California, Unified School District, GO (Election of 2001), Series A, 5%, 2/01/27 (b)(e)	5,000	4,935,750
San Jose, California, Financing Authority, Lease Revenue Refunding Bonds (Civic Center Project), Series B, 5%, 6/01/37 (f)	6,000	5,762,760
Stockton, California, Unified School District, GO (Election of 2005), 5%, 8/01/31 (a)	3,000	2,882,610
West Contra Costa, California, Unified School District, GO (Election of 2005), Series B, 5.625%, 8/01/35 (g)	2,000	2,050,640

		45,346,934

Education—9.4%
California Educational Facilities Authority Revenue Bonds (Scripps College), 5%, 8/01/31 (b)	2,385	2,599,984
California State University, Systemwide Revenue Refunding Bonds, Series A, 5%, 11/01/30 (f)	4,000	3,901,480

		6,501,464

Municipal Bonds	Par (000)	Value

California (concluded)

Health—11.1%
California Statewide Communities Development Authority Revenue Bonds:
(Adventist), Series B, 5%, 3/01/37 (d)	$1,000	$886,090
(Sutter Health), Series D, 5.05%, 8/15/38 (a)	5,000	4,447,550
Kaweah Delta Health Care District, California, Revenue Refunding Bonds, 6%, 8/01/12 (h)	2,000	2,333,160

		7,666,800

State—6.7%
California State Public Works Board, Lease Revenue Bonds (Department of General Services—Capitol East End Complex), Series A, 5%, 12/01/27 (f)	5,000	4,615,700

Transportation—5.1%
San Joaquin Hills, California, Transportation Corridor Agency, Toll Road Revenue Refunding Bonds, Series A, 5.488%, 1/15/31 (b)(c)	20,000	3,516,600

Utilities—37.9%
California State Department of Water Resources, Water System Revenue Refunding Bonds (Central Valley Project), Series AE, 5%, 12/01/28	2,500	2,531,250
East Bay, California, Municipal Utility District, Water System Revenue Refunding Bonds, Series A, 5%, 6/01/37 (b)(e)	4,000	3,905,040
Imperial Irrigation District, California, Electric Revenue Refunding Bonds, 5%, 11/01/33	1,275	1,232,798
Los Angeles, California, Department of Water and Power, Waterworks Revenue Refunding Bonds, Series A, 5.125%, 7/01/41 (b)(e)	5,000	4,857,400
Los Angeles, California, Wastewater System Revenue Refunding Bonds (b):
Series A, 5%, 6/01/32 (e)	6,025	5,800,087
Sub-Series A, 5%, 6/01/27	5,000	4,934,800
Napa, California, Water Revenue Bonds, 5%, 5/01/35 (f)	3,000	2,848,740

		26,110,115

Total Municipal Bonds—136.0%		93,757,613

Municipal Bonds Transferred to Tender Option Bond Trusts (i)

California—13.6%

Utilities—13.6%
San Diego County, California, Water Authority, Water Revenue Refunding Bonds, COP, Series A:
5%, 5/01/32 (b)	5,292	5,248,418
5%, 5/01/33 (a)	4,250	4,150,635

Total Municipal Bonds Transferred to Tender Option Bond Trusts—13.6%		9,399,053

Total Long-Term Investments (Cost—$107,723,093)—149.6%		103,156,666

Portfolio Abbreviations

To simplify the listings of the Trusts’ portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the list on the right.

AMT	Alternative Minimum Tax (subject to)
CABS	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDR	Economic Development Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDR	Industrial Development Revenue Bonds
M/F	Multi-Family
PCR	Pollution Control Revenue Bonds
PILOT	Payment in Lieu of Taxes
S/F	Single-Family
TFABS	Tobacco Flexible Amortization Bonds
VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (concluded)	BlackRock California Insured Municipal Income Trust (BCK)
(Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)	Value

California—4.4%

Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue Refunding Bonds, Proposition C, VRDN, Second Senior Series A, 6%, 3/05/09 (b)(j)	$3,000	$3,000,000

	Shares

Money Market Funds—13.6%

CMA California Municipal Money Fund, 0.26% (k)(l)	9,410,597	9,410,597

Total Short-Term Securities (Cost—$12,410,597)—18.0%		12,410,597

Total Investments (Cost—$120,133,690*)—167.6%		115,567,263
Liabilities in Excess of Other Assets—(6.2)%		(4,267,677)
Liability for Trust Certificates, Including Interest Expense and Fees Payable—(6.9)%		(4,798,695)
Preferred Shares, at Redemption Value—(54.5)%		(37,556,582)

Net Assets Applicable to Common Shares—100.0%		$68,944,309

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$115,391,542

Gross unrealized appreciation	$848,865
Gross unrealized depreciation	(5,444,993)

Net unrealized depreciation	$(4,596,128)

(a)	FSA Insured.
(b)	NPFGC Insured.
(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d)	Assured Guaranty Insured.
(e)	FGIC Insured.
(f)	AMBAC Insured.
(g)	BHAC Insured.
(h)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(j)

Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. Rate shown is as of report date. This rate changes periodically based upon prevailing market rates.

(k)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA California Municipal Money Fund	3,137,730	$34,712

(l)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

•

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$9,410,597
Level 2	106,156,666
Level 3	—

Total	$115,567,263

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	17

Schedule of Investments February 28, 2009 (Unaudited)	BlackRock California Municipal Bond Trust (BZA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California—136.4%

Corporate—5.4%
California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds (Waste Management, Inc. Project), AMT, Series C, 5.125%, 11/01/23	$1,530	$1,269,303
California Pollution Control Financing Authority, Solid Waste Disposal Revenue Refunding Bonds (Republic Services, Inc. Project), AMT, Series C, 5.25%, 6/01/23	500	436,505
Los Angeles, California, Regional Airports Improvement Corporation, Lease Revenue Bonds (American Airlines Inc.), AMT, Series B, 7.50%, 12/01/24	1,000	758,540

		2,464,348

County/City/Special District/School District—52.2%
Chino Basin, California, Desalter Authority, Revenue Refunding Bonds, Series A, 5%, 6/01/35 (a)	2,000	1,912,560
Lathrop, California, Financing Authority Revenue Bonds (Water Supply Project):
5.90%, 6/01/27	655	512,498
6%, 6/01/35	1,180	870,781
Live Oak Unified School District, California, GO (Election of 2004), Series B (b)(c):
5.568%, 8/01/18 (d)	905	291,292
5.578%, 8/01/18 (d)	945	287,450
5.528%, 8/01/29	705	204,549
5.538%, 8/01/30	795	213,084
5.548%, 8/01/31	830	206,048
5.558%, 8/01/32	865	199,383
Los Angeles, California, Unified School District, GO:
Series D, 5.30%, 1/01/34	500	497,230
Series I, 5%, 7/01/26	650	644,007
Modesto, California, Irrigation District, COP, Series B,
5.50%, 7/01/35	750	751,028
Orange County, California, Community Facilities District,
Special Tax Bonds (Number 01-1 Ladera Ranch),
Series A, 6%, 8/15/10 (d)	2,400	2,596,296
Pittsburg, California, Redevelopment Agency, Tax Allocation Refunding Bonds (Los Medanos Community Development Project), Series A, 6.50%, 9/01/28	1,000	994,530
San Diego, California, Regional Building Authority, Lease Revenue Bonds (County Operations Center and Annex Redevelopment Project) Series A, 5.375%, 2/01/36	2,000	1,959,500
San Francisco, California, City and County Redevelopment Agency, Community Facilities District Number 1, Special Tax Bonds (Mission Bay South Public Improvements Project), 6.25%, 8/01/33	2,500	2,132,425
Santa Ana, California, Unified School District, COP (Financing Program), 5.838%, 4/01/29 (c)(e)	15,000	4,992,900
Santa Ana, California, Unified School District, GO, 5.375%, 8/01/27 (f)	500	499,690
Santa Cruz County, California, Redevelopment Agency, Tax Allocation Bonds (Live Oak/Soquel Community Improvement Project Area), Series A, 7%, 9/01/36	500	517,280
Stockton, California, Unified School District, GO (Election of 2005), 5%, 8/01/31 (e)	2,000	1,921,740
Val Verde, California, Unified School District, GO (Election of 2008), Series A, 5.50%, 8/01/33	1,615	1,629,115

		23,833,386

Education—24.7%
California Educational Facilities Authority Revenue Bonds:
(Stanford University), Series Q, 5.25%, 12/01/32	4,000	4,083,680
(University of San Diego), Series A, 5.25%, 10/01/30	4,000	3,913,840
California Infrastructure and Economic Development Bank Revenue Bonds (J. David Gladstone Institute Project), 5.25%, 10/01/34	3,750	3,261,075

		11,258,595

Municipal Bonds	Par (000)	Value

California (concluded)

Health—25.7%
California Statewide Communities Development Authority Revenue Bonds:
(Catholic Healthcare West), Series E, 5.50%	$1,250	$1,140,612
(Daughters of Charity National Health System), Series A, 5.25%, 7/01/30	1,500	993,090
(Kaiser Permanente), Series A, 5.50%	5,000	4,476,950
(Sutter Health), Series B, 5.625%, 8/15/42	3,250	3,061,532
Kaweah Delta Health Care District, California, Revenue Refunding Bonds, 6%, 8/01/12 (d)	1,745	2,035,682

		11,707,866

Housing—9.4%
California M/F Housing Revenue Bonds (San Lucas Apartments), AIG SunAmerica, Inc., Pass-Through Certificates of Beneficial Ownership, AMT, Series 5, 5.95%, 11/01/34	2,120	2,025,957
Santa Maria, California, M/F Housing Revenue Bonds (Westgate Courtyards Apartments), AIG SunAmerica, Inc., Pass-Through Certificates of Beneficial Ownership, AMT, Series 3, 5.80%, 11/01/34	2,280	2,280,342

		4,306,299

State—3.4%
California State Department of Water Resources, Power Supply Revenue Refunding Bonds, Sub-Series F-5, 5%, 5/01/22	1,500	1,558,530

Transportation—8.2%
Foothill/Eastern Corridor Agency, California, Toll Road Revenue Refunding Bonds, 5.75%, 1/15/40	3,845	2,743,061
San Francisco, California, City and County Airport Commission, International Airport Revenue Refunding Bonds, AMT, Second Series, 6.75%, 5/01/19	950	984,685

		3,727,746

Utilities—7.4%
Chino Basin, California, Regional Financing Authority, Revenue Refunding Bonds (Inland Empire Utility Agency), Series A, 5%, 11/01/33 (g)	1,000	945,740
Eastern Municipal Water District, California, Water and Sewer, COP, Series H, 5%, 7/01/33	2,545	2,437,728

		3,383,468

Multi-State—8.3%

Housing—8.3%
Charter Mac Equity Issuer Trust, 7.20%, 10/31/52 (h)(i)	3,500	3,790,045

Total Municipal Bonds—144.7%		66,030,283

Municipal Bonds Transferred to Tender Option Bond Trusts (j)

California—6.4%

County/City/Special District/School District—6.4%
Santa Clara County, California, Financing Authority, Lease Revenue Refunding Bonds, Series L, 5.25%, 5/15/36	2,999	2,930,627

Total Municipal Bonds Transferred to Tender Option Bond Trusts—6.4%		2,930,627

Total Long-Term Investments (Cost—$72,108,281)—151.1%		68,960,910

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (concluded)	BlackRock California Municipal Bond Trust (BZA) (Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)	Value

California—4.4%

Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue Refunding Bonds, Proposition C, VRDN, Second Senior Series A, 6%, 3/05/09 (f)(k)	$2,000	$2,000,000

	Shares

Money Market Funds—4.9%

CMA California Municipal Money Fund, 0.26% (l)(m)	2,248,240	2,248,240

Total Short-Term Securities (Cost—$4,248,240)—9.3%		4,248,240

Total Investments (Cost—$76,356,521*)—160.4%		73,209,150

Other Assets Less Liabilities—5.3%		2,429,324

Liability for Trust Certificates, Including Interest Expense and Fees Payable—(4.4)%		(2,002,786)

Preferred Shares, at Redemption Value—(61.3)%		(27,979,904)

Net Assets Applicable to Common Shares—100.0%		$45,655,784

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$74,181,536

Gross unrealized appreciation	$1,574,936
Gross unrealized depreciation	(4,546,169)

Net unrealized depreciation	$(2,971,233)

(a)	Assured Guaranty Insured.
(b)	XL Capital Insured.
(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	FSA Insured.
(f)	NPFGC Insured.
(g)	AMBAC Insured.
(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(i)

Securities represent a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(j)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(k)

Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. Rate shown is as of report date. This rate changes periodically based upon prevailing market rates.

(l)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA California Municipal Money Fund	114,135	$13,721

(m)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

•

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$2,248,240
Level 2	70,960,910
Level 3	—

Total	$73,209,150

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	19

Schedule of Investments February 28, 2009 (Unaudited)	BlackRock California Municipal Income Trust II (BCL) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California—134.9%

Corporate—5.9%
California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds (Waste Management, Inc. Project), AMT, Series C:
5.125%, 11/01/23	$4,180	$3,467,770
6.75%, 12/01/27	1,225	1,221,827
Los Angeles, California, Regional Airports Improvement Corporation, Lease Revenue Bonds (American Airlines Inc.), AMT, Series C, 7.50%, 12/01/24	1,785	1,353,994

		6,043,591

County/City/Special District/School District—50.8%
Alameda County, California, Joint Powers Authority, Lease Revenue Refunding Bonds, 5%, 12/01/34 (a)	3,500	3,387,475
Corona-Norco Unified School District, California, Community Facilities District Number 98-1, Special Tax Bonds, 5.10%, 9/01/32 (b)	6,000	5,824,020
La Quinta, California, Redevelopment Agency, Tax Allocation Bonds (Redevelopment Project Area Number 1), 5.125%, 9/01/32 (b)	4,000	3,480,360
Los Angeles, California, Community College District, GO, Series F-1, 5%, 8/01/33	1,500	1,462,755
Los Alamitos, California, Unified School District, GO (School Facilities Improvement Project Number 1), 5.50%, 8/01/33	3,500	3,594,150
Los Angeles, California, Unified School District, GO: Series D, 5.30%, 1/01/34	2,100	2,088,366
Series I, 5%, 7/01/26	3,100	3,071,418
Modesto, California, Irrigation District, COP, Series B, 5.50%, 7/01/35	1,650	1,652,260
Pittsburg, California, Redevelopment Agency, Tax Allocation Refunding Bonds (Los Medanos Community Development Project), Series A, 6.50%, 9/01/28	2,000	1,989,060
San Diego, California, Regional Building Authority, Lease Revenue Bonds (County Operations Center and Annex Redevelopment Project) Series A, 5.375%, 2/01/36	1,600	1,567,600
San Francisco, California, City and County Redevelopment Agency, Community Facilities District Number 1, Special Tax Bonds (Mission Bay South Public Improvements Project), 6.25%, 8/01/33	3,000	2,558,910
San Jose, California, Unified School District, Santa Clara County, GO (Election of 2002), Series D, 5%, 8/01/32	2,750	2,708,860
Santa Ana, California, Unified School District, GO (Election of 2008), Series A:
5.50%, 8/01/30	5,830	5,945,726
5.125%, 8/01/33	2,000	1,949,600
Santa Cruz County, California, Redevelopment Agency, Tax Allocation Bonds (Live Oak/Soquel Community Improvement Project Area), Series A, 6.625%, 9/01/29	1,000	1,020,390
Stockton, California, Unified School District, GO (Election of 2005), 5%, 8/01/31 (a)	2,000	1,921,740
Torrance, California, Unified School District, GO, (Election of 2008 - Measure Z), 6%, 8/01/33	1,500	1,577,085
Val Verde, California, Unified School District, GO (Election of 2008), Series A, 5.50%, 8/01/33	5,000	5,043,700
Val Verde, California, Unified School District Financing Authority, Special Tax Refunding Bonds, Junior Lien, 6.25%, 10/01/28	1,170	1,019,889

		51,863,364

Municipal Bonds	Par (000)	Value

California (concluded)

Education—7.7%
California Educational Facilities Authority Revenue Bonds (University of Southern California), Series A, 5.25%, 10/01/39	$3,500	$3,563,210
University of California Revenue Bonds, Series D, 5%, 5/15/32 (c)(d)	2,500	2,374,700
University of California, General Revenue Bonds, Series A, 5%, 5/15/33 (b)	2,000	1,950,480

		7,888,390

Health—21.5%
California Health Facilities Financing Authority, Revenue Refunding Bonds (Providence Health and Services), Series C, 6.50%, 10/01/38	1,000	1,047,140
California Infrastructure and Economic Development Bank Revenue Bonds (Kaiser Hospital Assistance I-LLC), Series A, 5.55%, 8/01/31	1,735	1,554,890
California Statewide Communities Development Authority Revenue Bonds:
(Catholic Healthcare West), Series E, 5.50%, 7/01/31	1,250	1,140,612
(Kaiser Permanente), Series A, 5.50%, 11/01/32	5,000	4,476,950
(Sutter Health), Series B, 5.50%, 8/15/34	8,000	7,570,720
California Statewide Communities Development Authority, Health Facility Revenue Bonds (Memorial Health Services), Series A, 5.50%, 10/01/33	7,000	6,145,930

		21,936,242

State—7.8%
California State Department of Water Resources, Power Supply Revenue Refunding Bonds, Sub-Series F-5, 5%, 5/01/22	7,650	7,948,503

Tobacco—10.4%
Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Bonds, Series A-1, 6.75%, 6/01/13 (e)	9,000	10,593,540

Transportation—12.9%
Foothill/Eastern Corridor Agency, California, Toll Road Revenue Bonds, Senior Lien, Series A, 4.118%, 1/01/26 (f)(g)	10,000	4,602,700
Foothill/Eastern Corridor Agency, California, Toll Road Revenue Refunding Bonds, 5.023%, 1/15/30 (f)	6,550	1,084,418
Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75%, 11/01/29 (c)(d)	2,000	1,709,340
San Francisco, California, City and County Airport Commission, International Airport Revenue Refunding Bonds, AMT, Second Series, 6.75%, 5/01/19	1,575	1,632,503
San Joaquin Hills, California, Transportation Corridor Agency, Toll Road Revenue Refunding Bonds, Series A, 4.344%, 1/15/34 (c)(f)	30,000	4,136,700

		13,165,661

Utilities—17.9%
Eastern Municipal Water District, California, Water and Sewer, COP, Series H, 5%, 7/01/33	7,100	6,800,735
Los Angeles, California, Department of Water and Power, Waterworks Revenue Bonds, Series A, 5.375%, 7/01/34	1,600	1,615,104
Los Angeles, California, Department of Water and Power, Waterworks Revenue Refunding Bonds, Series A, 5.125%, 7/01/41 (c)(d)	5,500	5,343,140
San Diego, California, Public Facilities Financing Authority, Water Revenue Refunding Bonds, Series A:
5%, 8/01/26	1,000	1,013,470
5.25%, 8/01/38	2,500	2,496,175
Santa Rosa, California, Wastewater Revenue Refunding Bonds, Series B, 3.921%, 9/01/25 (b)(f)	2,685	1,058,132

		18,326,756

Total Municipal Bonds in California		137,766,047

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (concluded)	BlackRock California Municipal Income Trust II (BCL) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Multi-State—4.0%

Housing—4.0%
Charter Mac Equity Issuer Trust (h)(i):
5.75%, 4/30/15	$500	$507,075
6%, 4/30/15	1,500	1,538,775
6%, 4/30/19	1,000	1,012,490
6.30%, 4/30/19	1,000	1,017,640

Total Municipal Bonds in Multi-State		4,075,980

Total Municipal Bonds—138.9%		141,842,027

Municipal Bonds Transferred to Tender Option Bond Trusts (j)

California—16.8%

County/City/Special District/School District—7.7%
Santa Clara County, California, Financing Authority, Lease Revenue Refunding Bonds, Series L, 5.25%, 5/15/36	8,005	7,823,144

Education—2.2%
California State University, Systemwide Revenue Bonds, Series A, 5%, 11/01/39 (a)	2,400	2,298,264

Utilities—6.9%
California State Department of Water Resources Revenue Bonds (Central Valley Project), Series AE, 5%, 12/01/29	7,000	7,061,460

Total Municipal Bonds Transferred to Tender Option Bond Trusts—16.8%		17,182,868

Total Long-Term Investments (Cost—$165,621,334)—155.7%		159,024,895

Short-Term Securities

California—3.9%

Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue Refunding Bonds, Proposition C, VRDN, Second Senior Series A, 6%, 3/05/09 (c)(m)	4,000	4,000,000

	Shares

Money Market Fund—6.0%

CMA California Municipal Money Fund, 0.26% (k)(l)	6,141,300	6,141,300

Total Short-Term Securities (Cost—$10,141,300)—9.9%		10,141,300

Total Investments (Cost—$175,762,634*)—165.6%		169,166,195
Other Assets Less Liabilities—2.7%		2,784,682
Liability for Trust Certificates, Including Interest Expense and Fees Payable—(9.8)%		(10,056,672)
Preferred Shares, at Redemption Value—(58.5)%		(59,756,135)

Net Assets Applicable to Common Shares—100.0%		$102,138,070

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$165,646,865

Gross unrealized appreciation	$2,973,904
Gross unrealized depreciation	(9,489,865)

Net unrealized depreciation	$(6,515,961)

(a)	FSA Insured.
(b)	AMBAC Insured.
(c)	NPFGC Insured.
(d)	FGIC Insured.
(e)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(g)	Security is collateralized by Municipal or U.S. Treasury Obligations.
(h)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(j)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(k)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA California Municipal Money Fund	6,141,056	$38,270

(l)	Represents the current yield as of report date.
(m)

Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. Rate shown is as of report date. This rate changes periodically based upon prevailing market rates.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

•

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$6,141,300
Level 2	163,024,895
Level 3	—

Total	$169,166,195

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	21

Schedule of Investments February 28, 2009 (Unaudited)	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Maryland—114.5%

County/City/Special District/School District—34.1%
Annapolis, Maryland, Special Obligation Revenue Bonds (Park Place Project), Series A, 5.35%, 7/01/34	$500	$291,775
Baltimore County, Maryland, Metropolitan District, GO:
67th Issue, 5%, 6/01/22	2,000	2,071,500
68th Issue, 5%, 8/01/28	2,000	2,014,940
Baltimore, Maryland, Special Obligation Tax Bonds (Harborview Lot Number 2), 6.50%, 7/01/31	1,000	703,490
Frederick County, Maryland, Special Obligation Tax Bonds (Urbana Community Development Authority), 6.625%, 7/01/25	1,000	753,010
Montgomery County, Maryland, Lease Revenue Bonds (Metrorail Garage Projects):
5%, 6/01/23	500	512,805
5%, 6/01/24	1,435	1,459,051
Prince Georges County, Maryland, Special Obligation Bonds (National Harbor Project), 5.20%, 7/01/34	1,500	820,260

		8,626,831

Education—24.0%
Anne Arundel County, Maryland, EDR (Community College Project), 5.25%, 9/01/28	1,870	1,730,217
Maryland State Health and Higher Educational Facilities Authority Revenue Bonds:
(Baltimore Board of Child Care), 5.375%, 7/01/32	2,000	1,806,780
(Loyola College), 5%, 10/01/39	2,000	1,653,720
Maryland State Industrial Development Financing Authority, EDR (Our Lady of Good Counsel School), Series A, 6%, 5/01/35	1,000	653,690
University System of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series A, 4.50%, 4/01/28	250	246,212

		6,090,619

Health—29.8%
Baltimore County, Maryland, Revenue Refunding Bonds (Oak Crest Village, Inc.), Series A, 5%, 1/01/37	1,000	703,290
Howard County, Maryland, Retirement Community Revenue Refunding Bonds (Columbia Vantage House Corporation), Series A, 5.25%, 4/01/33	500	278,960
Maryland State Health and Higher Educational Facilities Authority Revenue Bonds:
(Carroll County General Hospital), 6%, 7/01/37	1,990	1,774,921
(Union Hospital of Cecil County), 5.625%, 7/01/32	2,000	1,797,680
(University of Maryland Medical System), 5.25%, 7/01/11 (a)	2,000	2,167,760
Maryland State Health and Higher Educational Facilities Authority, Revenue Refunding Bonds (Peninsula Regional Medical Center), 5%, 7/01/36	1,000	820,230

		7,542,841

Housing—1.9%
Maryland State Community Development Administration, Department of Housing and Community Development, Residential Revenue Refunding Bonds, AMT, Series A, 5.75%, 9/01/39	500	490,005

Transportation—7.0%
Maryland State Transportation Authority, Parking Revenue Bonds (Baltimore/Washington International Airport), AMT, Series B, 5.125%, 3/01/24 (b)	2,000	1,786,480

Municipal Bonds	Par (000)	Value

Maryland (concluded)

Utilities—17.7%
Baltimore, Maryland, Wastewater Project Revenue Refunding Bonds, Series A (c)(d):
5.20%, 7/01/32	$2,500	$2,521,325
5.125%, 7/01/42	2,000	1,954,540

		4,475,865

Total Municipal Bonds in Maryland		29,012,641

Multi-State—8.5%

Housing—8.5%
Charter Mac Equity Issuer Trust, 7.20%, 10/31/52 (e)(f)	2,000	2,165,740

Puerto Rico—15.1%

State—1.2%
Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series D, 5.375%, 7/01/33	350	294,665

Tobacco—4.0%
Children’s Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding Bonds, 5.50%, 5/15/39	1,500	1,005,015

Transportation—9.9%
Puerto Rico Commonwealth Highway and Transportation Authority, Highway Revenue Refunding Bonds:
Series CC, 5.25%, 7/01/36 (g)	895	856,166
Series D, 5.25%, 7/01/12 (a)	1,500	1,661,010

		2,517,176

Total Municipal Bonds in Puerto Rico		3,816,856

Total Municipal Bonds—138.1%		34,995,237

Municipal Bonds Transferred to Tender Option Bond Trusts (h)

Maryland—11.9%

Transportation—11.9%
Maryland State Transportation Authority, Transportation Facilities Projects Revenue Bonds, 5%, 7/01/41 (g)	3,000	3,008,700

Total Municipal Bonds Transferred to Tender Option Bond Trusts		3,008,700

Total Long-Term Investments (Cost—$41,417,253)—150.0%		38,003,937

Short-Term Securities	Shares

Money Market Funds—17.8%
Merrill Lynch Institutional Tax-Exempt Fund, 0.66% (i)(j)	4,502,411	4,502,411

Total Short-Term Securities (Cost—$4,502,411)—17.8%		4,502,411

Total Investments (Cost—$45,919,664*)—167.8%		42,506,348
Other Assets Less Liabilities—1.3%		335,705
Liability for Trust Certificates, Including Interest Expense and Fees Payable—(5.9)%		(1,502,578)
Preferred Shares, at Redemption Value—(63.2)%		(16,001,184)

Net Assets Applicable to Common Shares—100.0%		$25,338,291

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (concluded)	BlackRock Maryland Municipal Bond Trust (BZM)

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2009 as computed for federal income tax purposes, were as follows:

Aggregate cost	$44,337,945

Gross unrealized appreciation	$887,230
Gross unrealized depreciation	(4,218,827)

Net unrealized depreciation	$(3,331,597)

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	AMBAC Insured.
(c)	FGIC Insured.
(d)	NPFGC Insured.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(g)	FSA Insured.
(h)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(i)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

Merrill Lynch Institutional Tax-Exempt Fund	2,398,985	$21,217

(j)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

•

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$4,502,411
Level 2	38,003,937
Level 3	—

Total	$42,506,348

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	23

Schedule of Investments February 28, 2009 (Unaudited)	BlackRock MuniHoldings New York Insured Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York—134.8%

Corporate—12.2%
New York City, New York, City IDA, IDR (Japan Airlines Company), AMT, 6%, 11/01/15 (a)	$9,640	$9,652,436
New York City, New York, City IDA, Special Facility Revenue Refunding Bonds (Terminal One Group Association Project), AMT, 5.50%, 1/01/24	1,500	1,291,680
New York State Energy Research and Development Authority, Gas Facilities Revenue Refunding Bonds (Brooklyn Union Gas Company/Keyspan), AMT, Series A, 4.70%, 2/01/24 (b)	15,090	13,086,501
New York State Energy Research and Development Authority, PCR, Refunding (Central Hudson Gas and Electric), Series A, 5.45%, 8/01/27 (c)	6,000	6,026,700
Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT, 5.25%, 6/01/27	4,355	3,533,299
Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding Bonds (Ogden Martin System Huntington Project), AMT (c):
6%, 10/01/10	4,660	4,816,576
6.15%, 10/01/11	5,000	5,227,700
6.25%, 10/01/12	3,530	3,726,727

		47,361,619

County/City/Special District/School District—41.6%
Buffalo, New York, GO, Series D (a)(d):
6%, 12/01/09	2,000	2,104,640
Erie County, New York, Public Improvement, GO, Series A, 5.75%, 10/01/13 (b)(e)	1,025	1,048,636
Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A,:
4.50%, 2/15/47 (e)	13,750	10,155,337
5%, 2/15/47 (b)	10,250	8,304,447
Nassau Health Care Corporation, New York, Health System Revenue Bonds, 5.75%, 8/01/09 (a)(d)	4,210	4,382,526
New York City, New York, City Health and Hospital Corporation, Health System Revenue Refunding Bonds, Series A, 5.25%, 2/15/17 (e)	2,000	2,019,200
New York City, New York, City IDA, PILOT Revenue Bonds:
(Queens Baseball Stadium Project) 5%, 1/01/31 (c)	4,000	3,374,640
(Queens Baseball Stadium Project) 5%, 1/01/36 (c)	12,740	10,354,435
(Queens Baseball Stadium Project) 5%, 1/01/39 (c)	4,000	3,213,400
(Queens Baseball Stadium Project) 6.375%, 1/01/39 (f)	800	846,360
(Queens Baseball Stadium Project) 5%, 1/01/46 (c)	7,800	6,107,634
(Yankee Stadium Project) 5%, 3/01/36 (e)	3,950	3,208,941
(Yankee Stadium Project) 5%, 3/01/46 (b)	10,500	7,809,480
New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds, Series S-1, 5.50%, 7/15/38 (f):
Series S-1, 5.50%, 7/15/38 (f)	4,000	4,020,120
Series S-2, 4.25%, 1/15/34 (b)(e)	4,830	3,935,436
Series S-2, 5%, 1/15/37 (a)(b)	3,750	3,640,013
New York City, New York, City Transitional Finance Authority, Building Aid Revenue Refunding Bonds, Series S-1, 4.50%, 1/15/38	1,760	1,491,195
New York City, New York, City Transitional Finance Authority, Future Tax Secured Revenue Bonds, Series B:
5.50%, 2/01/12 (e)	1,145	1,232,341
5.50%, 2/01/13 (e)	805	861,374
6.25%, 11/15/18 (b)	6,405	6,886,272

Municipal Bonds	Par (000)	Value

New York (continued)

County/City/Special District/School District (concluded)
New York City, New York, City Transitional Finance Authority, Future Tax Secured Revenue Bonds:
Series C, 5%, 2/01/33 (b)	$16,200	$15,758,712
Series E, 5.25%, 2/01/22 (e)	2,500	2,590,950
New York City, New York, City Transitional Finance Authority, Future Tax Secured, Revenue Refunding Bonds, Series A, 5%, 11/15/26 (b)	1,000	1,006,660
New York City, New York, GO, Refunding, Series A, 6.25%, 5/15/26 (a)	3,700	3,944,163
New York City, New York, GO, Series B, 5.75%, 8/01/13 (e)	2,280	2,422,204
New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds:
DRIVERS, Series 1438Z, 11.763%, 10/15/12 (c)(g)	1,250	1,315,888
Series A, 5%, 10/15/32 (c)	14,175	14,277,911
New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel Unit Fee Secured) (c):
5%, 11/15/30	2,100	1,988,049
5%, 11/15/35	21,000	19,620,720
5%, 11/15/44	2,055	1,877,633
Oneida-Herkimer, New York, Solid Waste Management Authority, Solid Waste Revenue Refunding Bonds, 5.50%, 4/01/13 (a)	1,800	2,004,786
Syracuse, New York, IDA, PILOT Revenue Bonds (Carousel Center Project), AMT, Series A, 5%, 1/01/36 (h)	10,000	7,781,600
Yonkers, New York, GO, Series A, 5.75%, 10/01/10 (b)	1,795	1,945,080

		161,530,783

Education—10.8%
Albany, New York, IDA, Civic Facility Revenue Bonds (The University Heights Association-Albany Law School), Series A, 6.75%, 12/01/09 (d)(i)	3,375	3,569,974
Madison County, New York, IDA, Civic Facility Revenue Bonds (Colgate University Project), Series A (c):
5%, 7/01/30	4,000	3,897,320
5%, 7/01/35	750	712,080
New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds:
(Nightingale-Bamford School), 5.25%, 1/15/17 (c)	1,200	1,275,948
(Polytechnic University), 5.25%, 11/01/37 (j)	2,160	1,596,197
New York City, New York, Trust for Cultural Resources Revenue Refunding Bonds (American Museum of Natural History), Series A, (e):
5%, 7/01/36	3,800	3,678,704
5%, 7/01/44	1,500	1,423,770
New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds (Mount Sinai School of Medicine of New York University), 5%, 7/01/35 (e)	2,100	1,982,505
New York State Dormitory Authority Revenue Bonds:
(853 Schools Program), Issue 2, Series E, 5.75%, 7/01/19 (c)	1,340	1,368,555
(Cooper Union of Advance Science), 6.25%, 7/01/09 (d)(e)	1,200	1,235,472
(Pace University), 6%, 7/01/10 (d)(e)	5,345	5,756,672
Schenectady, New York, IDA, Civic Facility Revenue Bonds (Union College Project), Series A, 5.45%, 12/01/09 (c)(d)	5,000	5,290,550
Schenectady, New York, IDA, Civic Facility Revenue Refunding Bonds (Union College Project), Series A, 5.625%, 7/01/11 (c)(d)	3,000	3,363,510

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (continued)	BlackRock MuniHoldings New York Insured Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)

Education (concluded)
Westchester County, New York, IDA, Civic Facility Revenue Bonds (Purchase College Foundation Housing Project), Series A, 5.75%, 12/01/31 (c)	$7,000	$6,964,090

		42,115,347

Health—7.4%
New York City, New York, City IDA, Parking Facility Revenue Bonds (Royal Charter Properties Inc.-The New York and Pennsylvania Hospital Leasehold Project), 5.75%, 12/15/29 (a)	7,965	8,124,619
New York State Dormitory Authority, Hospital Revenue Refunding Bonds (New York and Presbyterian Hospital), 5.50%, 8/01/11 (c)(k)	1,000	1,076,500
New York State Dormitory Authority, Mortgage Revenue Bonds (Montefiore Medical Center), 5%, 8/01/33 (b)(e)(k)	1,000	929,650
New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (Presbyterian Hospital of New York), 5%, 8/15/36 (a)(k)	4,000	3,860,960
New York State Dormitory Authority Revenue Bonds:
(Gustavus Adolphus Child & Family Services, Inc.), Series B, 5.50%, 7/01/18 (c)	2,058	2,099,016
(Hudson Valley Hospital Center, 5%, 8/15/36 (a)(k)	5,000	4,911,950
(New York State Rehabilitation Association), Series A, 5.25%, 7/01/19 (l)	1,180	1,213,087
(New York State Rehabilitation Association), Series A, 5.125%, 7/01/23 (l)	1,000	1,020,990
(Saint Barnabas Hospital), 5.45%, 8/01/35 (c)(k)	2,150	2,046,005
New York State Dormitory Authority, Revenue Refunding Bonds (Saint Charles Hospital and Rehabilitation Center), Series A, 5.625%, 7/01/12 (e)	3,400	3,443,010

		28,725,787

Housing—5.2%
New York City, New York, City Housing Development Corporation, M/F Housing Revenue Bonds, AMT:
Series C, 5%, 11/01/26	1,250	1,161,125
Series C, 5.05%, 11/01/36	2,000	1,623,520
Series H-1, 4.70%, 11/01/40	1,000	797,010
Series H-2, 5.125%, 11/01/34	2,340	2,071,391
New York State, HFA, M/F Housing Revenue Bonds (Saint Philips Housing), AMT, Series A, 4.65%, 11/15/38 (m)	3,250	2,739,295
New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT:
Series 143, 4.90%, 10/01/37	1,000	842,060
Series 145, 5.125%, 10/01/37	1,000	884,730
New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds:
AMT Series 67, 5.70%, 10/01/17 (e)	2,140	2,151,770
AMT Series 133, 4.95%, 10/01/21	1,500	1,484,010
AMT Series 143, 4.85%, 10/01/27 (e)	2,000	1,794,060
Series 83, 5.55%, 10/01/27 (e)	2,100	2,100,966
New York State Mortgage Agency Revenue Refunding Bonds, AMT, Series 82, 5.65%, 4/01/30 (e)	1,035	983,964
Yonkers, New York, IDA, Revenue Bonds (Monastery Manor associates LP Project), AMT, 5.25%, 4/01/37	2,000	1,658,980

		20,292,881

State—14.7%
New York State Dormitory Authority, Hospital Revenue Refunding Bonds (North General Hospital), 5.75%, 2/15/17 (h)	2,000	2,100,600

Municipal Bonds	Par (000)	Value

New York (continued)

State (concluded)
New York State Dormitory Authority, Lease Revenue Bonds:
(Municipal Health Facilities Improvement Program), Series 1, 5.50%, 1/15/14 (a)	$1,535	$1,642,450
(Office Facilities Audit and Control), 5.50%, 4/01/23 (e)	645	646,071
(State University Dormitory Facilities), 5%, 7/01/37 (c)	1,000	956,180
New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (School District Financing Program) (a):
Series A, 5%, 10/01/35	450	435,200
Series C, 5%, 10/01/37	2,500	2,407,875
New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds (a):
(NYS Association for Retarded Children, Inc.), Series A, 5%, 7/01/26	1,500	1,498,170
(School District Financing Program), Series A, 5%, 10/01/35	5,000	4,835,550
New York State Dormitory Authority Revenue Bonds (School Districts Financing Program), (e):
Series D, 5%, 10/01/30	1,240	1,186,283
Series E, 5.75%, 10/01/30	6,900	7,000,050
New York State Dormitory Authority, Revenue Refunding Bonds (School District Financing Program), Series I, 5.75%, 10/01/18 (e)	1,370	1,500,219
New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (Education), Series B, 5.75%, 3/15/36	5,000	5,354,450
New York State Dormitory Authority, State Supported Debt Revenue Bonds (Mental Health Services Facilities),:
AMT, Series C, 5.40%, 2/15/33 (a)	5,650	5,122,177
Series B, 5.25%, 2/15/14 (d)	1,550	1,792,823
Series B, 5%, 2/15/33 (a)	4,650	4,395,552
Series D, 5.875%, 8/15/10 (a)(d)	1,060	1,136,288
New York State Thruway Authority, Highway and Bridge Trust Fund, Second Generation Revenue Bonds, Series B, 5%, 4/01/27	1,000	997,590
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Revenue Bonds, Series A, 5%, 4/01/26 (c)	8,700	8,761,596
New York State Urban Development Corporation, Personal Income Tax Revenue Bonds (e):
Series C-1, 5%, 3/15/13 (d)	3,000	3,384,090
(State Facilities), Series A-1, 5%, 3/15/29 (b)	2,000	2,001,720

		57,154,934

Tobacco—5.2%
Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1 (c):
5.25%, 6/01/20	5,000	5,034,250
5.25%, 6/01/21	13,275	13,286,417
5.25%, 6/01/22	2,000	1,983,820

		20,304,487

Transportation—22.2%
Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds, Series A, 5%, 11/15/35 (e)	2,000	1,911,860
Metropolitan Transportation Authority, New York, Revenue Bonds, Series C, 6.50%, 11/15/28	6,015	6,621,853
Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A:
5.125%, 11/15/31 (f)	2,425	2,378,536
5.25%, 11/15/31 (b)(e)	2,500	2,483,400

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	25

Schedule of Investments (continued)	BlackRock MuniHoldings New York Insured Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (concluded)

Transportation (concluded)
Metropolitan Transportation Authority, New York, Transit Facilities Revenue Bonds, Series C, 4.75%, 7/01/12 (a)(d)	$2,535	$2,804,470
Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series F, 5.25%, 11/15/12 (d)(e)	6,300	7,143,443
New York State Thruway Authority, General Revenue Bonds, Series F, 5%, 1/01/30 (c)	5,000	4,793,500
New York State Thruway Authority, General Revenue Refunding Bonds (a):
Series G, 4.75%, 1/01/29	1,250	1,206,300
Series G, 4.75%, 1/01/30	1,000	952,860
Series H, 5%, 1/01/37 (b)	8,500	8,130,420
Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT, 141st Series, 4.50%, 9/01/35 (l)	1,000	759,000
Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK International Air Terminal LLC), AMT, Series 6 (e):
6.25%, 12/01/11	3,000	3,005,130
6.25%, 12/01/15	7,830	7,384,707
5.90%, 12/01/17	7,000	6,402,550
5.75%, 12/01/22	26,725	21,548,635
Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds:
5%, 11/15/28 (c)	2,465	2,475,082
Series A, 5.25%, 11/15/30 (e)	6,000	6,054,360

		86,056,106

Utilities—15.5%
Long Island Power Authority, New York, Electric System Revenue Bonds:
Series A, 5%, 9/01/29 (c)	3,000	2,855,820
Series A, 6%, 5/01/33 (f)	1,500	1,582,860
Series A, 5%, 9/01/34 (c)	4,700	4,466,175
Series A, 5.75%, 4/01/39 (f)	1,000	1,050,740
Series B, 5%, 12/01/35 (a)	3,500	3,384,464
New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Series A, 4.25%, 6/15/39 (a)	2,900	2,404,360
New York City, New York, City Municipal Water Finance Authority, Water and Sewer System, Revenue Refunding Bonds:
Series A, 5.125%, 6/15/34 (e)	1,250	1,242,013
Series A, 5%, 6/15/35 (c)	3,500	3,409,805
Series C, 5%, 6/15/35 (e)	1,000	974,230
Series F, 5%, 6/15/29 (a)	500	500,500
New York State Environmental Facilities Corporation, Water Facilities Revenue Bonds (Long Island Water Corp. Project), AMT, Series A, 4.90%, 10/01/34 (e)	6,000	4,614,000
New York State Environmental Facilities Corporation, Water Facilities Revenue Refunding Bonds (Spring Valley Water Company), Series B, 6.15%, 8/01/24 (c)	4,400	4,405,940
New York City, New York, City Municipal Water Finance Authority, Second General Resolution, Water and Sewer System Revenue Bonds, Series FF-2, 5.50%, 6/15/40	2,400	2,478,888
New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Series A:
5.75%, 6/15/11 (d)(e)	23,000	25,338,410
5.75%, 6/15/40	1,400	1,491,685

		60,199,890

Total Municipal Bonds in New York		523,741,834

Municipal Bonds	Par (000)	Value

Guam—1.2%

Transportation—1.2%
A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds, AMT, Series C (e):
5.25%, 10/01/21	$3,700	$3,468,750
5.25%, 10/01/22	1,050	967,354

Total Municipal Bonds in Guam		4,436,104

Puerto Rico—15.3%

Housing—0.8%
Puerto Rico Housing Financing Authority, Capital Funding Program, Subordinate Revenue Refunding Bonds, 5.125%, 12/01/27	3,000	2,962,380

State—5.9%
Puerto Rico Commonwealth, GO, Refunding, Sub-Series C-7 (e):
6%, 7/01/27	2,000	1,960,620
6%, 7/01/28	4,000	3,888,240
Puerto Rico Commonwealth Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series CC, 5.50%, 7/01/31 (a)	4,000	4,035,680
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital Appreciation Revenue Bonds, Series A (n):
4.62%, 7/01/31 (b)	10,280	1,842,690
4.66%, 7/01/33 (b)	5,500	835,450
4.66%, 7/01/34 (c)	9,300	1,304,232
4.67%, 7/01/37 (c)	2,200	246,400
Puerto Rico Commonwealth, Public Improvement, GO, Refunding, Series A, 5.50%, 7/01/20 (e)	1,970	1,851,032
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series A, 5%, 7/01/31 (c)	3,270	2,659,491
Puerto Rico Municipal Finance Agency, GO, Series A, 5%, 8/01/30 (a)	2,000	1,877,340
Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series M-3, 6%, 7/01/28 (e)(o)	2,500	2,430,150

		22,931,325

Transportation—6.2%
Puerto Rico Commonwealth Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series CC (a):
5.25%, 7/01/33	1,000	964,000
5.25%, 7/01/34	3,895	3,746,990
5.25%, 7/01/36	3,750	3,587,288
Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Bonds, 5.25%, 7/01/17 (b)	4,800	4,565,952
Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding Bonds, Series D, 5.75%, 7/01/12 (d)	10,000	11,234,600

		24,098,830

Utilities—2.4%
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien Revenue Bonds, Series A, 5.125%, 7/01/47 (f)	9,950	8,433,023
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125%, 7/01/13 (d)	940	1,068,338

		9,501,361

Total Municipal Bonds in Puerto Rico		59,493,896

Total Municipal Bonds—151.3%		587,671,834

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (concluded)	BlackRock MuniHoldings New York Insured Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (p)	Par (000)	Value

New York—22.5

County/City/Special District/ School District—4.7%
Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo Project), 5.75%, 5/01/24 (i)	$4,158	$4,192,413
New York City, New York, GO, Series J, 5%, 5/15/23	6,800	6,723,840
New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds, Series A, 5%, 10/15/32 (c)	7,000	7,184,485

		18,100,738

Education—1.4%
New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (New York University), Series A, 5%, 07/01/38	5,498	5,293,394

Transportation—16.4%
Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds, Series A, 5%, 11/15/31 (d)	7,002	6,770,743
Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A (i):
5%, 11/15/30	5,010	4,886,453
5.75%, 11/15/32	29,000	29,432,390
Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT, 137th Series, 5.125%, 7/15/30 (i)	2,500	2,241,000
Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds:
5.25%, 11/15/23 (d)	12,000	12,448,560
5%, 11/15/32 (d)	8,309	8,160,968

		63,940,114

Total Municipal Bonds Transferred to Tender Option Bond Trusts—22.5%		87,334,246

Total Long-Term Investments (Cost—$716,021,291)—173.8%		675,006,080

Short-Term Securities

New York—0.1%

New York City, New York, GO, VRDN, Sub-Series A-6, 0.65%, 3/02/09 (a)(q)	375	375,000

	Shares

Money Market Fund—4.1%

CMA New York Municipal Money Fund, 0.29% (r)(s)	16,044,997	16,044,997

Total Short-Term Securities (Cost—$16,417,493)—4.2%		16,419,997

Total Investments (Cost—$732,438,784*)—178.0%		691,426,077
Other Assets Less Liabilities—1.7%		6,754,688
Liability for Trust Certificates, Including Interest Expense Payable—(14.6)%		(56,744,031)
Preferred Shares, at Redemption Value—(65.1)%		(252,909,375)

Net Assets Applicable to Common Shares—100.0%		$388,527,359

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$676,720,537

Gross unrealized appreciation	$10,450,614
Gross unrealized depreciation	(52,057,314)

Net unrealized depreciation	$(41,606,700)

(a)	FSA Insured.
(b)	FGIC Insured.
(c)	AMBAC Insured.
(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	NPFGC Insured.
(f)	Assured Guaranty Insured.
(g)	Variable rate security. Rate shown is as of report date.
(h)	XL Capital Insured.
(i)	Radian Insured.
(j)	ACA Insured.
(k)	FHA Insured.
(l)	CIFG Insured.
(m)	FNMA Collateralized.
(n)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(o)	Commonwealth Guaranteed.
(p)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(q)

Security may have a maturity date of more than one year at time of issuance, but has various rate and demand features that qualify it as a short-term security. Rate shown is as of report date. This rate changes periodically based on prevailing market rates.

(r)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA New York Municipal Money Fund	12,575,524	$78,960

(s)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

•

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$16,044,997
Level 2	675,381,079
Level 3	—

Total	$691,426,076

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	27

Schedule of Investments February 28, 2009 (Unaudited)	BlackRock New Jersey Municipal Bond Trust (BLJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey—132.9%

Corporate—9.6%
New Jersey EDA, Solid Waste Disposal Facilities Revenue Bonds (Waste Management Inc.), AMT, Series A, 5.30%, 6/01/15	$1,000	$919,940
New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7%, 11/15/30	2,335	1,603,748
Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (Continental Airlines, Inc. - LaGuardia Project), AMT, 9.125%, 12/01/15	120	120,162

		2,643,850

County/City/Special District/School District—12.5%
Essex County, New Jersey, Improvement Authority, Project Consolidation Revenue Refunding Bonds, 5.50%, 10/01/29 (a)	790	808,620
Middlesex County, New Jersey, Improvement Authority, Subordinate Revenue Bonds (Heldrich Center Hotel/ Conference Project), Series B, 6.25%, 1/01/37	560	317,313
Salem County, New Jersey, Improvement Authority Revenue Bonds (Finlaw State Office Building Project), 5.25%, 8/15/38 (b)	100	101,087
Vineland, New Jersey, Electric Utility, GO, Refunding, AMT (a):
5.30%, 5/15/29	1,000	896,980
5.375%, 5/15/32	1,500	1,310,355

		3,434,355

Education—15.6%
New Jersey State Educational Facilities Authority Revenue Bonds:
(Fairleigh Dickinson University), Series D, 6%, 7/01/25	1,000	880,440
(Georgian Court College Project), Series C, 6.50%, 7/01/13 (c)	630	752,604
(Montclair State University), Series J, 5.25%, 7/01/38	180	179,186
New Jersey State Educational Facilities Authority, Revenue Refunding Bonds:
(College of New Jersey), Series D, 5%, 7/01/35 (b)	1,010	1,008,465
(Fairleigh Dickinson University), Series C, 6%, 7/01/20	1,000	933,600
(Fairleigh Dickinson University), Series C, 5.50%, 7/01/23	500	425,885
(Georgian Court University), Series D, 5%, 7/01/33	150	114,020

		4,294,200

Health—42.4%
New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project), Series A:
5.75%, 1/01/25	150	103,392
5.875%, 1/01/37	265	164,446
New Jersey EDA, First Mortgage Revenue Refunding Bonds (The Winchester Gardens at Ward Homestead Project), Series A, 5.80%, 11/01/31	2,500	1,894,525
New Jersey EDA, Retirement Community Revenue Refunding Bonds (Seabrook Village, Inc.), 5.25%, 11/15/26	470	323,811
New Jersey Health Care Facilities Financing Authority, Health System Revenue Bonds (Catholic Health East), Series A, 5.375%, 11/15/12 (c)	2,000	2,267,440
New Jersey Health Care Facilities Financing Authority Revenue Bonds:
(Kennedy Health System), 5.625%, 7/01/31	2,000	1,790,720
(Meridian Health), Series I, 5%, 7/01/38 (d)	250	240,317
(South Jersey Hospital System), 6%, 7/01/12 (c)	2,500	2,840,125
New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds:
(Atlantic City Medical Center), 5.75%, 7/01/25	1,110	1,096,025

Municipal Bonds	Par (000)	Value

New Jersey (concluded)

Health (concluded)
(Saint Barnabas Health Care System), Series B, 5.902%, 7/01/30 (e)	$500	$66,345
(Saint Barnabas Health Care System), Series B, 5.697%, 7/01/36 (e)	3,600	257,652
(Saint Barnabas Health Care System), Series B, 5.763%, 7/01/37 (e)	3,600	233,352
(South Jersey Hospital System), 5%, 7/01/46	500	388,015

		11,666,165

Housing—6.3%
New Jersey State Housing and Mortgage Finance Agency Revenue Bonds, Series AA:
6.375%, 10/01/28	1,000	1,059,520
6.50%, 10/01/38	450	469,201
New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue Refunding Bonds, AMT, Series T, 4.70%, 10/01/37	250	204,932

		1,733,653

State—26.7%
Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue Bonds, Series B, 5.238%, 11/01/27 (b)(e)	4,000	1,467,320
New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/34 (f)	2,000	1,452,320
New Jersey EDA, EDR, Refunding (Kapkowski Road Landfill Reclamation Improvement District Project), 6.50%, 4/01/28	2,250	1,689,637
New Jersey EDA, Revenue Bonds (Newark Downtown District Management Corporation), 5.125%, 6/15/37	250	167,452
New Jersey EDA, School Facilities Construction Revenue Bonds:
Series U, 5%, 9/01/37 (g)	500	484,495
Series Z, 6%, 12/15/34 (d)	1,000	1,071,120
New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds:
Series A, 5.625%, 12/15/28 (d)	200	208,630
Series A, 6%, 12/15/38	500	527,220
Series C, 4.836%, 12/15/32 (b)(e)	1,250	290,200

		7,358,394

Transportation—19.3%
Hudson County, New Jersey, Improvement Authority, Parking Revenue Bonds (Harrison Parking Facility Project), Series C, 5.375%, 1/01/44 (d)	800	805,352
Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT, 126th Series, 5.25%, 5/15/37 (a)(h)	2,250	1,939,928
Port Authority of New York and New Jersey, Consolidated Revenue Refunding Bonds:
125th Series, 5%, 4/15/32 (b)	1,500	1,499,505
AMT, 152nd Series, 5.75%, 11/01/30	525	509,765
AMT, 152nd Series, 5.25%, 11/01/35	630	556,070

		5,310,620

Utilities—0.5%
Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, CABS, Series A, 4.384%, 9/01/33 (a)(e)	650	145,217

Total Municipal Bonds in New Jersey		36,586,454

Multi-State—7.8%

Housing—7.8%
Charter Mac Equity Issuer Trust, 7.20%, 10/31/52 (i)(j)	2,000	2,165,740

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Trust (BLJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Puerto Rico—16.2%

Housing—0.9%
Puerto Rico Housing Financing Authority, Capital Funding Program, Subordinate Revenue Refunding Bonds, 5.125%, 12/01/27	$265	$261,677

State—4.4%
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital Appreciation Revenue Bonds, Series A (e)(g):
4.353%, 7/01/37	1,750	196,000
4.523%, 7/01/43	1,000	70,950
Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds:
Series D, 5.25%, 7/01/27	615	532,073
Series M-3, 6%, 7/01/27 (a)(k)	425	416,632

		1,215,655

Transportation—3.7%
Puerto Rico Commonwealth Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series CC, 5.50%, 7/01/31 (d)	1,000	1,008,920

Utilities—7.2%
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series II, 5.25%, 7/01/12 (c)	1,750	1,978,060

Total Municipal Bonds in Puerto Rico		4,464,312

Total Long-Term Investments (Cost—$48,426,748)—156.9%		43,216,506

Short-Term Securities	Shares

Money Market Funds—11.1%
CMA New Jersey Municipal Money Fund, 0.55% (l)(m)	3,049,223	3,049,223

Total Short-Term Securities (Cost—$3,049,223)—11.1%		3,049,223

Total Investments (Cost—$51,475,971*)—168.0%		46,265,729
Other Assets Less Liabilities—1.7%		471,892
Preferred Shares, at Redemption Value—(69.7)%		(19,202,885)

Net Assets Applicable to Common Shares—100.0%		$27,534,736

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$51,363,148

Gross unrealized appreciation	$1,586,805
Gross unrealized depreciation	(6,684,224)

Net unrealized depreciation	$(5,097,419)

(a)	NPFGC Insured.
(b)	FSA Insured.
(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Assured Guaranty Insured.
(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(f)	Radian Insured.
(g)	AMBAC Insured.
(h)	FGIC Insured.
(i)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(j)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(k)	Commonwealth Guaranteed.
(l)	Represents the current yield as of report date.
(m)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA New Jersey Municipal Money Fund	2,221,016	$37,573

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

•

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$3,049,223
Level 2	43,216,506
Level 3	—

Total	$46,265,729

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	29

Schedule of Investments February 28, 2009 (Unaudited)	BlackRock New York Insured Municipal Income Trust (BSE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York—125.4%

County/City/Special District/School District—28.0%
Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo Project), Series A, 5.75%, 5/01/25 (a)	$1,000	$1,035,500
Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A, 5%, 2/15/47 (b)	3,000	2,430,570
New York City, New York, City IDA, PILOT Revenue Bonds:
(Queens Baseball Stadium Project), 6.375%, 1/01/39 (c)	150	158,692
(Queens Baseball Stadium Project), 5%, 1/01/46 (d)	3,225	2,525,272
(Yankee Stadium Project), 4.75%, 3/01/46 (e)	1,000	742,770
New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds, Series S-2, 5%, 1/15/37 (a)(b)	850	825,069
New York City, New York, City Transitional Finance Authority, Future Tax Secured, Revenue Refunding Bonds, Series B, 5%, 5/01/30 (d)	3,265	3,214,458
New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds, Series A, 5%, 10/15/32 (d)	6,000	6,043,560
New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel Unit Fee Secured), 5%, 11/15/44 (d)	6,175	5,642,036

		22,617,927

Education—32.0%
Herkimer County, New York, IDA, Civic Facility Revenue Bonds (Herkimer College Foundation Inc.), 6.25%, 8/01/34	1,000	743,380
Madison County, New York, IDA, Civic Facility Revenue Bonds (Colgate University Project), Series A, 5%, 7/01/30 (d)	1,000	974,330
New York City, New York, IDA, Civic Facility Revenue Bonds (Lycee Francais de New York Project), Series A, 5.375%, 6/01/23 (f)	2,500	2,037,325
New York City, New York, Trust for Cultural Resources Revenue Refunding Bonds (American Museum of Natural History), Series A, 5%, 7/01/44 (e)	4,100	3,891,638
New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds (Mount Sinai School of Medicine of New York University), 5%, 7/01/35 (e)	2,500	2,360,125
New York State Dormitory Authority Revenue Bonds:
(Brooklyn Law School), Series B, 5.125%, 7/01/30 (g)	4,000	3,599,280
(Fashion Institute of Technology Student Housing Corporation), 5.125%, 7/01/14 (b)(h)	2,500	2,887,200
(New York University), Series 2, 5%, 7/01/41 (d)	7,000	6,665,890
(SS Joachim and Anne Residence), 5.25%, 7/01/27	3,000	2,708,280

		25,867,448

Health—20.6%
New York State Dormitory Authority, Hospital Revenue Bonds (Lutheran Medical Center), 5%, 8/01/31 (e)(i)	4,500	4,250,610
New York State Dormitory Authority, Hospital Revenue Refunding Bonds (New York and Presbyterian Hospital), 5%, 8/01/32 (d)(i)	4,000	3,758,240
New York State Dormitory Authority, Mortgage Hospital Revenue Bonds (Saint Barnabas Hospital), Series A, 5%, 2/01/31 (d)(i)	5,000	4,726,150
New York State Dormitory Authority Revenue Bonds (Hudson Valley Hospital Center), 5%, 8/15/36 (a)(i)(j)	2,000	1,964,780
New York State Dormitory Authority, Revenue Refunding Bonds (Winthrop S. Nassau University), Series A, 5.25%, 7/01/31 (d)	2,000	1,962,460

		16,662,240

Municipal Bonds	Shares	Value

New York (concluded)

State—12.7%
New York State Dormitory Authority, Lease Revenue Bonds (State University Dormitory Facilities), 5%, 7/01/37 (d)	$500	$478,090
New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds, Series A (a):
(NYS Association for Retarded Children, Inc.), 5%, 7/01/26	2,000	1,997,560
(School District Financing Program), 5%, 10/01/35	1,000	967,110
New York State Dormitory Authority Revenue Bonds (School Districts Financing Program), Series D, 5%, 10/01/30 (e)	3,500	3,348,380
New York State Dormitory Authority, Revenue Refunding Bonds (School District Financing Program), Series A, 5%, 4/01/31 (e)	2,000	1,904,820
New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (Education), Series B, 5.75%, 3/15/36	600	642,534
New York State Dormitory Authority, State Supported Debt Revenue Bonds (Mental Health Services Facilities), Series A, 5%, 2/15/33 (a)	1,000	945,280

		10,283,774

Transportation—23.8%
Metropolitan Transportation Authority, New York, Revenue Bonds, Series C, 6.50%, 11/15/28	750	825,667
Metropolitan Transportation Authority, New York, Revenue Refunding Bonds (b)(e):
Series A, 5.25%, 11/15/31	4,250	4,221,780
Series E, 5.25%, 11/15/31	2,660	2,628,479
Metropolitan Transportation Authority, New York, Service Contract Revenue Refunding Bonds, Series A, 5%, 7/01/30 (d)	8,000	7,764,480
New York State Thruway Authority, General Revenue Refunding Bonds, Series H, 5%, 1/01/37 (a)(b)	4,000	3,826,080

		19,266,486

Utilities—8.3%
Long Island Power Authority, New York, Electric System Revenue Bonds, Series C, 5.25%, 9/01/29 (k)	1,000	980,310
Long Island Power Authority, New York, Electric System Revenue Refunding Bonds:
Series A, 6%, 5/01/33 (c)	2,000	2,110,480
Series A, 5.75%, 4/01/39 (c)	1,690	1,775,751
Series F, 4.25%, 5/01/33 (e)	1,415	1,158,673
New York City, New York, City Municipal Water Finance Authority, Second General Resolution, Water and Sewer System Revenue Bonds, Series FF-2, 5.50%, 6/15/40	400	413,148
New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Series A, 5.75%, 6/15/40	300	319,647

		6,758,009

Total Municipal Bonds in New York		101,455,884

Puerto Rico—12.6%

Education—4.1%
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Revenue Bonds (University Plaza Project), Series A, 5%, 7/01/33 (e)	1,000	805,330
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities, Revenue Refunding Bonds (Polytechnic University), Series A, 5%, 8/01/32 (f)	4,000	2,491,160

		3,296,490

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (concluded)	BlackRock New York Insured Municipal Income Trust (BSE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)

State—4.2%
Puerto Rico Commonwealth, GO, Refunding, Sub-Series C-7, 6%, 7/01/27 (e)	$1,000	$980,310
Puerto Rico Commonwealth Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series CC 5.50%, 7/01/31 (a)	1,000	1,008,920
Puerto Rico Municipal Finance Agency, GO, Series A, 5%, 8/01/30 (a)	1,000	938,670
Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series M-3, 6%, 7/01/28 (e)(l)	500	486,030

		3,413,930

Transportation—1.2%
Puerto Rico Commonwealth Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series CC 5.25%, 7/01/34 (a)	1,000	962,000

Utilities—3.1%
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien Revenue Bonds, Series A, 5.125%, 7/01/47 (c)	1,925	1,631,515
Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series SS, 5%, 7/01/25 (e)	1,000	901,500

		2,533,015

Total Municipal Bonds in Puerto Rico		10,205,435

Total Municipal Bonds—138.0%		111,661,319

Municipal Bonds Transferred to Tender Option Bond Trusts (m)

New York—18.8%

Transportation—18.8%
Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A, 5%, 11/15/30 (a)	6,080	5,930,067
Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, 5%, 11/15/32 (e)	9,404	9,236,331

Total Municipal Bonds Transferred to Tender Option Bond Trusts—18.8%		15,166,398

Total Long-Term Investments (Cost—$135,418,807)—156.8%		126,827,717

Short-Term Securities

New York—0.1%
New York City, New York, GO, Refunding, VRDN, Series H, Sub-Series H-3, 0.60%, 3/02/09 (a)(n)	50	50,000

	Shares

Money Market Funds—7.4%

CMA New York Municipal Money Fund, 0.29% (o)(p)	6,009,862	6,009,862

Total Short-Term Securities (Cost—$6,059,862)—7.5%		6,059,862

Total Investments (Cost—$141,428,669*)—164.3%		132,887,579
Liabilities in Excess of Other Assets—(1.2)%		(952,923)
Liability for Trust Certificates, Including Interest Expense and Fees Payable—(11.6)%		(9,366,554)
Preferred Shares, at Redemption Value—(51.5)%		(41,678,083)

Net Assets Applicable to Common Shares—100.0%		$80,890,019

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$132,378,796

Gross unrealized appreciation	$754,569
Gross unrealized depreciation	(9,554,526)

Net unrealized depreciation	$(8,799,957)

(a)	FSA Insured.
(b)	FGIC Insured.
(c)	Assured Guaranty Insured.
(d)	AMBAC Insured.
(e)	MBIA Insured.
(f)	ACA Insured.
(g)	XL Capital Insured.
(h)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	FHA Insured.
(j)	BHAC Insured.
(k)	CIFG Insured.
(l)	Commonwealth Guaranteed.
(m)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as a collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(n)

Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. Rate shown is as of report date. This rate changes periodically based upon prevailing market rates.

(o)	Represents the current yield as of report date.
(p)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

CMA New York Municipal Money Fund	6,009,562	$10,895

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

•

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$6,009,862
Level 2	126,877,717
Level 3	—

Total	$132,887,579

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	31

Schedule of Investments February 28, 2009 (Unaudited)	BlackRock New York Municipal Bond Trust (BQH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York—125.2%

Corporate—11.1%
Essex County, New York, IDA, Environmental Improvement Revenue Bonds (International Paper Company Project), AMT, Series A, 6.625%, 9/01/32	$100	$68,277
New York City, New York, City IDA, Special Facility Revenue Bonds, AMT:
(American Airlines, Inc. - JFK International Airport), 7.625%, 8/01/25	750	563,978
(Continental Airlines Inc. Project), 7.75%, 8/01/31	1,000	737,620
Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (Continental Airlines, Inc. - LaGuardia Project), AMT, 9.125%, 12/01/15	2,340	2,343,159
Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT, 5.25%, 6/01/27	500	405,660

		4,118,694

County/City/Special District/School District—20.5%
Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A:
4.50%, 2/15/47 (a)	1,000	738,570
5%, 2/15/47 (b)	500	405,095
New York City, New York, City Health and Hospital Corporation, Health System Revenue Bonds, Series A, 5.375%, 2/15/26	1,100	1,089,715
New York City, New York, City IDA, PILOT Revenue Bonds:
(Queens Baseball Stadium Project), 5%, 1/01/39 (c)	250	200,838
(Queens Baseball Stadium Project), 6.375%, 1/01/39 (d)	100	105,795
(Queens Baseball Stadium Project), 5%, 1/01/46 (c)	150	117,454
(Yankee Stadium Project), 5%, 3/01/46 (b)	500	371,880
New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds, Series S-3, 5.25%, 1/15/39	500	482,445
New York City, New York, City Transitional Finance Authority, Building Aid Revenue Refunding Bonds, Series S-1, 4.50%, 1/15/38	250	211,817
New York City, New York, GO:
Series A-1, 4.75%, 8/15/25	1,000	943,000
Series D, 5.375%, 6/01/32	2,040	2,019,784
New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel Unit Fee Secured), 5%, 11/15/44 (c)	1,000	913,690

		7,600,083

Education—21.9%
Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter School Project), Series A:
7%, 5/01/25	200	133,654
7%, 5/01/35	130	81,055
Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Vassar College Project), 5.35%, 8/01/11 (e)	1,000	1,108,460
Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds (Bard College), Series A-2, 4.50%, 8/01/36	500	375,835
New York City, New York, IDA, Civic Facility Revenue Bonds (Lycee Francais de New York Project), Series A, 5.50%, 6/01/15 (f)	250	237,502
New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds (Polytechnic University), 5.25%, 11/01/37 (f)	250	184,745
New York Liberty Development Corporation Revenue Bonds (National Sports Museum Project), Series A, 6.125%, 2/15/19 (g)	385	385
New York State Dormitory Authority, Consolidated Fourth General Resolution Revenue Bonds (City University System), Series A, 5.25%, 7/01/11 (e)	2,215	2,421,194

Municipal Bonds	Par (000)	Value

New York (continued)

Education (concluded)
New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds:
(Manhattan College), Series B, 5.30%, 7/01/37 (h)	$200	$157,706
(Rochester Institute of Technology), Series A, 6%, 7/01/33	325	339,134
New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds:
(Mount Sinai School of Medicine of New York University), 5%, 7/01/35 (a)	150	141,608
(Teachers College), 5.50%, 3/01/39	350	352,272
New York State Dormitory Authority Revenue Bonds (Iona College), 5.125%, 7/01/32 (i)	2,500	2,201,300
Rensselaer County, New York, IDA, Civic Facility Revenue Bonds (Rensselaer Polytechnic Institute), 5%, 3/01/36	400	371,500

		8,106,350

Health—2.3%
Genesee County, New York, IDA, Civic Facility Revenue Refunding Bonds (United Memorial Medical Center Project), 5%, 12/01/27	150	89,326
New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (New York University Hospitals Center), Series B, 5.625%, 7/01/37	260	170,508
New York State Dormitory Authority Revenue Bonds (Hudson Valley Hospital Center), 5%, 8/15/36 (j)(k)(l)	250	245,598
Saratoga County, New York, IDA, Civic Facility Revenue Bonds (The Saratoga Hospital Project), Series B, 5.25%, 12/01/32	200	153,482
Suffolk County, New York, IDA, Continuing Care and Retirement, Revenue Refunding Bonds (Jeffersons Ferry Project), 5%, 11/01/28	260	183,698

		842,612

Housing—7.2%
New York City, New York, City Housing Development Corporation, M/F Housing Revenue Bonds, AMT, Series A, 5.50%, 11/01/34	2,500	2,276,350
New York State, HFA, M/F Housing Revenue Bonds (Highland Avenue Senior Apartments), AMT, Series A, 5%, 2/15/39	500	408,305

		2,684,655

State—22.3%
New York State Dormitory Authority, Non-State Supported Debt, Lease Revenue Bonds (Municipal Health Facilities Improvement Program), Sub-Series 2-4, 4.75%, 1/15/30	500	463,110
New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds (School District Financing Program), Series B, 5%, 4/01/36 (j)	500	482,715
New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (Education):
Series A, 5%, 3/15/38	125	121,271
Series B, 5.75%, 3/15/36	300	321,267
New York State Dormitory Authority, State Supported Debt Revenue Bonds (Mental Health Services Facilities), Series B, 5%, 2/15/33 (j)	350	330,848
New York State Urban Development Corporation, Personal Income Tax Revenue Bonds:
Series A, 5.25%, 3/15/12 (e)	5,000	5,547,750
Series B, 5%, 3/15/37	1,000	973,500

		8,240,461

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (concluded)

Tobacco—9.0%
New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, 6%, 6/01/43	$1,445	$1,051,006
TSASC, Inc., New York, TFABS, Series 1, 5.75%, 7/15/12 (e)	2,000	2,272,960

		3,323,966

Transportation—15.8%
Metropolitan Transportation Authority, New York, Revenue Bonds, Series C, 6.50%, 11/15/28	500	550,445
Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A, 5.125%, 11/15/31	3,000	2,930,880
Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT, 126th Series, 5.25%, 5/15/37 (a)(b)	2,750	2,371,023

		5,852,348

Utilities—15.1%
Long Island Power Authority, New York, Electric System Revenue Bonds, Series C, 5.25%, 9/01/29 (m)	500	490,155
Long Island Power Authority, New York, Electric System Revenue Refunding Bonds, Series A, 6.25%, 4/01/33	100	106,863
New York City, New York, City Municipal Water Finance Authority, Second General Resolution, Water and Sewer System Revenue Bonds, Series AA, 4.50%, 6/15/37 (a)	250	216,695
New York City, New York, City Municipal Water Finance Authority, Second General Resolution, Water and Sewer System, Revenue Refunding Bonds, Series DD, 4.75%, 6/15/35	1,000	925,040
New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Series A:
5.25%, 6/15/11 (b)(e)	2,500	2,725,925
5.75%, 6/15/40	100	106,549
New York State Environmental Facilities Corporation, State Clean Water and Drinking Revenue Refunding Bonds (New York City Water Project), Series D, 5.125%, 6/15/31	1,000	1,004,590

		5,575,817

Total Municipal Bonds in New York		46,344,986

Multi-State—7.3%

Housing—7.3%
Charter Mac Equity Issuer Trust, 7.20%, 10/31/52 (n)(o)	2,500	2,707,175

Guam—0.4%

Tobacco—0.4%
Guam Economic Development and Commerce Authority, Tobacco Settlement Asset-Backed Revenue Refunding Bonds, 5.625%, 6/01/47	200	133,544

Municipal Bonds	Par (000)	Value

Puerto Rico—15.7%

State—12.6%
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital Appreciation Revenue Bonds, Series A (c)(p):
4.353%, 7/01/37	$2,000	$224,000
4.998%, 7/01/44	2,000	131,380
Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.125%, 7/01/31	1,825	1,507,030
Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series D:
5.25%, 7/01/12 (e)	1,980	2,167,605
5.25%, 7/01/27	720	622,915

		4,652,930

Tobacco—0.9%
Children’s Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding Bonds, 5.625%, 5/15/43	500	334,715

Transportation—2.2%
Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding Bonds, Series D, 5.25%, 7/01/12 (e)	750	830,505

Total Municipal Bonds in Puerto Rico		5,818,150

Total Municipal Bonds—148.6%		55,003,855

Municipal Bonds Transferred to Tender Option Bond Trusts (q)

New York—6.6%

Housing—6.6%
New York State Mortgage Agency Revenue Bonds, AMT, Series 101, 5.40%, 4/01/32	2,641	2,435,231

Total Municipal Bonds Transferred to Tender Option Bond Trusts—6.6%		2,435,231

Total Long-Term Investments (Cost—$59,945,589)—155.2%		57,439,086

Short-Term Securities	Shares

Money Market Funds—7.4%

CMA New York Municipal Money Fund, 0.29% (r)(s)	2,736,776	2,736,776

Total Short-Term Securities (Cost—$2,736,776)—7.4%		2,736,776

Total Investments (Cost—$62,682,365*)—162.6%		60,175,862
Other Assets Less Liabilities—1.5%		573,127
Liability for Trust Certificates, Including Interest Expense and Fees Payable—(3.6)%		(1,329,607)
Preferred Shares, at Redemption Value—(60.5)%		(22,402,946)

Net Assets Applicable to Common Shares—100.0%		$37,016,436

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	33

Schedule of Investments (concluded)	BlackRock New York Municipal Bond Trust (BQH)

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$61,231,225

Gross unrealized appreciation	$2,318,398
Gross unrealized depreciation	(4,695,018)

Net unrealized depreciation	$(2,376,620)

(a)	MBIA Insured.
(b)	FGIC Insured.
(c)	AMBAC Insured.
(d)	Assured Guaranty Insured.
(e)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	ACA Insured.
(g)	Issuer filed for bankruptcy and/or is in default of interest payments.
(h)	Radian Insured.
(i)	XL Capital Insured.
(j)	FSA Insured.
(k)	FHA Insured.
(l)	BHAC Insured.
(m)	CIFG Insured.
(n)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(o)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(p)	Represents a zero-coupon bond. Rate shown is the current yield as of report date.
(q)

Securities represent underlying bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as a collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(r)	Represents the current yield as of report date.
(s)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA New York Municipal Money Fund	1,608,182	$1,784

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

•

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$2,736,776
Level 2	57,439,086
Level 3	—

Total	$60,175,862

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments February 28, 2009 (Unaudited)	BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York—151.3%

Corporate—24.3%
Essex County, New York, IDA, Environmental Improvement Revenue Bonds (International Paper Company Project), AMT, Series A, 6.625%, 9/01/32	$200	$136,554
Essex County, New York, IDA, Solid Waste Disposal, Revenue Refunding Bonds (International Paper Company), AMT, Series A, 5.50%, 10/01/26	625	390,200
New York City, New York, City IDA, Revenue Bonds (IAC/InterActiveCorp Project), 5%, 9/01/35	1,000	603,990
New York City, New York, City IDA, Special Facility Revenue Bonds, AMT:
(American Airlines, Inc. - JFK International Airport), 7.625%, 8/01/25	1,600	1,203,152
(Continental Airlines Inc. Project), AMT, 7.75%, 8/01/31	1,500	1,106,430
New York State Energy Research and Development Authority, Facilities Revenue Bonds (Consolidated Edison Company of New York, Inc. Project), VRDN, AMT, 4.70%, 6/01/36	5,500	5,501,210
New York State Energy Research and Development Authority, Gas Facilities Revenue Refunding Bonds (Brooklyn Union Gas Company/Keyspan), AMT, Series A, 4.70%, 2/01/24 (a)	1,500	1,300,845
Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (Continental Airlines, Inc. - LaGuardia Project), AMT, 9.125%, 12/01/15	3,310	3,314,469
Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT, 5.25%, 6/01/27	2,500	2,028,300

		15,585,150

County/City/Special District/School District—36.6%
New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium Project):
5%, 1/01/39 (b)	500	401,675
6.375%, 1/01/39 (c)	100	105,795
5%, 1/01/46 (b)	2,050	1,605,211
New York City, New York, City Transit Authority, Metropolitan Transportation Authority, Triborough COP, Series A, 5.25%, 1/01/10 (b)(d)	5,000	5,244,350
New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds:
Series S-2, 4.50%, 1/15/31 (a)(e)	2,500	2,178,225
Series S-2, 4.25%, 1/15/34 (a)(e)	250	203,697
Series S-3, 5.25%, 1/15/39	1,300	1,254,357
New York City, New York, City Transitional Finance Authority, Building Aid Revenue Refunding Bonds, Series S-1, 4.50%, 1/15/38	500	423,635
New York City, New York, City Transitional Finance Authority, Future Tax Secured, Revenue Refunding Bonds, Series B, 5%, 11/01/27	5,000	5,024,650
New York City, New York, GO:
Series A-1, 4.75%, 8/15/25	1,000	943,000
Series B, 5.75%, 12/01/11 (d)	3,000	3,356,160
New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel Unit Fee Secured), 5%, 11/15/35 (b)	3,000	2,802,960

		23,543,715

Education—25.4%
Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter School Project), Series A:
7%, 5/01/25	345	230,553
7%, 5/01/35	220	137,170

Municipal Bonds	Par (000)	Value

New York (continued)

Education (concluded)
Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Vassar College Project), 5.35%, 8/01/11 (d)	$4,000	$4,433,840
Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds (Bard College), Series A-2, 4.50%, 8/01/36	755	567,511
Geneva, New York, IDA, Civic Facility Revenue Refunding Bonds (Hobart and William Smith Project), Series A, 5.375%, 2/01/33	3,250	3,056,333
Herkimer County, New York, IDA, Civic Facility Revenue Bonds (Herkimer College Foundation Inc.), 6.25%, 8/01/34	385	286,201
New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds (Polytechnic University), 5.25%, 11/01/37 (f)	460	339,931
New York City, New York, IDA, Civic Facility Revenue Bonds (Lycee Francais de New York Project), Series A, 5.375%, 6/01/23 (f)	1,500	1,222,395
New York Liberty Development Corporation Revenue Bonds (National Sports Museum Project), Series A, 6.125%, 2/15/19	675	675
New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds:
(Manhattan College), Series B, 5.30%, 7/01/37 (g)	250	197,133
(Rochester Institute of Technology), Series A, 6%, 7/01/33	625	652,181
New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds:
(Mount Sinai School of Medicine of New York University), 5%, 7/01/35 (e)	500	472,025
(Teachers College), 5.50%, 3/01/39	650	654,219
New York State Dormitory Authority Revenue Bonds:
(Brooklyn Law School), Series B, 5.125%, 7/01/30 (h)	2,000	1,799,640
(New School University), 5%, 7/01/31 (e)	1,425	1,356,757
Rensselaer County, New York, IDA, Civic Facility Revenue Bonds (Rensselaer Polytechnic Institute), 5%, 3/01/36	950	882,313

		16,288,877

Health—13.7%
Clarence, New York, IDA, Civic Facility Revenue Bonds (Bristol Village Project), 6%, 1/20/44 (i)	1,695	1,718,696
Genesee County, New York, IDA, Civic Facility Revenue Refunding Bonds (United Memorial Medical Center Project), 5%, 12/01/27	250	148,877
New York City, New York, City IDA, Mortgage Revenue Bonds (Eger Harbor House Inc. Project), Series A (i):
4.95%, 11/20/32	980	882,823
5.875%, 5/20/44	975	981,776
New York State Dormitory Authority, Mortgage Hospital Revenue Bonds (Saint Barnabas Hospital), Series A, 5%, 2/01/31 (b)(i)	1,500	1,417,845
New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds:
(New York Hospital Medical Center of Queens), 4.75%, 2/15/37 (j)	315	271,826
(New York University Hospitals Center), Series B, 5.625%, 7/01/37	530	347,574
New York State Dormitory Authority Revenue Bonds (Hudson Valley Hospital Center), 5%, 8/15/36 (j)(k)(l)	500	491,195
New York State Dormitory Authority, Revenue Refunding Bonds (Kateri Residence), 5%, 7/01/22	2,000	1,959,840
Saratoga County, New York, IDA, Civic Facility Revenue Bonds (The Saratoga Hospital Project), Series B, 5.25%, 12/01/32	350	268,594

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	35

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)

Health (concluded)
Suffolk County, New York, IDA, Continuing Care and Retirement, Revenue Refunding Bonds (Jeffersons Ferry Project), 5%, 11/01/28	$450	$317,939

		8,806,985

Housing—3.2%
New York City, New York, City Housing Development Corporation, M/F Housing Revenue Bonds, AMT, Series J-2, 4.75%, 11/01/27	1,420	1,248,677
New York State, HFA, M/F Housing Revenue Bonds (Highland Avenue Senior Apartments), AMT, Series A, 5%, 2/15/39	1,000	816,610

		2,065,287

State—7.0%
New York State Dormitory Authority, Non-State Supported Debt, Lease Revenue Bonds (Municipal Health Facilities Improvement Program), Sub-Series 2-4, 4.75%, 1/15/30	1,000	926,220
New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds (School District Financing Program), Series B, 5%, 4/01/36 (l)	750	724,073
New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (Education), Series B, 5.75%, 3/15/36	300	321,267
New York State Dormitory Authority, State Supported Debt Revenue Bonds (Mental Health Services Facilities), Series A, 5%, 2/15/33 (l)	600	567,168
New York State Urban Development Corporation, Personal Income Tax Revenue Bonds, Series B, 5%, 3/15/35	2,000	1,962,800

		4,501,528

Tobacco—11.7%
New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, 6%, 6/01/43	2,535	1,843,807
TSASC, Inc., New York, TFABS, Series 1, 5.75%, 7/15/12 (d)	5,000	5,682,400

		7,526,207

Transportation—15.6%
Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Refunding Bonds, Series A, 5%, 11/15/30	5,000	4,857,700
Metropolitan Transportation Authority, New York, Revenue Bonds, Series C, 6.50%, 11/15/28	750	825,667
Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A, 5.25%, 11/15/31 (a)(e)	1,250	1,241,700
Metropolitan Transportation Authority, New York, Service Contract Revenue Refunding Bonds, Series A, 5.125%, 1/01/29	3,000	2,975,820
Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, Series A, 5%, 1/01/32	150	147,384

		10,048,271

Utilities—13.8%
Long Island Power Authority, New York, Electric System Revenue Bonds:
5.189%, 6/01/28 (l)(m)	3,515	1,226,911
Series C, 5.25%, 9/01/29 (n)	1,000	980,310
Long Island Power Authority, New York, Electric System Revenue Refunding Bonds, Series A, 6.25%, 4/01/33	150	160,294
New York City, New York, City Municipal Water Finance Authority, Second General Resolution, Water and Sewer System Revenue Bonds, Series AA, 4.50%, 6/15/37 (e)	850	736,763
New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Series A, 5.75%, 6/15/40	250	266,372

Municipal Bonds	Par (000)	Value

New York (concluded)

Utilities (concluded)
New York City, New York, City Municipal Water Finance Authority, Water and Sewer System, Revenue Refunding Bonds, Series A, 5.125%, 6/15/34	$4,000	$3,974,440
New York State Environmental Facilities Corporation, State Clean Water and Drinking Water, Revenue Refunding Bonds (New York City Municipal Water Finance Authority), Series A, 5%, 6/15/37	1,500	1,497,630

		8,842,720

Total Municipal Bonds in New York		97,208,740

Multi-State—6.4%

Housing—6.4%
Charter Mac Equity Issuer Trust (o)(p):
5.75%, 4/30/15	500	507,075
6%, 4/30/15	1,500	1,538,775
6%, 4/30/19	1,000	1,012,490
6.30%, 4/30/19	1,000	1,017,640

Total Municipal Bonds in Multi-State		4,075,980

Guam—0.4%

Tobacco—0.4%
Guam Economic Development and Commerce Authority, Tobacco Settlement Asset-Backed Revenue Refunding Bonds, 5.625%, 6/01/47	375	250,395

Puerto Rico—6.5%

Housing—1.5%
Puerto Rico Housing Financing Authority, Capital Funding Program, Subordinate Revenue Refunding Bonds, 5.125%, 12/01/27	1,000	987,460

State—0.3%
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Refunding Bonds, Series A, 5.139%, 8/01/54 (b)(m)	5,000	195,050

Tobacco—0.5%
Children’s Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding Bonds, 5.625%, 5/15/43	500	334,715

Transportation—3.5%
Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding Bonds, Series D, 5.375%, 7/01/12 (d)	2,000	2,222,740

Utilities—0.7%
Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series VV, 5.25%, 7/01/29 (e)	500	454,050

Total Municipal Bonds in Puerto Rico		4,194,015

Total Long-Term Investments (Cost—$111,452,133)—164.6%		105,729,130

Short-Term Securities	Shares

Money Market Funds—3.2%

CMA New York Municipal Money Fund, 0.29% (q)(r)	2,055,271	2,055,271

Total Short-Term Securities (Cost—$2,055,271)—3.2%		2,055,271

Total Investments (Cost—$113,507,404*)—167.8%		107,784,401
Other Assets Less Liabilities—1.7%		1,114,524
Preferred Shares, at Redemption Value—(69.5)%		(44,654,619)

Net Assets Applicable to Common Shares—100.0%		$64,244,306

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (concluded)	BlackRock New York Municipal Income Trust II (BFY)

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$113,340,827

Gross unrealized appreciation	$2,480,317
Gross unrealized depreciation	(8,036,743)

Net unrealized depreciation	$(5,556,426)

(a)	FGIC Insured.
(b)	AMBAC Insured.
(c)	Assured Guaranty Insured.
(d)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	MBIA Insured.
(f)	ACA Insured.
(g)	Radian Insured.
(h)	XL Capital Insured.
(i)	GNMA Collateralized.
(j)	FHA Insured.
(k)	BHAC Insured.
(l)	FSA Insured.
(m)	Represents a zero-coupon bond. Rate shown is the current yield as of report date.
(n)	CIFG Insured.
(o)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(p)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(q)	Represents the current yield as of report date.
(r)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA New York Municipal Money Fund	1,208,837	$12,867

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

•

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$2,055,271
Level 2	105,729,130
Level 3	—

Total	$107,784,401

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	37

Schedule of Investments February 28, 2009 (Unaudited)	BlackRock Virginia Municipal Bond Trust (BHV)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

District of Columbia—7.3%

Transportation—7.3%
Metropolitan Washington Airports Authority, D.C., Airport System Revenue Bonds, AMT:
Series A, 5.25%, 10/01/32 (a)(b)	$1,500	$1,314,420
Series B, 5%, 10/01/34 (c)	250	212,872

Total Municipal Bonds in the District of Columbia		1,527,292

Multi-State—7.7%

Housing—7.7%
Charter Mac Equity Issuer Trust, 7.20%, 10/31/52 (d)(e)	1,500	1,624,305

Virginia—124.8%

Corporate—10.4%
Chesterfield County, Virginia, EDA, Solid Waste and Sewer Disposal Revenue Bonds (Virginia Electric Power Company), AMT, Series A, 5.60%, 11/01/31	500	339,585
Isle Wight County, Virginia, IDA, Environmental Improvement Revenue Bonds, AMT, Series A, 5.70%, 11/01/27	1,300	817,232
Louisa, Virginia, IDA, PCR, Refunding (Virginia Electric and Power Company Project), Series A, 5.375%, 11/01/35	1,000	1,031,580

		2,188,397

County/City/Special District/School District—20.5%
Celebrate North Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series B, 6.75%, 3/01/34	1,500	1,024,425
Dulles Town Center, Virginia, Community Development Authority, Special Assessment Tax (Dulles Town Center Project), 6.25%, 3/01/26	955	676,379
Hampton, Virginia, Public Improvement, GO, 5%, 4/01/20	1,000	1,064,850
Prince William County, Virginia, Lease Participation Certificates, 5%, 12/01/21	1,275	1,321,831
The Shops at White Oak Village Community Development Authority, Virginia, Special Assessment Revenue Bonds, 5.30%, 3/01/17	250	205,587

		4,293,072

Education—7.6%
Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds (Washington and Lee University Project) (b):
5.25%, 1/01/26	500	546,405
5.25%, 1/01/31	1,000	1,054,020

		1,600,425

Health—24.9%
Arlington County, Virginia, IDA, Hospital Facilities Revenue Bonds (Virginia Hospital Center - Arlington Health System), 5.25%, 7/01/11 (f)	1,150	1,253,627
Danville, Virginia, IDA, Hospital Revenue Refunding Bonds (Danville Regional Medical Center), 5.25%, 10/01/28 (g)(h)	1,500	1,631,655
Fairfax County, Virginia, EDA, Residential Care Facilities, Mortgage Revenue Refunding Bonds (Goodwin House, Inc.), 5.125%, 10/01/37	1,000	651,700
Henrico County, Virginia, EDA, Revenue Refunding Bonds (Bon Secours Health System, Inc.), Series A:
5.60%, 11/15/12 (f)	60	68,392
5.60%, 11/15/30	1,440	1,313,525
Peninsula Ports Authority, Virginia, Residential Care Facilities, Revenue Refunding Bonds (Baptist Homes), Series C, 5.40%, 12/01/33	500	297,965

		5,216,864

Municipal Bonds	Par (000)	Value

Virginia (concluded)

Housing—14.0%
Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series H, Sub-Series H-1, 5.375%, 7/01/36 (b)	$3,000	$2,926,350

State—9.1%
Virginia College Building Authority, Educational Facilities Revenue Bonds (Public Higher Education Financing Program), Series A, 5%, 9/01/33	1,000	1,006,010
Virginia State Public School Authority Revenue Bonds, Series B, 5.25%, 8/01/33	500	513,065
Virginia State Public School Authority, Special Obligation School Financing Bonds (Fluvanna County), 6.50%, 12/01/35	360	400,097

		1,919,172

Transportation—14.7%
Norfolk, Virginia, Airport Authority Revenue Bonds, Series A, 5.125%, 7/01/31 (a)(b)	1,500	1,389,885
Richmond, Virginia, Metropolitan Authority, Expressway Revenue Refunding Bonds, 5.25%, 7/15/22 (a)(b)	1,250	1,304,837
Virginia Port Authority, Port Facilities Revenue Bonds, AMT, 4.75%, 7/01/31 (a)(b)	500	390,220

		3,084,942

Utilities—23.6%
Fairfax County, Virginia, Water Authority, Water Revenue Refunding Bonds, 5%, 4/01/27	1,205	1,216,279
Henrico County, Virginia, Water and Sewer Revenue Refunding Bonds, 5%, 5/01/25	1,000	1,062,240
Virginia State Resources Authority, Infrastructure Revenue Bonds (Pooled Financing Program):
Series A, 5.125%, 5/01/27	635	644,150
Senior Series B, 5%, 11/01/33	2,000	2,024,360

		4,947,029

Total Municipal Bonds in Virginia		26,176,251

Puerto Rico—4.4%

Tobacco—4.4%
Children’s Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding Bonds, 5.375%, 5/15/33	1,285	916,770

Total Municipal Bonds—144.2%		30,244,618

Municipal Bonds Transferred to Tender Option Bond Trusts (i)

Virginia—9.6%

Education—9.6%
Education University of Virginia, Revenue Refunding Bonds, 5%, 6/01/40	2,000	2,025,000

Total Municipal Bonds Transferred to Tender Option Bond Trusts—9.6%		2,025,000

Total Long-Term Investments (Cost—$34,205,204)—153.8%		32,269,618

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (concluded)	BlackRock Virginia Municipal Bond Trust (BHV)
(Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)	Value

Virginia—11.9%

Alexandria, Virginia, IDA, Revenue Bonds (American Correctional Association Project), VRDN, 0.65%, 3/05/09 (j)	$1,800	$1,800,000
Virginia Small Business Financing Authority, Hospital Revenue Bonds (Carilion Clinic Center Project), VRDN, Series B, 0.60%, 3/02/09 (j)	700	700,000

Total Short-Term Securities (Cost—$2,500,000)—11.9%		2,500,000

Total Investments (Cost—$36,705,204*)—165.7%		34,769,618
Liabilities in Excess of Other Assets—(2.9)%		(613,786)
Liability for Trust Certificates, Including Interest Expense and Fees Payable—(4.8)%		(1,001,956)
Preferred Shares, at Redemption Value—(58.0)%		(12,175,900)

Net Assets Applicable to Common Shares—100.0%		$20,977,976

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$35,685,882

Gross unrealized appreciation	$879,771
Gross unrealized depreciation	(2,796,035)

Net unrealized depreciation	$(1,916,264)

(a)	FGIC Insured.
(b)	MBIA Insured.
(c)	FSA Insured.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(f)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	AMBAC Insured.
(h)	Security is collateralized by Municipal or US Treasury Obligations.
(i)

Securities represent underlying bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(j)

Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. Rate shown is as of report date. This rate changes periodically based upon prevailing market rates.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

•

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$34,769,618
Level 3	—

Total	$34,769,618

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	39

Schedule of Investments February 28, 2009 (Unaudited)	The Massachusetts Health & Tax-Exempt (MHE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Massachusetts—151.1%

Corporate—3.0%
Massachusetts State Development Finance Agency, Resource Recovery Revenue Bonds (Ogden Haverhill Associates), AMT, Series A, 6.70%, 12/01/14	$555	$513,691
Massachusetts State Industrial Finance Agency, PCR (General Motors Corporation), 5.55%, 4/01/09	1,000	250,000

		763,691

Education—94.8%
Massachusetts State College Building Authority, Project Revenue Refunding Bonds, Series B, 5.50%, 5/01/39 (b)	825	839,627
Massachusetts State Development Finance Agency, Education Revenue Bonds:
(Belmont Hill School), 5%, 9/01/11 (c)	1,100	1,208,856
(Xaverian Brothers High School), 5.65%, 7/01/29	250	197,508
Massachusetts State Development Finance Agency, Educational Facility Revenue Bonds (Academy of the Pacific Rim), Series A, 5.125%, 6/01/31 (d)	1,000	590,290
Massachusetts State Development Finance Agency Revenue Bonds:
(Boston University), Series T-1, 5%, 10/01/39 (a)	1,000	935,850
(College of Pharmacy and Allied Health Services), Series D, 5%, 7/01/27 (e)	500	502,125
(Franklin W. Olin College), Series B, 5.25%, 7/01/33 (b)	400	390,836
(Massachusetts College of Pharmacy and Health Sciences), 5.75%, 7/01/13 (c)	1,000	1,173,580
(Smith College), 5%, 7/01/35	2,000	1,991,160
(WGBH Educational Foundation), Series A, 5.75%, 1/01/42 (a)	1,100	1,096,678
(The Wheeler School), 6.50%, 12/01/29	540	497,335
(Williston Northampton School Project), 5%, 10/01/25 (b)	500	431,805
(Worcester Polytechnic Institute), 5%, 9/01/27 (f)	1,985	1,959,056
Massachusetts State Development Finance Agency, Revenue Refunding Bonds:
(Boston University, Series P, 5.45%, 5/15/59	1,500	1,487,115
(Clark University), 5.125%, 10/01/35 (b)	500	479,325
(Western New England College), Series A, 5%, 9/01/33 (e)	1,500	1,418,970
(Wheelock College), Series C, 5.25%, 10/01/37	1,000	745,760
Massachusetts State Health and Educational Facilities Authority Revenue Bonds:
(Harvard University), Series FF, 5.125%, 7/15/37	850	858,755
(Northeastern University), Series R, 5%, 10/01/33	225	204,017
(Simmons College), Series F, 5%, 10/01/13 (c)(g)	1,000	1,130,580
(Tufts University), 5.375%, 8/15/38	1,000	1,023,440
(University of Massachusetts), Series C, 5.125%, 10/01/34 (f)(g)	230	221,269
(Wheaton College), Series D, 6%, 1/01/18	1,040	952,910
Massachusetts State Health and Educational Facilities Authority, Revenue Refunding Bonds:
(Berklee College of Music), Series A, 5%, 10/01/37	1,000	848,400
(Boston College), Series N, 5.125%, 6/01/37	1,000	1,000,870
(Learning Center For Deaf Children), Series C, 6.125%, 7/01/29	495	349,079
(Wellesley College), 5%, 7/01/33	1,500	1,511,550

		24,046,746

Municipal Bonds	Par (000)	Value

Massachusetts (concluded)

Health—40.4%
Massachusetts State Development Finance Agency, First Mortgage Revenue Bonds:
(Edgecombe Project), Series A, 6.75%, 7/01/21	$855	$767,080
(Overlook Communities Inc.), Series A, 6.125%, 7/01/24	850	614,099
Massachusetts State Development Finance Agency, First Mortgage Revenue Refunding Bonds (Symmes Life Care, Inc.—Brookhaven at Lexington), Series A, 5%, 3/01/35 (h)	1,250	839,163
Massachusetts State Development Finance Agency, Human Service Provider Revenue Bonds (Seven Hills Foundation & Affiliates), 5%, 9/01/35 (h)	500	365,085
Massachusetts State Development Finance Agency Revenue Bonds (Massachusetts Council of Human Service Providers, Inc.), Series C, 6.60%, 8/15/29	425	295,379
Massachusetts State Health and Educational Facilities Authority Revenue Bonds:
(Baystate Medical Center), Series F, 5.75%, 7/01/33	1,000	896,510
(Berkshire Health System), Series E, 6.25%, 10/01/31	350	286,104
(Berkshire Health System), Series F, 5%, 10/01/19 (e)	1,000	997,760
(Lahey Clinic Medical Center), Series D, 5.25%, 8/15/37	1,000	838,800
(Milford-Whitinsville Hospital), Series D, 6.35%, 7/15/12 (c)	750	861,608
Massachusetts State Health and Educational Facilities Authority, Healthcare System Revenue Refunding Bonds (Covenant Health System):
6%, 1/01/12 (c)	255	287,288
6%, 7/01/22	630	642,380
6%, 7/01/31	315	296,188
Massachusetts State Health and Educational Facilities Authority, Revenue Refunding Bonds:
(Bay Cove Human Services Issue), Series A, 5.90%, 4/01/28	775	538,594
(Caregroup, Inc.), Series E-1, 5%, 7/01/28	500	390,420
(Christopher House), Series A, 6.875%, 1/01/29	480	373,229
(Valley Regional Health System), Series C, 5.75%, 7/01/18 (i)	395	347,414
Massachusetts State Industrial Finance Agency, Health Care Facility Revenue Bonds (Age Institute of Massachusetts Project), 8.05%, 11/01/25	695	620,878

		10,257,979

Housing—3.7%
Massachusetts State, HFA, Housing Revenue Refunding Bonds, AMT, Series F, 5.70%, 6/01/40 (j)	1,000	936,420

State—7.2%
Massachusetts State College Building Authority, Project Revenue Bonds, Series A:
5%, 5/01/31 (a)	1,000	952,300
5.50%, 5/01/39	500	497,040
Massachusetts State Development Finance Agency, Education Revenue Bonds (Middlesex School Project), 5%, 9/01/33	400	366,220

		1,815,560

Transportation—2.0%
Rail Connections, Inc., Massachusetts, Capital Appreciation Revenue Bonds (Route 128 Parking Garage), Series B, 6.527%, 7/01/09 (c)(d)(k)	1,000	501,220

Total Municipal Bonds—151.1%		38,321,616

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (concluded)	The Massachusetts Health & Tax-Exempt (MHE)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (l)	Par (000)	Value

State—8.0%
Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds, Series A, 5%, 8/15/30 (m)	$2,010	$2,030,559

Total Municipal Bonds Transferred to Tender Option Bond Trusts—8.0%		2,030,559

Total Long-Term Investments (Cost—$44,123,072)—159.1%		40,352,175

Short-Term Securities

Massachusetts—4.7%

Massachusetts State Health and Educational Facilities Authority, Revenue Refunding Bonds (Partners Healthcare System), VRDN, Series D-1, 0.30%, 3/02/09 (n)	1,200	1,200,000

Total Short-Term Securities (Cost—$1,200,000)—4.7%		1,200,000

Total Investments (Cost—$45,323,072*)—163.8%		41,552,175
Other Assets Less Liabilities—14.4%		3,652,358
Liability for Trust Certificates, Including Interest Expense Payable—(5.3)%		(1,340,755)
Preferred Shares, at Redemption Value—(72.9)%		(18,502,174)

Net Assets Applicable to Common Shares—100.0%		$25,361,604

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$43,854,399

Gross unrealized appreciation	$894,810
Gross unrealized depreciation	(4,536,629)

Net unrealized depreciation	$(3,641,819)

(a)	AMBAC Insured.
(b)	XL Capital Insured.
(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	ACA Insured.
(e)	Assured Guaranty Insured.
(f)	NPFGC Insured.
(g)	FGIC Insured.
(h)	Radian Insured.
(i)	Connie Lee Insured.
(j)	When-issued security.
(k)	Represents a zero coupon bond. Rate shown reflects the current yield as of report date.
(l)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(m)	FSA Insured.
(n)

Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. Rate shown is as of report date. This rate changes periodically based upon prevailing market rates.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$41,552,175
Level 3	—

Total	$41,552,175

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	41

Statements of Assets and Liabilities

February 28, 2009 (Unaudited)	BlackRock California Insured Municipal Income Trust (BCK)	BlackRock California Municipal Bond Trust (BZA)	BlackRock California Municipal Income Trust II (BCL)	BlackRock Maryland Municipal Bond Trust (BZM)
Assets
Investments at value - unaffiliated[1]	$106,156,666	$70,960,910	$163,024,895	$38,003,937
Investments at value - affiliated[2]	9,410,597	2,248,240	6,141,300	4,502,411
Cash	60,568	39,826	7,658	19,463
Investments sold receivable	—	1,886,817	1,610,417	—
Interest receivable	946,192	792,686	1,723,028	502,810
Income receivable - affiliated	35	34	68	37
Prepaid expenses	7,326	4,888	11,241	2,879
Other assets	3,880	3,789	7,524	4,117

Total assets	116,585,264	75,937,190	172,526,131	43,035,654

Liabilities
Investments purchased payable	4,894,100	—	—	—
Income dividends payable - Common Shares	295,573	211,399	455,988	133,763
Investment advisory fees payable	37,816	26,221	58,553	14,559
Interest expense and fees payable	26,846	3,939	21,381	2,578
Other affiliates payable	790	560	1,220	305
Officer’s and Directors’/Trustees’ fees payable	4,964	4,249	8,135	5,190
Other liabilities	—	—	—	—
Other accrued expenses payable	52,435	56,287	51,358	39,784

Total accrued liabilities	5,312,524	302,655	596,635	196,179

Other Liabilities
Trust certificates[3]	4,771,849	1,998,847	10,035,291	1,500,000

Total Liabilities	10,084,373	2,301,502	10,631,926	1,696,179

Preferred Shares at Redemption Value
Preferred Shares at liquidation preference, plus unpaid dividends[4,5]	37,556,582	27,979,904	59,756,135	16,001,184

Net Assets Applicable to Common Shareholders	$68,944,309	$45,655,784	$102,138,070	$25,338,291

Net Assets Applicable to Common Shareholders Consist of
Common Shares, par value per share[6,7,8]	$5,278	$3,410	$8,000	$2,045
Paid-in capital in excess of par	74,835,958	48,406,377	113,484,176	28,972,364
Undistributed net investment income	390,680	322,400	950,672	204,582
Accumulated net realized gain (loss)	(1,721,180)	70,968	(5,708,339)	(427,384)
Net unrealized appreciation/depreciation	(4,566,427)	(3,147,371)	(6,596,439)	(3,413,316)

Net Assets Applicable to Common Shareholders	$68,944,309	$45,655,784	$102,138,070	$25,338,291

Net asset value per Common Share	$13.06	$13.39	$12.77	$12.39

[1] Investments at cost - unaffiliated	$110,723,093	$74,108,281	$169,621,334	$41,417,253

[2] Investments at cost - affiliated	$9,410,597	$2,248,240	$6,141,300	$4,502,411

[3] Represents short-term floating rate certificates issued by tender option bond trusts
[4] Preferred Shares outstanding:
Par value $0.001 per share	1,502	1,119	2,390	640
Par value $0.01 per share	—	—	—	—
Par value $0.10 per share	—	—	—	—

[5] Preferred Shares at liquidation preference	$25,000	$25,000	$25,000	$25,000

[6] Common Shares outstanding	5,278,087	3,409,668	7,999,789	2,045,313

[7] Common Shares authorized	unlimited	unlimited	unlimited	unlimited

[8] Par value per Common Share	$0.001	$0.001	$0.001	$0.001

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

February 28, 2009 (Unaudited)	BlackRock MuniHoldings New York Insured Fund, Inc. (MHN)	BlackRock New Jersey Municipal Bond Trust (BLJ)	BlackRock New York Insured Municipal Income Trust (BSE)	BlackRock New York Municipal Bond Trust (BQH)	BlackRock New York Municipal Income Trust II (BFY)	BlackRock Virginia Municipal Bond Trust (BHV)	The Massachusetts Health & Tax- Exempt Trust (MHE)
Assets
Investments at value - unaffiliated[1]	$675,381,080	$43,216,506	$126,877,717	$57,439,086	$105,729,130	$34,769,618	$41,552,175
Investments at value - affiliated[2]	16,044,997	3,049,223	6,009,862	2,736,776	2,055,271	—	—
Cash	65,442	91,422	62,414	36,048	33,486	101,649	4,067,827
Investments sold receivable	1,121,088	—	—	—	94,093	15,000	—
Interest receivable	9,082,990	612,541	1,470,016	808,627	1,372,039	503,343	627,510
Income receivable - affiliated	270	36	35	37	47	29	—
Prepaid expenses	20,582	3,293	8,884	3,944	6,883	2,266	1,390
Other assets	20,159	3,947	3,906	4,088	5,213	3,282	—

Total assets	701,736,608	46,976,968	134,432,834	61,028,606	109,296,162	35,395,187	46,248,902

Liabilities
Investments purchased payable	1,510,125	—	2,013,500	—	—	1,074,100	858,750
Income dividends payable - Common Shares	1,632,142	162,490	375,547	187,695	308,794	112,762	114,859
Investment advisory fees payable	243,838	15,518	44,990	21,315	38,400	12,230	17,977
Interest expense and fees payable	431,791	—	57,814	8,350	—	1,956	1,160
Other affiliates payable	4,816	370	930	392	715	255	291
Officer’s and Directors’/Trustees’ fees payable	20,548	4,391	4,414	4,552	5,743	4,175	27
Other liabilities	1,294	—	—	—	—	16	—
Other accrued expenses payable	143,080	56,578	58,797	65,663	43,585	35,817	52,465

Total accrued liabilities	3,987,634	239,347	2,555,992	287,967	397,237	1,241,311	1,045,529

Other Liabilities
Trust certificates[3]	56,312,240	—	9,308,740	1,321,257	—	1,000,000	1,339,595

Total Liabilities	60,299,874	239,347	11,864,732	1,609,224	397,237	2,241,311	2,385,124

Preferred Shares at Redemption Value
Preferred Shares at liquidation preference, plus unpaid dividends[4,5]	252,909,375	19,202,885	41,678,083	22,402,946	44,654,619	12,175,900	18,502,174

Net Assets Applicable to Common Shareholders	$388,527,359	$27,534,736	$80,890,019	$37,016,436	$64,244,306	$20,977,976	$25,361,604

Net Assets Applicable to Common Shareholders Consist of
Common Shares, par value per share[6,7,8]	$3,079,514	$2,305	$6,475	$2,760	$4,941	$1,557	$23,441
Paid-in capital in excess of par	470,986,538	32,675,348	91,845,967	39,181,450	70,053,876	22,105,134	29,660,491
Undistributed net investment income	2,144,209	257,575	700,661	332,291	776,907	301,007	357,173
Accumulated net realized gain (loss)	(46,670,195)	(190,250)	(3,121,994)	6,438	(868,415)	505,864	(908,604)
Net unrealized appreciation/depreciation	(41,012,707)	(5,210,242)	(8,541,090)	(2,506,503)	(5,723,003)	(1,935,586)	(3,770,897)

Net Assets Applicable to Common Shareholders	$388,527,359	$27,534,736	$80,890,019	$37,016,436	$64,244,306	$20,977,976	$25,361,604

Net asset value per Common Share	$12.62	$11.95	$12.49	$13.41	$13.00	$13.47	$10.82

[1] Investments at cost - unaffiliated	$716,393,787	$48,426,748	$135,418,807	$59,945,589	$111,452,133	$36,705,204	$45,323,072

[2] Investments at cost - affiliated	$16,044,997	$3,049,223	$6,009,862	$2,736,776	$2,055,271	$—

[3] Represents short-term floating rate certificates issued by tender option bond trusts
[4] Preferred Shares outstanding:
Par value $0.001 per share	—	768	1,667	896	1,786	487	—
Par value $0.01 per share	—	—	—	—	—	—	370
Par value $0.10 per share	10,115	—	—	—	—	—	—

[5] Preferred Shares at liquidation preference	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000	$50,000

[6] Common Shares outstanding	30,795,138	2,304,823	6,474,946	2,760,221	4,940,705	1,556,890	2,344,067

[7] Common Shares authorized	200,000,000	unlimited	unlimited	unlimited	unlimited	unlimited	unlimited

[8] Par value per Common Share	$0.10	$0.001	$0.001	$0.001	$0.001	$0.001	$0.01

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	43

Statements of Operations

Six Months Ended February 28, 2009 (Unaudited)	BlackRock California Insured Municipal Income Trust (BCK)	BlackRock California Municipal Bond Trust (BZA)	BlackRock California Municipal Income Trust II (BCL)	BlackRock Maryland Municipal Bond Trust (BZM)
Investment Income
Interest	$2,755,905	$2,114,427	$4,677,852	$1,148,308
Income - affiliated	35,082	14,083	38,983	21,608

Total income	2,790,987	2,128,510	4,716,835	1,169,916

Expenses
Investment advisory	300,183	238,905	459,969	137,892
Commissions for Preferred Shares	37,064	27,649	57,005	14,684
Professional	31,227	30,991	34,779	27,783
Accounting services	11,050	10,031	17,799	6,840
Transfer agent	9,787	9,822	15,099	9,329
Printing	7,614	4,717	10,230	2,592
Officer and Directors/Trustees	3,688	1,451	3,423	561
Registration	4,693	4,697	1,681	411
Custodian	4,240	3,388	5,785	1,935
Miscellaneous	20,371	19,634	25,256	16,774

Total expenses excluding interest expense and fees	429,917	351,285	631,026	218,801
Interest expense and fees[1]	88,285	18,091	94,203	22,006

Total expenses	518,202	369,376	725,229	240,807
Less fees waived by advisor	(78,420)	(78,961)	(101,690)	(45,485)
Less fees paid indirectly	—	—	—	—

Total expenses after fees waived and paid indirectly	439,782	290,415	623,539	195,322

Net investment income	2,351,205	1,838,095	4,093,296	974,594

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(306,909)	574,007	(1,360,484)	(403,438)
Futures and forward interest rate swaps	—	—	(521,411)	—

	(306,909)	574,007	(1,881,895)	(403,438)

Net change in unrealized appreciation/depreciation on:
Investments	(5,111,298)	(5,739,707)	(9,155,237)	(3,747,159)
Futures and forward interest rate swaps	—	—	375,543	—

	(5,111,298)	(5,739,707)	(8,779,694)	(3,747,159)

Total realized and unrealized loss	(5,418,207)	(5,165,700)	(10,661,589)	(4,150,597)

Dividends and Distributions to Preferred Shareholders From
Net investment income	(518,053)	(383,043)	(820,457)	(219,872)
Net realized gain	—	(4,924)	—	(2,361)

	(518,053)	(387,967)	(820,457)	(222,233)

Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Operations	$(3,585,055)	$(3,715,572)	$(7,388,750)	$(3,398,236)

[1] Related to tender option bond trusts.

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Six Months Ended February 28, 2009 (Unaudited)	BlackRock MuniHoldings New York Insured (MHN)	BlackRock New Jersey Municipal Bond Trust (BLJ)	BlackRock New York Insured Municipal Income Trust (BSE)	BlackRock New York Municipal Bond Trust (BQH)	BlackRock New York Municipal Income Trust II (BFY)	BlackRock Virginia Municipal Bond Trust (BHV)	The Massachusetts Health & Tax- Exempt Trust (MHE)
Investment Income
Interest	$17,094,631	$1,331,721	$3,345,753	$1,734,942	$2,939,143	$840,458	$1,184,629
Income - affiliated	80,263	37,950	11,270	2,174	13,361	314	—

Total income	17,174,894	1,369,671	3,357,023	1,737,116	2,952,504	840,772	1,184,629

Expenses
Investment advisory	1,886,027	151,321	351,892	192,663	291,032	109,526	111,538
Commissions for Preferred Shares	260,814	18,719	38,796	22,196	43,035	11,730	20,970
Professional	65,831	27,626	35,023	27,116	32,116	23,259	33,897
Accounting services	103,781	9,490	12,797	9,413	9,973	1,969	4,903
Transfer agent	33,530	9,915	9,589	7,406	10,811	9,728	12,472
Printing	24,100	2,519	10,113	3,131	5,807	1,393	—
Officer and Directors/Trustees	24,004	785	3,526	308	1,656	496	2,022
Registration	5,680	493	4,622	4,838	1,065	328	580
Custodian	19,029	2,275	4,400	2,431	4,662	1,801	3,176
Miscellaneous	60,497	18,929	23,336	19,759	23,977	18,735	10,671

Total expenses excluding interest expense and fees	2,483,293	242,072	494,094	289,261	424,134	178,965	200,229
Interest expense and fees[1]	877,602	5,880	174,069	14,274	—	11,844	15,869

Total expenses	3,360,895	247,952	668,163	303,535	424,134	190,809	216,098
Less fees waived by advisor	(443,709)	(54,996)	(83,546)	(62,768)	(57,566)	(33,700)	—
Less fees paid indirectly	—	—	—	—	—	—	(498)

Total expenses after fees waived and paid indirectly	2,917,186	192,956	584,617	240,767	366,568	157,109	215,600

Net investment income	14,257,708	1,176,715	2,772,406	1,496,349	2,585,936	683,663	969,029

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(2,179,727)	84,165	(2,302,979)	68,948	178,648	551,774	(506,420)
Futures and forward interest rate swaps	67,701	—	12,943	5,974	10,951	—	(99,000)

	(2,112,026)	84,165	(2,290,036)	74,922	189,599	551,774	(605,420)

Net change in unrealized appreciation/depreciation on:
Investments	(38,807,258)	(5,111,644)	(7,093,856)	(3,713,673)	(6,601,326)	(2,558,804)	(3,532,225)
Futures and forward interest rate swaps	—	—	—	—	—	—	83,017

	(38,807,258)	(5,111,644)	(7,093,856)	(3,713,673)	(6,601,326)	(2,558,804)	(3,449,208)

Total realized and unrealized loss	(40,919,284)	(5,027,479)	(9,383,892)	(3,638,751)	(6,411,727)	(2,007,030)	(4,054,628)

Dividends and Distributions to Preferred Shareholders From
Net investment income	(3,501,557)	(264,225)	(576,364)	(303,259)	(621,123)	(140,542)	(258,962)
Net realized gain	—	—	—	(3,799)	—	(45,559)	—

	(3,501,557)	(264,225)	(576,364)	(307,058)	(621,123)	(186,101)	(258,962)

Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Operations	$(30,163,133)	$(4,114,989)	$(7,187,850)	$(2,449,460)	$(4,446,914)	$(1,509,468)	$(3,344,561)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	45

Statements of Changes in Net Assets

	BlackRock California Insured Municipal Income Trust (BCK)		BlackRock California Municipal Bond Trust (BZA)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008
Operations
Net investment income	$2,351,205	$5,029,423	$1,838,095	$3,804,585
Net realized gain (loss)	(306,909)	(696,593)	574,007	16,331
Net change in unrealized appreciation/depreciation	(5,111,298)	(2,327,135)	(5,739,707)	(1,372,393)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(518,053)	(1,418,583)	(383,043)	(1,029,626)
Net realized gain	—	—	(4,924)	—

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(3,585,055)	587,112	(3,715,572)	1,418,897

Dividends and Distributions to Common Shareholders From
Net investment income	(1,773,437)	(3,641,581)	(1,268,397)	(3,103,983)
Net realized gain	—	—	(9,946)	—

Decrease in net assets resulting from dividends and distributions to Common Shareholders	(1,773,437)	(3,641,581)	(1,278,343)	(3,103,983)

Capital Share Transactions
Reinvestment of common dividends	—	19,225	—	351,551

Net Assets Applicable to Common Shareholders
Total decrease in net assets applicable to Common Shareholders	(5,358,492)	(3,035,244)	(4,993,915)	(1,333,535)
Beginning of period	74,302,801	77,338,045	50,649,699	51,983,234

End of period	$68,944,309	$74,302,801	$45,655,784	$50,649,699

End of period undistributed net investment income	$390,680	$330,965	$322,400	$135,745

	BlackRock New York Insured Municipal Income Trust (BSE)		BlackRock New York Municipal Bond Trust (BQH)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008
Operations
Net investment income	$2,772,406	$6,193,181	$1,496,349	$3,123,151
Net realized gain (loss)	(2,290,036)	(653,991)	74,922	51,106
Net change in unrealized appreciation/depreciation	(7,093,856)	(3,146,975)	(3,713,673)	(1,618,246)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(576,364)	(1,637,764)	(303,259)	(796,921)
Net realized gain	—	(82,413)	(3,799)	(19,635)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(7,187,850)	672,038	(2,449,460)	739,455

Dividends and Distributions to Common Shareholders From
Net investment income	(2,253,281)	(4,505,354)	(1,126,170)	(2,552,826)
Net realized gain	—	(221,583)	(10,873)	(62,036)

Decrease in net assets resulting from dividends and distributions to Common Shareholders	(2,253,281)	(4,726,937)	(1,137,043)	(2,614,862)

Capital Share Transactions
Reinvestment of common dividends	—	72,019	—	318,829

Net Assets Applicable to Common Shareholders
Total decrease in net assets applicable to Common Shareholders	(9,441,131)	(3,982,880)	(3,586,503)	(1,556,578)
Beginning of period	90,331,150	94,314,030	40,602,939	42,159,517

End of period	$80,890,019	$90,331,150	$37,016,436	$40,602,939

End of period undistributed net investment income	$700,661	$757,900	$332,291	$265,371

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

	BlackRock California Municipal Income Trust II (BCL)		BlackRock Maryland Municipal Bond Trust (BZM)		BlackRock MuniHoldings New York Insured Fund, Inc. (MHN)		BlackRock New Jersey Municipal Bond Trust (BLJ)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008
Operations
Net investment income	$4,093,296	$8,516,520	$974,594	$2,187,858	$14,257,708	$30,229,458	$1,176,715	$2,624,072
Net realized gain (loss)	(1,881,895)	(240,663)	(403,438)	52,367	(2,112,026)	(4,358,744)	84,165	(274,414)
Net change in unrealized appreciation/depreciation	(8,779,694)	(7,181,675)	(3,747,159)	(801,629)	(38,807,258)	(10,569,389)	(5,111,644)	(2,291,456)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(820,457)	(2,305,653)	(219,872)	(575,579)	(3,501,557)	(9,817,592)	(264,225)	(675,482)
Net realized gain	—	—	(2,361)	(10,561)	—	—	—	(6,860)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(7,388,750)	(1,211,471)	(3,398,236)	852,456	(30,163,133)	5,483,733	(4,114,989)	(624,140)

Dividends and Distributions to Common Shareholders From

Net investment income	(2,735,928)	(6,207,529)	(801,903)	(1,770,800)	(9,856,970)	(20,232,405)	(974,350)	(2,176,081)
Net realized gain	—	—	(6,564)	(29,818)	—	—	—	(21,875)

Decrease in net assets resulting from dividends and distributions to Common Shareholders	(2,735,928)	(6,207,529)	(808,467)	(1,800,618)	(9,856,970)	(20,232,405)	(974,350)	(2,197,956)

Capital Share Transactions
Reinvestment of common dividends	—	78,795	56,905	134,190	—	—	40,264	159,974

Net Assets Applicable to Common Shareholders
Total decrease in net assets applicable to Common Shareholders	(10,124,678)	(7,340,205)	(4,149,798)	(813,972)	(40,020,103)	(14,748,672)	(5,049,075)	(2,662,122)
Beginning of period	112,262,748	119,602,953	29,488,089	30,302,061	428,547,462	443,296,134	32,583,811	35,245,933

End of period	$102,138,070	$112,262,748	$25,338,291	$29,488,089	$388,527,359	$428,547,462	$27,534,736	$32,583,811

End of period undistributed net investment income	$950,672	$413,761	$204,582	$251,763	$2,144,209	$1,245,028	$257,575	$319,435

	BlackRock New York Municipal Income Trust II (BFY)		BlackRock Virginia Municipal Bond Trust (BHV)		The Massachusetts Health & Education Tax-Exempt Trust (MHE)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Period January 1, 2008 to August 31, 2008	Year Ended December 31, 2007
Operations
Net investment income	$2,585,936	$5,330,243	$683,663	$1,723,577	$969,029	$1,371,557	$2,150,393
Net realized gain (loss)	189,599	(987,855)	551,774	292,759	(605,420)	(142,627)	(90,387)
Net change in unrealized appreciation/depreciation	(6,601,326)	(1,764,010)	(2,558,804)	(1,013,968)	(3,449,208)	(1,202,802)	(1,821,519)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(621,123)	(1,408,467)	(140,542)	(457,881)	(258,962)	(408,081)	(718,637)
Net realized gain	—	(35,412)	(45,559)	—	—	—	—

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(4,446,914)	1,134,499	(1,509,468)	544,487	(3,344,561)	(381,953)	(480,150)

Dividends and Distributions to Common Shareholders From
Net investment income	(1,852,764)	(3,827,367)	(675,720)	(1,394,947)	(709,790)	(918,874)	(1,378,312)
Net realized gain	—	(84,756)	(247,310)	—	—	—	(5,635)

Decrease in net assets resulting from dividends and distributions to Common Shareholders	(1,852,764)	(3,912,123)	(923,030)	(1,394,947)	(709,790)	(918,874)	(1,383,947)

Capital Share Transactions
Reinvestment of common dividends	—	19,335	63,551	144,001	—	—	—

Net Assets Applicable to Common Shareholders
Total decrease in net assets applicable to Common Shareholders	(6,299,678)	(2,758,289)	(2,368,947)	(706,459)	(4,054,351)	(1,300,827)	(1,864,097)
Beginning of period	70,543,984	73,302,273	23,346,923	24,053,382	29,415,955	30,716,782	32,580,879

End of period	$64,244,306	$70,543,984	$20,977,976	$23,346,923	$25,361,604	$29,415,955	$30,716,782

End of period undistributed net investment income	$776,907	$664,858	$301,007	$433,606	$357,173	$356,896	$323,091

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	47

Financial Highlights	BlackRock California Insured Municipal Income Trust (BCK)

	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31,

		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$14.08	$14.66	$15.24	$15.22	$14.01	$13.09

Net investment income	0.45 [1]	0.95 [1]	0.99	0.98	0.99	1.02
Net realized and unrealized gain (loss)	(1.03)	(0.57)	(0.59)	(0.01)	1.27	0.89
Dividends to Preferred Shareholders from net investment income	(0.10)	(0.27)	(0.28)	(0.24)	(0.15)	(0.08)

Net increase (decrease) from investment operations	(0.68)	0.11	0.12	0.73	2.11	1.83

Dividends and distributions to Common Shareholders from:
Net investment income	(0.34)	(0.69)	(0.70)	(0.71)	(0.90)	(0.90)
Net realized gain	—	—	—	—	—	(0.01)

Total dividends and distributions to Common Shareholders	(0.34)	(0.69)	(0.70)	(0.71)	(0.90)	(0.91)

Net asset value, end of period	$13.06	$14.08	$14.66	$15.24	$15.22	$14.01

Market price, end of period	$10.78	$12.95	$14.30	$14.61	$16.08	$14.00

Total Investment Return[2]
Based on net asset value	(4.29)%[3]	0.92%	0.76%	5.22%	15.62%	14.34%

Based on market price	(14.11)%[3]	(4.84)%	2.52%	(4.53)%	22.24%	14.97%

Ratios to Average Net Assets Applicable to Common Shares
Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[4,5]	1.07%[6]	1.00%	0.90%	0.95%	0.97%	0.99%

Total expenses after waiver and fees paid indirectly[5]	1.34%[6]	1.07%	0.90%	0.95%	0.97%	0.99%

Total expenses after waiver and before fees paid indirectly[5]	1.34%[6]	1.07%	0.92%	0.97%	0.98%	0.99%

Total expenses[5]	1.58%[6]	1.36%	1.24%	1.28%	1.30%	1.32%

Net investment income[5]	7.16%[6]	6.54%	6.50%	6.58%	6.72%	7.26%

Dividends paid to Preferred Shareholders	1.58%[6]	1.85%	1.87%	1.63%	1.04%	0.54%

Net investment income to Common Shareholders	5.58%[6]	4.69%	4.63%	4.95%	5.68%	6.72%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$68,944	$74,303	$77,338	$80,418	$80,289	$73,823

Preferred Shares outstanding at liquidation preference, end of period (000)	$37,550	$37,550	$46,500	$46,500	$46,500	$46,500

Portfolio turnover	30%	35%	28%	20%	16%	4%

Asset coverage per Preferred Share, end of period	$70,906	$74,484	$66,591	$68,241	$68,170	$64,691

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.
[4]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[5]	Do not reflect the effect of dividends to Preferred Shareholders.
[6]	Annualized.

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Financial Highlights	BlackRock California Municipal Bond Trust (BZA)

	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31,

		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$14.85	$15.35	$16.28	$16.19	$14.67	$13.71
Net investment income	0.54 [1]	1.12 [1]	1.13	1.14	1.13	1.15
Net realized and unrealized gain (loss)	(1.52)	(0.41)	(0.82)	0.17	1.50	0.92
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.11)	(0.30)	(0.30)	(0.26)	(0.15)	(0.07)
Net realized gain	(0.00)[2]	—	—	—	—	(0.01)

Net increase (decrease) from investment operations	(1.09)	0.41	0.01	1.05	2.48	1.99

Dividends and distributions to Common Shareholders from:
Net investment income	(0.37)	(0.91)	(0.94)	(0.96)	(0.96)	(0.96)
Net realized gain	(0.00)[2]	—	—	—	—	(0.07)

Total dividends and distributions to Common Shareholders	(0.37)	(0.91)	(0.94)	(0.96)	(0.96)	(1.03)

Net asset value, end of period	$13.39	$14.85	$15.35	$16.28	$16.19	$14.67

Market price, end of period	$10.97	$14.48	$16.50	$18.05	$16.33	$13.90

Total Investment Return[3]

Based on net asset value	(6.71)%[4]	2.64%	(0.33)%	6.71%	17.71%	15.20%

Based on market price	(21.61)%[4]	(6.89)%	(3.37)%	17.30%	25.31%	13.80%

Ratios to Average Net Assets Applicable to Common Shares
Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[5,6]	1.24%[7]	1.09%	0.94%	0.96%	1.00%	1.06%

Total expenses after waiver and fees paid indirectly[6]	1.33%[7]	1.11%	0.94%	0.96%	1.00%	1.06%

Total expenses after waiver and before fees paid indirectly[6]	1.33%[7]	1.11%	0.96%	0.98%	1.03%	1.07%

Total expenses[6]	1.69%[7]	1.52%	1.41%	1.45%	1.50%	1.55%

Net investment income[6]	8.40%[7]	7.31%	7.08%	7.20%	7.30%	7.87%

Dividends paid to Preferred Shareholders	1.75%[7]	1.98%	1.87%	1.64%	0.98%	0.49%

Net investment income to Common Shareholders	6.65%[7]	5.33%	5.21%	5.56%	6.32%	7.38%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$45,656	$50,650	$51,983	$54,801	$54,265	$49,145

Preferred Shares outstanding at liquidation preference, end of period (000)	$27,975	$27,975	$29,975	$29,975	$29,975	$29,975

Portfolio turnover	21%	24%	21%	16%	22%	24%

Asset coverage per Preferred Share, end of period	$65,805	$70,278	$68,364	$70,714	$70,263	$65,990

[1]	Based on average shares outstanding.
[2]	Amount is less than ($0.01) per share.
[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.
[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[6]	Do not reflect the effect of dividends to Preferred Shareholders.
[7]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	49

Financial Highlights	BlackRock California Municipal Income Trust II (BCL)

	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31,

		2008	2007	2006	2005	2004

Per Share Operating Performance
Net asset value, beginning of period	$14.03	$14.96	$15.72	$15.52	$13.77	$12.76

Net investment income	0.51 [1]	1.06 [1]	1.07	1.08	1.09	1.09
Net realized and unrealized gain (loss)	(1.33)	(0.92)	(0.74)	0.16	1.75	0.97
Dividends to Preferred Shareholders from net investment income	(0.10)	(0.29)	(0.30)	(0.25)	(0.15)	(0.08)

Net increase (decrease) from investment operations	(0.92)	(0.15)	0.03	0.99	2.69	1.98

Dividends to Common Shareholders from net investment income	(0.34)	(0.78)	(0.79)	(0.79)	(0.94)	(0.97)

Net asset value, end of period	$12.77	$14.03	$14.96	$15.72	$15.52	$13.77

Market price, end of period	$10.31	$12.70	$14.44	$15.40	$14.26	$13.71

Total Investment Return[2]
Based on net asset value	(5.87)%[3]	(0.89)%	0.09%	6.93%	20.38%	15.94%

Based on market price	(16.04)%[3]	(7.05)%	(1.38)%	14.01%	11.09%	13.21%

Ratios to Average Net Assets Applicable to Common Shares
Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[4,5]	1.09%[6]	1.08%	0.95%	0.98%	1.01%	1.05%

Total expenses after waiver and fees paid indirectly[5]	1.28%[6]	1.13%	0.95%	0.98%	1.01%	1.05%

Total expenses after waiver and before fees paid indirectly[5]	1.28%[6]	1.13%	0.96%	1.00%	1.02%	1.05%

Total expenses[5]	1.49%[6]	1.29%	1.19%	1.24%	1.26%	1.30%

Net investment income[5]	8.41%[6]	7.30%	6.81%	7.06%	7.46%	7.97%

Dividends paid to Preferred Shareholders	1.69%[6]	1.97%	1.89%	1.62%	1.00%	0.58%

Net investment income to Common Shareholders	6.72%[6]	5.33%	4.92%	5.44%	6.46%	7.39%

Supplemental Data
Net assets applicable to Common Shares, end of period (000)	$102,138	$112,263	$119,603	$125,525	$123,920	$109,952

Preferred Shares outstanding at liquidation preference, end of period (000)	$59,750	$59,750	$71,950	$71,950	$71,950	$71,950

Portfolio turnover	32%	36%	30%	18%	21%	19%

Asset coverage per Preferred Share, end of period	$67,738	$71,981	$66,563	$68,625	$68,063	$63,209

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.
[4]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[5]	Do not reflect the effect of dividends to Preferred Shareholders.
[6]	Annualized.

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Financial Highlights	BlackRock Maryland Municipal Bond Trust (BZM)

	Six Months Ended February 28, 2009 (Unaudited)		Year Ended August 31,

			2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$14.45		$14.91	$15.98	$16.11	$15.24	$14.36

Net investment income	0.48	[1]	1.07 [1]	1.08	1.07	1.07	1.06
Net realized and unrealized gain (loss)	(2.04)		(0.36)	(0.99)	(0.08)	0.83	0.76
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.11)		(0.28)	(0.31)	(0.26)	(0.17)	(0.08)
Net realized gain	(0.00)[2]		(0.01)	(0.00)[2]	—	—	—

Net increase (decrease) from investment operations	(1.67)		0.42	(0.22)	0.73	1.73	1.74

Dividends and distributions to Common Shareholders from:
Net investment income	(0.39)		(0.87)	(0.85)	(0.86)	(0.86)	(0.86)
Net realized gain	(0.00)[2]		(0.01)	(0.00)[2]	—	—	—

Total dividends and distributions	(0.39)		(0.88)	(0.85)	(0.86)	(0.86)	(0.86)

Net asset value, end of period	$12.39		$14.45	$14.91	$15.98	$16.11	$15.24

Market price, end of period	$13.17		$15.75	$17.43	$17.45	$15.96	$14.99

Total Investment Return[3]
Based on net asset value	(11.58	)%4	2.60%	(1.85)%	4.57%	11.73%	12.50%

Based on market price	(13.78	)%4	(4.33)%	5.08%	15.26%	12.53%	14.31%

Ratios to Average Net Assets Applicable to Common Shares
Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[5,6]	1.39%[7]		1.28%	1.07%	1.11%	1.11%	1.18%

Total expenses after waiver and fees paid indirectly[6]	1.57%[7]		1.32%	1.07%	1.11%	1.11%	1.18%

Total expenses after waiver and before fees paid indirectly[6]	1.57%[7]		1.32%	1.10%	1.17%	1.13%	1.19%

Total expenses[6]	1.93%[7]		1.70%	1.54%	1.64%	1.60%	1.67%

Net investment income[6]	7.82%[7]		7.19%	6.87%	6.76%	6.82%	7.05%

Dividends paid to Preferred Shareholders	1.76%[7]		1.89%	1.94%	1.66%	1.05%	0.54%

Net investment income to Common Shareholders	6.06%[7]		5.30%	4.93%	5.10%	5.77%	6.51%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$25,338		$29,488	$30,302	$32,354	$32,492	$30,715

Preferred Shares outstanding at liquidation preference, end of period (000)	$16,000		$16,000	$18,000	$18,000	$18,000	$18,000

Portfolio turnover	2%		15%	7%	—%	4%	12%

Asset coverage per Preferred Share, end of period	$64,593		$71,083	$67,089	$69,950	$70,138	$67,662

[1]	Based on average shares outstanding.
[2]	Amount is less than ($0.01) per share.
[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.
[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[6]	Do not reflect the effect of dividends to Preferred Shareholders.
[7]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	51

Financial Highlights	BlackRock MuniHoldings New York Insured Fund, Inc. (MHN)

	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31,

		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$13.92	$14.40	$14.96	$15.54	$15.41	$15.19

Net investment income[1]	0.47	0.98	1.00	1.03	1.04	1.05
Net realized and unrealized gain (loss)	(1.34)	(0.48)	(0.52)	(0.48)	0.21	0.18
Dividends to Preferred Shareholders from net investment income	(0.11)	(0.32)	(0.34)	(0.29)	(0.17)	(0.08)
Net increase (decrease) from investment operations	(0.98)	0.18	0.14	0.26	1.08	1.15

Dividends to Common Shareholders from net investment income	(0.32)	(0.66)	(0.70)	(0.84)	(0.95)	(0.93)

Net asset value, end of period	$12.62	$13.92	$14.40	$14.96	$15.54	$15.41

Market price, end of period	$10.42	$12.12	$13.53	$14.62	$15.28	$14.10

Total Investment Return[2]
Based on net asset value	(6.29)%[3]	1.74%	1.12%	1.98%	7.63%	8.36%

Based on market price	(11.14)%[3]	(5.72)%	(2.78)%	1.36%	15.66%	9.21%

Ratios to Average Net Assets Applicable to Common Shares
Total expenses after waiver and excluding interest expense and fees[4,5]	1.10%[6]	1.15%	1.15%	1.15%	1.14%	1.14%

Total expenses after waiver[4]	1.57%[6]	1.52%	1.71%	1.65%	1.52%	1.43%

Total expenses[4]	1.81%[6]	1.65%	1.79%	1.73%	1.59%	1.50%

Net investment income[4]	7.68%[6]	6.90%	6.65%	6.94%	6.71%	6.80%

Dividends paid to Preferred Shareholders	1.87%[6]	2.24%	2.29%	1.93%	1.09%	0.55%

Net investment income to Common Shareholders	5.81%[6]	4.66%	4.36%	5.01%	5.62%	6.25%

Supplemental Data
Net assets applicable to Common Shares,end of period (000)	$388,527	$428,547	$443,296	$460,638	$478,413	$474,357

Preferred Shares outstanding at liquidation preference,end of period (000)	$252,875	$252,875	$313,000	$313,000	$313,000	$313,000

Portfolio turnover	13%	21%	24%	47%	33%	31%

Asset coverage per Preferred Share, end of period	$63,414	$67,379	$60,422 [7]	$61,799 [7]	$63,214 [7]	$62,889 [7]

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.
[4]	Do not reflect the effect of dividends to Preferred Shareholders.
[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[6]	Annualized.
[7]	Amounts have been recalculated to conform with current period presentation.

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Financial Highlights	BlackRock New Jersey Municipal Bond Trust (BLJ)

	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31,

		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$14.16	$15.38	$16.33	$16.26	$14.71	$13.77

Net investment income	0.51 [1]	1.14 [1]	1.15	1.16	1.16	1.16
Net realized and unrealized gain (loss)	(2.19)	(1.11)	(0.87)	0.18	1.48	0.84
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.11)	(0.29)	(0.29)	(0.24)	(0.15)	(0.07)
Net realized gain	—	(0.00)[2]	—	(0.02)	—	—

Net increase (decrease) from investment operations	(1.79)	(0.26)	(0.01)	1.08	2.49	1.93

Dividends and distributions to Common Shareholders from:
Net investment income	(0.42)	(0.95)	(0.94)	(0.95)	(0.94)	(0.94)
Net realized gain	—	(0.01)	—	(0.06)	—	(0.05)

Total dividends and distributions	(0.42)	(0.96)	(0.94)	(1.01)	(0.94)	(0.99)

Net asset value, end of period	$11.95	$14.16	$15.38	$16.33	$16.26	$14.71

Market price, end of period	$12.00	$14.76	$16.90	$18.30	$15.98	$13.91

Total Investment Return[3]
Based on net asset value	(12.46)%[4]	(2.12)%	(0.61)%	6.77%	17.60%	14.56%

Based on market price	(15.67)%[4]	(7.15)%	(2.54)%	21.74%	22.22%	9.32%

Ratios to Average Net Assets Applicable to Common Shares
Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[5,6]	1.38%[7]	1.26%	1.00%	1.06%	1.08%	1.14%

Total expenses after waiver and fees paid indirectly[6]	1.42%[7]	1.28%	1.00%	1.06%	1.08%	1.14%

Total expenses after waiver and before fees paid indirectly[6]	1.42%[7]	1.28%	1.03%	1.11%	1.10%	1.15%

Total expenses[6]	1.83%[7]	1.67%	1.47%	1.59%	1.57%	1.63%

Net investment income[6]	8.67%[7]	7.64%	7.11%	7.24%	7.44%	7.93%

Dividends paid to Preferred Shareholders	1.95%[7]	1.97%	1.79%	1.50%	0.98%	0.49%

Net investment income to Common Shareholders	6.72%[7]	5.67%	5.32%	5.74%	6.46%	7.44%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$27,535	$32,584	$35,246	$37,263	$36,928	$33,384

Preferred Shares outstanding at liquidation preference, end of period (000)	$19,200	$19,200	$20,225	$20,225	$20,225	$20,225

Portfolio turnover	13%	17%	35%	—%	12%	20%

Asset coverage per Preferred Share, end of period	$60,856	$67,439	$68,578	$71,067	$70,649	$66,266

[1]	Based on average shares outstanding.
[2]	Amount is less than $(0.01) per share.
[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.
[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[6]	Do not reflect the effect of dividends to Preferred Shareholders.
[7]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	53

Financial Highlights	BlackRock New York Insured Municipal Income Trust (BSE)

	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31,

		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$13.95	$14.58	$15.34	$15.30	$14.18	$13.45

Net investment income	0.43 [1]	0.96 [1]	0.99	1.00	1.00	1.01
Net realized and unrealized gain (loss)	(1.45)	(0.60)	(0.72)	(0.01)	1.16	0.69
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.09)	(0.25)	(0.26)	(0.24)	(0.14)	(0.07)
Net realized gain	—	(0.01)	(0.02)	—	—	—

Net increase (decrease) from investment operations	(1.11)	0.10	(0.01)	0.75	2.02	1.63

Dividends and distributions to Common Shareholders from:
Net investment income	(0.35)	(0.70)	(0.70)	(0.71)	(0.90)	(0.90)
Net realized gain	—	(0.03)	(0.05)	—	—	—

Total dividends and distributions	(0.35)	(0.73)	(0.75)	(0.71)	(0.90)	(0.90)

Net asset value, end of period	$12.49	$13.95	$14.58	$15.34	$15.30	$14.18

Market price, end of period	$11.68	$13.26	$14.12	$14.70	$15.35	$14.08

Total Investment Return[2]
Based on net asset value	(7.40)%[3]	0.80%	(0.06)%	5.46%	14.72%	12.40%

Based on market price	(8.90)%[3]	(1.07)%	1.01%	0.73%	15.92%	13.04%

Ratios to Average Net Assets Applicable to Common Shares
Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[4,5]	1.08%[6]	0.99%	0.89%	0.90%	0.92%	0.93%

Total expenses after waiver and fees paid indirectly[5]	1.54%[6]	1.09%	0.89%	0.90%	0.92%	0.93%

Total expenses after waiver and before fees paid indirectly[5]	1.54%[6]	1.09%	0.90%	0.92%	0.93%	0.95%

Total expenses[5]	1.76%[6]	1.34%	1.21%	1.25%	1.25%	1.27%

Net investment income[5]	7.31%[6]	6.59%	6.53%	6.63%	6.77%	7.14%

Dividends paid to Preferred Shareholders	1.52%[6]	1.74%	1.69%	1.58%	0.96%	0.52%

Net investment income to Common Shareholders	5.79%[6]	4.85%	4.84%	5.05%	5.81%	6.62%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$80,890	$90,331	$94,314	$99,255	$98,853	$91,260

Preferred Shares outstanding at liquidation preference, end of period (000)	$41,675	$41,675	$56,000	$56,000	$56,000	$56,000

Portfolio turnover	13%	24%	30%	9%	21%	11%

Asset coverage per Preferred Share, end of period	$73,526	$79,196	$67,107	$69,324	$69,138	$65,744

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.
[4]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[5]	Do not reflect the effect of dividends to Preferred Shareholders.
[6]	Annualized.

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Financial Highlights	BlackRock New York Municipal Bond Trust (BQH)

	Six Months Ended February 28, 2009 (Unaudited)
		Year Ended August 31,

		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$14.71	$15.39	$16.02	$16.09	$15.09	$14.15

Net investment income	0.54[1]	1.14 [1]	1.14	1.13	1.13	1.13
Net realized and unrealized gain (loss)	(1.32)	(0.57)	(0.56)	(0.02)	0.95	0.81
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.11)	(0.29)	(0.29)	(0.25)	(0.15)	(0.07)
Net realized gain	(0.00)[2]	(0.01)	—	—	—	—

Net increase (decrease) from investment operations	(0.89)	0.27	0.29	0.86	1.93	1.87

Dividends and distributions to Common Shareholders from:
Net investment income	(0.41)	(0.93)	(0.92)	(0.93)	(0.93)	(0.93)
Net realized gain	(0.00)[2]	(0.02)	—	—	—	—

Total dividends and distributions	(0.41)	(0.95)	(0.92)	(0.93)	(0.93)	(0.93)

Net asset value, end of period	$13.41	$14.71	$15.39	$16.02	$16.09	$15.09

Market price, end of period	$12.28	$14.62	$16.32	$16.81	$15.85	$13.97

Total Investment Return[3]
Based on net asset value	(5.54)%[4]	1.62%	1.52%	5.51%	13.56%	13.97%

Based on market price	(12.97)%[4]	(4.76)%	2.60%	12.39%	20.83%	11.83%

Ratios to Average Net Assets Applicable to Common Shares
Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[5,6]	1.27%[7]	1.23%	1.00%	1.06%	1.06%	1.11%

Total expenses after waiver and fees paid indirectly[6]	1.35%[7]	1.25%	1.00%	1.06%	1.06%	1.11%

Total expenses after waiver and before fees paid indirectly[6]	1.35%[7]	1.25%	1.02%	1.09%	1.08%	1.12%

Total expenses[6]	1.70%[7]	1.63%	1.47%	1.56%	1.56%	1.60%

Net investment income	8.40%[7]	7.45%	7.16%	7.16%	7.20%	7.57%

Dividends paid to Preferred Shareholders	1.70%[7]	1.90%	1.81%	1.60%	0.97%	0.48%

Net investment income to Common Shareholders	6.70%[7]	5.55%	5.35%	5.56%	6.23%	7.09%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$37,016	$40,603	$42,160	$43,541	$43,460	$40,757

Preferred Shares outstanding at liquidation preference, end of period (000)	$22,400	$22,400	$24,200	$24,200	$24,200	$24,200

Portfolio turnover	19%	19%	23%	12%	3%	16%

Asset coverage per Preferred Share, end of period	$66,316	$70,327	$68,560	$69,985	$69,899	$67,108

[1]	Based on average shares outstanding.
[2]	Amount is less than ($0.01) per share.
[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.
[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[6]	Do not reflect the effect of dividends to Preferred Shareholders.
[7]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	55

Financial Highlights	BlackRock New York Municipal Income Trust II (BFY)

	Six Months Ended February 28, 2009 (Unaudited)
		Year Ended August 31,

		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$14.28	$14.84	$15.47	$15.23	$14.16	$13.36

Net investment income	0.52[1]	1.08[1]	1.07	1.06	1.04	1.04
Net realized and unrealized gain (loss)	(1.29)	(0.55)	(0.67)	0.14	1.07	0.79
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.13)	(0.29)	(0.30)	(0.25)	(0.15)	(0.08)
Net realized gain	—	(0.01)	—	—	—	—

Net increase (decrease) from investment operations	(0.90)	0.23	0.10	0.95	1.96	1.75

Dividends and distributions to Common Shareholders from:
Net investment income	(0.38)	(0.77)	(0.73)	(0.71)	(0.89)	(0.95)
Net realized gain	—	(0.02)	—	—	—	—

Total dividends and distributions	(0.38)	(0.79)	(0.73)	(0.71)	(0.89)	(0.95)

Net asset value, end of period	$13.00	$14.28	$14.84	$15.47	$15.23	$14.16

Market price, end of period	$10.83	$13.60	$14.22	$14.38	$14.02	$13.70

Total Investment Return[2]
Based on net asset value	(5.66)%[3]	1.70%	0.69%	6.93%	14.46%	13.50%

Based on market price	(17.48)%[3]	1.08%	3.80%	7.97%	8.91%	11.82%

Ratios to Average Net Assets Applicable to Common Shares
Total expenses after waiver and fees paid indirectly[4]	1.19%[5]	1.13%	1.00%	1.02%	1.04%	1.07%

Total expenses after waiver and before fees paid indirectly[4]	1.19%[5]	1.13%	1.01%	1.05%	1.05%	1.08%

Total expenses[4]	1.38%[5]	1.30%	1.25%	1.29%	1.30%	1.32%

Net investment income[4]	8.40%[5]	7.33%	6.92%	6.96%	7.04%	7.36%

Dividends paid to Preferred Shareholders	2.02%[5]	1.94%	1.94%	1.66%	0.99%	0.59%

Net investment income to Common Shareholders	6.38%[5]	5.39%	4.98%	5.30%	6.05%	6.77%

Supplemental Data
Net assets applicable to Common Shares, end of period (000)	$64,244	$70,544	$73,302	$76,393	$75,193	$69,903

Preferred Shares outstanding at liquidation preference, end of period (000)	$44,650	$44,650	$44,650	$44,650	$44,650	$44,650

Portfolio turnover	10%	12%	27%	22%	27%	14%

Asset coverage per Preferred Share, end of period	$60,974	$64,508	$66,048	$67,775	$67,113	$64,144

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.
[4]	Do not reflect the effect of dividends to Preferred Shareholders.
[5]	Annualized.

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Financial Highlights	BlackRock Virginia Municipal Bond Trust (BHV)

	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$15.03	$15.57	$16.35	$16.34	$15.47	$14.46

Net investment income	0.44 [1]	1.11 [1]	1.11	1.10	1.10	1.09
Net realized and unrealized gain (loss)	(1.29)	(0.45)	(0.68)	0.04	0.80	0.86
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.09)	(0.30)	(0.27)	(0.26)	(0.16)	(0.07)
Net realized gain	(0.03)	—	(0.02)	—	—	—

Net increase (decrease) from investment operations	(0.97)	0.36	0.14	0.88	1.74	1.88

Dividends and distributions to Common Shareholders from:
Net investment income	(0.47)	(0.90)	(0.87)	(0.87)	(0.87)	(0.87)
Net realized gain	(0.12)	—	(0.05)	—	—	—

Total dividends and distributions	(0.59)	(0.90)	(0.92)	(0.87)	(0.87)	(0.87)

Net asset value, end of period	$13.47	$15.03	$15.57	$16.35	$16.34	$15.47

Market price, end of period	$16.70	$19.50	$17.85	$18.45	$17.30	$15.34

Total Investment Return[2]

Based on net asset value	(6.95)%[3]	1.59%	0.21%	5.30%	11.52%	13.28%

Based on market price	(11.08)%[3]	14.97%	1.80%	12.23%	19.07%	12.79%

Ratios to Average Net Assets Applicable to Common Shares

Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[4,5]	1.42%[6]	1.31%	1.09%	1.15%	1.18%	1.25%

Total expenses after waiver and fees paid indirectly	1.53%[6]	1.34%	1.09%	1.15%	1.18%	1.25%

Total expenses after waiver and before fees paid indirectly[5]	1.53%[6]	1.34%	1.14%	1.22%	1.20%	1.26%

Total expenses[5]	1.86%[6]	1.70%	1.58%	1.68%	1.67%	1.73%

Net investment income[5]	6.67%[6]	7.14%	6.85%	6.83%	6.90%	7.15%

Dividends paid to Preferred Shareholders	1.37%[6]	1.90%	1.69%	1.60%	1.00%	0.47%

Net investment income to Common Shareholders	5.30%[6]	5.24%	5.16%	5.23%	5.90%	6.68%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$20,978	$23,347	$24,053	$25,097	$24,966	$23,527

Preferred Shares outstanding at liquidation preference, end of period (000)	$12,175	$12,175	$13,525	$13,525	$13,525	$13,525

Portfolio turnover	18%	11%	12%	5%	5%	14%

Asset coverage per Preferred Share, end of period	$68,078	$72,948	$69,463	$71,404	$71,158	$68,490

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.
[4]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[5]	Do not reflect the effect of dividends to Preferred Shareholders.
[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	57

Financial Highlights	The Massachusetts Health & Tax-Exempt Trust (MHE)

	Six Months Ended February 28, 2009 (Unaudited)	Period January 1, 2008 to August 31, 2008	Year Ended December 31,

			2007	2006	2005	2004[1]	2003

Per Share Operating Performance

Net asset value, beginning of period	$12.55	$13.10	$13.90	$13.59	$13.74	$13.91	$13.76

Net investment income[2]	0.41	0.59	0.92	0.90	0.83	0.82	0.93
Net realized and unrealized gain (loss)	(1.73)	(0.58)	(0.82)	0.47	0.15	0.08	0.07
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.11)	(0.17)	(0.31)	(0.25)	(0.11)	(0.03)	(0.03)
Net realized gain	—	—	—	(0.03)	(0.01)	(0.01)	—

Net increase (decrease) from investment operations	(1.43)	(0.16)	(0.21)	1.09	0.86	0.86	0.97

Dividends and distributions to Common Shareholders from:
Net investment income	(0.30)	(0.39)	(0.59)	(0.68)	(0.78)	(0.87)	(0.82)
Net realized gain	—	—	(0.00)[3]	(0.10)	(0.13)	(0.16)	—

Total dividends and distributions	(0.30)	(0.39)	(0.59)	(0.78)	(0.91)	(1.03)	(0.82)

Capital charges with respect to issuance of preferred shares	—	—	—	—	(0.10)	—	—

Net asset value, end of period	$10.82	$12.55	$13.10	$13.90	$13.59	$13.74	$13.91

Market price, end of period	$10.30	$11.22	$11.95	$13.10	$13.60	$16.24	$15.26

Total Investment Return[4]

Based on net asset value	(10.94)%[5]	(1.01)%[5]	(1.23)%	8.30%	5.46%	6.08%	7.26%

Based on market price	(5.17)%[5]	(2.99)%[5]	(4.40)%	1.99%	(10.71)%	14.29%	20.11%

Ratios to Average Net Assets Applicable to Common Shares

Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[6,7]	1.61%[8]	1.73%[8]	1.47%	1.64%	1.30%	1.45%	1.16%

Total expenses after waiver and fees paid indirectly[7]	1.74%[8]	1.77%[8]	1.47%	1.64%	1.30%	1.45%	1.16%

Total expenses[7]	1.74%[8]	1.77%[8]	1.47%	1.64%	1.30%	1.45%	1.16%

Net investment income[7]	7.80%[8]	6.82%[8]	6.78%	6.61%	6.00%	5.97%	6.74%

Dividends paid to Preferred Shareholders	2.00%[8]	2.03%[8]	2.27%	2.07%	0.76%	0.24%	0.25%

Net investment income Common Shareholders	5.80%[8]	4.79%[8]	4.51%	4.54%	5.24%	5.73%	6.49%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$25,362	$29,416	$30,717	$32,581	$31,792	$32,076	$32,390

Preferred Shares outstanding at liquidation preference, end of period (000)	$18,500	$129,523	$20,000	$20,000	$20,000	$10,000	$10,000

Portfolio turnover	6%	5%	18%	9%	16%	21%	26%

Asset coverage per Preferred Share, end of period	$118,551	$129,523	$126,835 [9]	$131,484 [9]	$129,506 [9]	$210,378 [9]	$211,950 [9]

[1]	On September 1, 2004, Fund Asset Management, L.P. became the investment adviser, which combined with BlackRock, Inc. on September 26, 2006.
[2]	Based on average shares outstanding.
[3]	Amount is less than $(0.01) per share.
[4]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[5]	Aggregate total investment return.
[6]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[7]	Do not reflect the effect of dividends to Preferred Shareholders.
[8]	Annualized.
[9]	Amounts have been recalculated to conform with current period presentation.

See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock California Insured Municipal Income Trust (“California Insured”), BlackRock MuniHoldings New York Insured Fund, Inc. (“MuniHoldings New York”), BlackRock New York Insured Municipal Income Trust (“New York Insured”) (collectively the “Insured Trusts”), BlackRock California Municipal Bond Trust (“California Bond”), BlackRock Maryland Municipal Bond Trust (“Maryland Bond”), BlackRock New Jersey Municipal Bond Trust (“New Jersey Bond”), BlackRock New York Municipal Bond Trust (“New York Bond”), BlackRock Virginia Municipal Bond Trust (“Virginia Bond”) (collectively the “Bond Trusts”), BlackRock California Municipal Income Trust II (“California Income II”) and BlackRock New York Municipal Income Trust II (“New York Income II”) (collectively the “Income II Trusts”), and The Massachusetts Health & Education Tax-Exempt Trust (“MA HEFA”) (all, collectively the “Trusts” or individually as the “Trust”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as non-diversified, closed-end management investment companies. All Trusts are organized as Delaware statutory trusts except MuniHoldings New York and MA HEFA, which are organized as a Maryland corporation and a Massachusetts business trust, respectively. The Trusts’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. Each Trust determines, and makes available for publication the net asset value of its Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Trusts:

Valuation of Investments: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Trust’s Board of Trustees/Directors (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from bond dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued by utilizing quotes received daily by the Trusts’ pricing service or through brokers, which are derived using daily swap curves and trades of underlying securities. Short-term securities with maturities less than 60 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by each Trust’s Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that each Trust might reasonably expect to receive from the current sale of that asset in an arm’slength transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative Financial Instruments: Each Trust may engage in various portfolio investment strategies both to increase the return of the Trust and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract.

•

Financial futures contracts: Each Trust may purchase or sell financial futures contracts and options on such futures contracts for investment purposes or to manage its interest rate risk. Futures are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Trust agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets, and the possible inability of counterparties to meet the terms of their contracts.

•

Forward interest rate swaps - The Trusts may enter into forward interest rate swaps for investment purposes. The Trusts may enter into swap agreements, in which the Trust and a counterparty agree to make periodic net payments on a specified notional amount. In a forward interest rate swap, a Trust and the counterparty agreed to make periodic net payments on a specified notional contract amount, commencing on a specified future effective date, unless terminated earlier. These periodic payments received or made by the Trusts are recorded in the accompanying Statements of Operations as realized gains or losses, respectively. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Trusts will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trusts’ basis in the contract, if any. The Trusts generally intend to close each forward interest rate swap before the effective date specified in the agreement and therefore avoid entering into the interest rate swap underlying each forward interest rate swap. Swap transactions involve, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Forward Commitments and When-Issued Delayed Delivery Securities: The Trusts may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Trusts may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	59

Notes to Financial Statements (continued)

Since the value of securities purchased may fluctuate prior to settlement, the Trusts may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed-delivery basis, the Trusts assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Trusts leverage their assets through the use of tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal bonds. Other funds managed by the investment advisor may also contribute municipal securities to a TOB into which each Trust has contributed bonds. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by a Trust include the right of the Trust (1) to cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the TOB to the Trust. The TOB may also be terminated without the consent of the Trust upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to the Trust, which typically invests the cash in additional municipal bonds. Each Trust’s transfer of the municipal bonds to a TOB is accounted for as a secured borrowing, therefore the municipal bonds deposited into a TOB are presented in the Trusts’ Schedule of Investments and the proceeds from the issuance of the short-term floating rate certificates are shown on the Statements of Assets and Liabilities as trust certificates.

Interest income from the underlying security is recorded by the Trusts on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Trusts. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At February 28, 2009, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for trust certificates and the range of interest rates on the liability for the trust certificates were as follows:

	Underlying Municipal Bonds Transferred to TOBs	Liability for Trust Certificates	Range of Interest Rates

California Insured	$9,399,053	$4,771,849	1.559% - 4.464%
California Bond	$2,930,627	$1,998,847	1.666%
California Income II	$17,182,868	$10,035,291	1.496% - 2.353%
Maryland Bond	$3,008,700	$1,500,000	1.517% - 4.383%
MuniHoldings New York	$87,334,246	$56,312,240	1.198% - 3.226%
New York Insured	$15,166,398	$9,308,740	2.497% - 3.727%
New York Bond	$2,435,231	$1,321,257	1.169% - 3.821%
Virginia Bond	$2,025,000	$1,000,000	1.002% - 5.283%
MA HEFA	$2,030,559	$1,339,595	2.227%

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds when short-term interest rates rise, but tend to outperform the market for fixed rate bonds when short-term interest rates decline or remain relatively stable. Should short-term interest rates rise, the Trusts’ investments in TOBs may adversely affect the Trusts’ investment income and distributions to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB may adversely affect the Trusts’ net asset value per share.

Zero-Coupon Bonds: The Trusts may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that each Trust segregates assets in connection with certain investments (e.g., financial futures contracts and swaps), each Trust will, consistent with certain interpretive letters issued by the SEC, designate on their books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Trusts may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts and swaps).

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual method. Each Trust amortizes all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Dividends and distributions to Preferred Shareholders are accrued and determined as described in Note 5.

Income Taxes: It is each Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

60	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Notes to Financial Statements (continued)

Each Trust files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Trusts’ US federal tax returns remains open for each of the four years ended August 31, 2008 (three years ended December 31, 2007 and the period ended August 31, 2008 for MA HEFA). The statutes of limitations on the Trusts’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Trusts’ financial statement disclosures, if any, is currently being assessed.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees or Directors (“Independent Trustees”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other certain BlackRock Closed-End Funds selected by the Independent Trustees. This has approximately the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in other certain BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust. Each Trust may, however, elect to invest in common shares of other certain BlackRock Closed-End Funds selected by the Independent Trustees in order to match their deferred compensation obligations. Investments to cover each Trust’s deferred compensation liability are included in other assets on the Statements of Assets and Liabilities. Dividends and distributions from the BlackRock Closed-End Fund investments under the plan are included in income — affiliated on the Statements of Operations.

Other: Expenses directly related to each Trust are charged to that Trust. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

Each Trust entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Trusts under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

The Advisor is responsible for the management of each Trust’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Trust. For such services, each Trust pays the Advisor a monthly fee at an annual rate of 0.50% for MA HEFA, 0.55% for the Insured Trusts and Income II Trusts and 0.65% for the Bond Trusts of each Trust’s average daily net assets. Average daily net assets is the average daily value of the respective Trust’s total assets minus the sum of its accrued liabilities.

The Advisor has voluntarily agreed to waive its advisory fee on the proceeds of Preferred Shares and TOBs that exceed 35% of the average daily net assets of MuniHoldings New York. For the six months ended February 28, 2009, the Advisor waived $408,418, which is included in fees waived by advisor on the Statements of Operations.

The Advisor has voluntarily agreed to waive a portion of the investment advisory fee. With respect to California Insured and New York Insured, the waiver, as a percentage of average daily net assets is as follows: 0.15% through October 2008, 0.10% through October 2009, and 0.05% through October 2010. With respect to the Bond Trusts, the waiver, as a percentage of average daily net assets, is as follows: 0.20% through April 2009, 0.15% through April 2010, 0.10% through April 2011 and 0.05% through April 2012. With respect to the Income II Trusts, the waiver, as a percentage of average daily net assets, is 0.10% through July 2009, and 0.05% through July 2012. For the six months ended February 28, 2009, the Advisor waived the following amounts, which are included in fees waived by advisor on the Statements of Operations:

California Insured	$67,070
California Bond	$65,580
California Income II	$83,815
Maryland Bond	$37,693
New Jersey Bond	$46,560
New York Insured	$75,392
New York Bond	$59,281
New York Income II	$52,915
Virginia Bond	$28,265

The Advisor has agreed to waive its advisory fees by the amount of investment advisory fees each Trust pays to the Advisor indirectly through its investment in affiliated money market funds. This amount is shown on the Statements of Operations as fees waived by advisor. For the six months ended February 28, 2009, the amounts were as follows:

Fees Waived by Advisor

California Insured	$11,350
California Bond	$13,381
California Income II	$17,875
Maryland Bond	$7,792
MuniHoldings New York	$35,291
New Jersey Bond	$8,436
New York Insured	$8,154
New York Bond	$3,487
New York Income II	$4,651
Virginia Bond	$5,435

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	61

Notes to Financial Statements (continued)

The Advisor has entered into a separate sub-advisory agreements with BlackRock Investment Management, LLC (“BIM”) for MuniHoldings New York and MA HEFA and BlackRock Financial Management, Inc. (“BFM”) for all other Trusts. BIM and BFM are affiliates of the Advisor. The Advisor pays BIM and BFM for services they provide, a monthly fee that is a percentage of the investment advisory fee paid by the Trusts to the Advisor.

For the six months ended February 28, 2009, each Trust reimbursed the Advisor for certain accounting services in the following amounts, which are included in accounting services on the Statements of Operations:

Amount

California Insured	$994
California Bond	$733
California Income II	$1,521
Maryland Bond	$382
MuniHoldings New York	$6,528
New Jersey Bond	$477
New York Insured	$1,172
New York Bond	$463
New York Income II	$984
Virginia Bond	$331
MA HEFA	$452

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances, which are shown on the Statements of Operations as fees paid indirectly.

Certain officers and/or trustees/directors of each Trust are officers and/or directors of BlackRock, Inc. or its affiliates. The Trusts reimburse the Advisor for compensation paid to the Trusts’ Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2009 were as follows:

	Purchases	Sales

California Insured	$30,872,926	$29,932,931
California Bond	$14,914,607	$18,624,708
California Income II	$47,732,609	$50,794,748
Maryland Bond	$739,868	$3,576,301
MuniHoldings New York	$65,370,129	$106,769,089
New Jersey Bond	$5,454,228	$8,842,662
New York Insured	$16,409,344	$23,885,808
New York Bond	$10,817,462	$12,792,153
New York Income II	$11,189,618	$10,703,596
Virginia Bond	$8,864,677	$8,084,759
MA HEFA	$2,335,315	$5,753,209

4. Concentration, Market and Credit Risk:

The Trusts invest a substantial amount of its assets in issuers located in a single state or limited number of states. Please see the Schedule of Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which reduces the risk of loss due to issuer default. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the issuer will meet its obligation.

In the normal course of business, the Trusts invest in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Trusts may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Trusts; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Trusts may be exposed to counterparty risk, or the risk that an entity with which the Trusts have unsettled or open transactions may default. Financial assets, which potentially expose the Trusts to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Trusts’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Trusts’ Statements of Assets and Liabilities.

5. Capital Share Transactions:

The Trusts, except MuniHoldings New York, are authorized to issue an unlimited number of shares (200 million shares for MuniHoldings New York), all of which were initially classified as Common Shares. The par value for the Trusts, except MuniHoldings New York and MA HEFA, is $0.001 per share ($0.10 for MuniHoldings New York and $0.01 for MA HEFA). Each Trust’s Board is authorized, however, to reclassify any unissued shares without approval of Common Shareholders.

Common Shares

Shares issued and outstanding during the six months ended February 28, 2009 and during the year ended August 31, 2008 increased by the following amounts as a result of dividend reinvestment:

	Six Months Ended February 28, 2009	Year Ended August 31, 2008

California Insured	—	1,344
California Bond	—	22,468
California Income II	—	5,688
Maryland Bond	4,276	8,599
New Jersey Bond	3,171	10,138
New York Insured	—	5,180
New York Bond	—	20,407
New York Income II	—	1,272
Virginia Bond	3,974	8,252

Shares issued and outstanding remained constant for MuniHoldings New York and MA HEFA for the periods ended February 28, 2009, August 31, 2008 and the year ended December 31, 2007 for the MA HEFA.

Preferred Shares

The Preferred Shares of each of California Insured, California Bond, California Income II, Maryland Bond, MuniHoldings New York, New York Insured, New York Bond, Virginia Bond and MA HEFA (each, a “Preferred Trust”) are redeemable at the option of the Preferred Trust, in whole or in part, on any dividend payment date at their liquidation preference plus any accumulated and unpaid dividends whether or not declared. The Preferred Shares are also subject to mandatory redemption at their liquidation preference plus any accumulated and unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of each Trust, as set forth in each Trust’s Statements of

62	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Notes to Financial Statements (continued)

Preferences/Articles Supplementary/Certificates of Designation, as applicable, (“Governing Instrument”) are not satisfied.

From time to time in the future, a Preferred Trust may effect repurchases of its Preferred Shares at prices below its liquidation preference as agreed upon by the Preferred Trust and seller. The Preferred Trust also may redeem its Preferred Shares from time to time as provided in the applicable Governing Instrument. The Preferred Trust intends to effect such redemptions and/or repurchases to the extent necessary to maintain applicable asset coverage requirements or for such other reasons as the Board may determine.

The holders of Preferred Shares have voting rights equal to the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class. However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Directors/Trustees for each Trust. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Trust’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

The Trusts had the following series of Preferred Shares outstanding and effective yields as of February 28, 2009:

	Series	Shares	Yield	Reset Frequency

California Insured	F-7	1,502	0.899%	7

California Bond	F-7	1,119	0.899%	7

California Income II	T-7	1,195	0.959%	7
	R-7	1,195	0.899%	7

Maryland Bond	R-7	640	0.899%	7

MuniHoldings New York	A	1,535	0.944%	7
	B	1,535	0.899%	7
	C	2,456	0.914%	7
	D	2,973	0.899%	7
	E	1,616	0.960%	7

New Jersey Bond	M-7	768	0.914%	7

New York Insured	R-7	1,667	0.899%	7

New York Bond	T-7	896	0.959%	7

New York Income II	W-7	1,786	0.944%	7

Virginia Bond	R-7	487	0.899%	7

MA HEFA	A	185	0.944%	7
	B	185	0.959%	7

Dividends on seven-day Preferred Shares are cumulative at a rate, which is reset every seven days based on the results of an auction. Dividends on 28 day Preferred Shares are cumulative at a rate which is reset every 28 days based on the results of an auction. If the Preferred Shares fail to clear the auction on an auction date, the Trust is required to pay the maximum applicable rate on the Preferred Shares to holders of such shares for successive dividend periods until such time as the shares are successfully auctioned. The maximum applicable rate on the Preferred Shares is the higher of 110% of the AA commercial paper rate or 110% of 90% of the Kenny S&P 30-day High Grade Index rate divided by 1.00 minus the marginal tax rate. The low, high and average dividend rates on the Preferred Shares for each Trust for the six months ended February 28, 2009 were as follows:

	Series	Low	High	Average

California Insured	F-7	0.594%	11.728%	2.775%

California Bond	F-7	0.594%	11.728%	2.773%

California Income II	T-7	0.594%	11.347%	2.729%
	R-7	0.594%	12.261%	2.737%

Maryland Bond	R-7	0.594%	12.261%	2.789%

MuniHoldings New York	A	0.640%	12.565%	2.859%
	B	0.594%	12.261%	2.747%
	C	0.594%	10.205%	2.800%
	D	0.594%	11.728%	2.820%
	E	0.594%	11.347%	2.738%

New Jersey Bond	M-7	0.594%	10.205%	2.759%

New York Insured	R-7	0.594%	12.261%	2.747%

New York Bond	T-7	0.594%	11.347%	2.774%

New York Income II	W-7	0.640%	12.565%	2.845%

Virginia Bond	R-7	0.594%	12.261%	2.835%

MA HEFA	A	0.640%	12.565%	2.739%
	B	0.594%	11.347%	2.77%

For the six months ended February 28, 2009, the Preferred Shares of each Trust failed to clear any of their auctions. As a result, the Preferred Shares dividend rates were reset to the maximum applicable rate, which ranged from 0.594% to 12.565%. A failed auction is not an event of default for the Trusts but it has a negative impact on the liquidity of Preferred Shares. A failed auction occurs when there are more sellers of a Trust’s auction rate preferred shares than buyers. It is impossible to predict how long this imbalance will last. A successful auction for each Trust’s Preferred Shares may not occur for some time, if ever, and even if liquidity does resume, Preferred Shareholders may not have the ability to sell the Preferred Shares at their liquidation preference.

The Trusts may not declare dividends or make other distributions on Common Shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares is less than 200%.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	63

Notes to Financial Statements (concluded)

Prior to December 22, 2008, the Trusts paid commissions to certain broker-dealers at the end of each auction at an annual rate of 0.25%, calculated on the aggregate principal amount. In December 22, 2008, commissions paid to broker-dealers on preferred shares that experienced a failed auction were reduced to 0.15% on the aggregate principal amount. The Trusts will continue to pay commissions of 0.25% on the aggregate principal amount of all shares that successfully clear their auctions. Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, earned commissions for the period September 1, 2008 through December 31, 2008, as follows:

Commissions

California Insured	$739
California Bond	$1,811
California Income II	$10,139
Maryland Bond	$1,116
MuniHoldings New York	$101,126
New Jersey Bond	$3,984
New York Insured	$1,653
New York Bond	$2,602
New York Income II	$12,083
Virginia Bond	$434
MA HEFA	$10,877

During the year ended August 31, 2008, the Trusts announced the following redemptions of Preferred Shares at a price of $25,000 ($50,000 for MA HEFA) per share plus any accrued and unpaid dividends through the redemption date:

	Series	Redemption Date	Shares Redeemed	Aggregate Principal

California Insured	F-7	6/30/08	358	$8,950,000

California Bond	F-7	6/30/08	80	$2,000,000

California Income II	T-7	6/25/08	244	$6,100,000
	R-7	6/27/08	244	$6,100,000

Maryland Bond	R-7	6/27/08	80	$2,000,000

MuniHoldings New York	A	6/26/08	365	$9,125,000
	B	6/27/08	365	$9,125,000
	C	6/24/08	584	$14,600,000
	D	6/23/08	707	$17,675,000
	E	6/25/08	384	$9,600,000

New Jersey Bond	M-7	6/24/08	41	$1,025,000

New York Insured	R-7	6/27/08	573	$14,325,000

New York Bond	T-7	6/25/08	72	$1,800,000

Virginia Bond	R-7	6/27/08	54	$1,350,000

MA HEFA	A	6/12/08	15	$750,000
	B	6/11/08	15	$750,000

The Trusts financed the Preferred Share redemptions with cash received from TOB transactions.

Shares issued and outstanding remained constant during the six months ended February 28, 2009 for all the Trusts and during the year ended August 31, 2008 for New York Income II.

6. Capital Loss Carryforward:

As of August 31, 2008, the following Trusts had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires August 31,	California Insured	California Bond	California Income II	MuniHoldings New York

2009	—	—	—	$17,055,889
2012	—	$477,260	$3,224,992	—
2013	$717,737	—	—	15,054,033
2014	—	—	—	1,097,743
2015	—	—	360,789	2,782,666
2016	351,912	—	113,830	710,089

Total	$1,069,649	$477,260	$3,699,611	$36,700,420

Expires August 31,	New Jersey Bond	New York Income II	MA HEFA

2015	—	$70,160	$35,869
2016	$25,168	383,137	285,683

Total	$25,168	$453,297	$321,552

7. Subsequent Events:

The Trusts paid a net investment income dividend in the following amounts per share on April 1, 2009 to shareholders of record on March 16, 2009:

Common Dividend Per Share

California Insured	$0.056000
California Bond	$0.062000
California Income II	$0.057000
Maryland Bond	$0.065400
MuniHoldings New York	$0.053000
New Jersey Bond	$0.070500
New York Insured	$0.058000
New York Bond	$0.068000
New York Income II	$0.062500
Virginia Bond	$0.072428
MA HEFA	$0.049000

The dividends declared on Preferred Shares for the period March 1, 2009 to March 31, 2009 for the Trusts were as follows:

	Series	Dividends Declared

California Insured	F-7	$24,347

California Bond	F-7	$18,139

California Income II	T-7	$19,473
	R-7	$19,006

Maryland Bond	R-7	$10,173

MuniHoldings New York	A	$24,851
	B	$24,399
	C	$40,102
	D	$48,192
	E	$26,320

New Jersey Bond	M-7	$12,540

New York Insured	R-7	$26,498

New York Bond	T-7	$14,593

New York Income II	W-7	$28,914

Virginia Bond	R-7	$12,451

MA HEFA	A	$40,094
	B	$37,614

64	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Officers and Directors/Trustees

Richard E. Cavanagh, Chairman of the Board and Director/Trustee
Karen P. Robards, Vice Chair of the Board, Chair of the Audit
Committee and Director/Trustee
G. Nicholas Beckwith, III, Director/Trustee
Richard S. Davis, Director/Trustee
Kent Dixon, Director/Trustee
Frank J. Fabozzi, Director/Trustee
Kathleen F. Feldstein, Director/Trustee
James T. Flynn, Director/Trustee
Henry Gabbay, Director/Trustee
Jerrold B. Harris, Director/Trustee
R. Glenn Hubbard, Director/Trustee
W. Carl Kester, Director/Trustee
Donald C. Burke, Trust President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Trusts
Howard B. Surloff, Secretary

Effective January 1, 2009, Robert S. Salomon, Jr. retired as Director/Trustee of the Trusts. The Board wishes Mr. Salomon well in his retirement.

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Trust Address
BlackRock Closed-End Funds
c/o BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, DE 19809

Custodians
For all Trusts except BlackRock MuniHoldings
New York Insured Fund, Inc.:
State Street Bank and Trust Company
Boston, MA 02101

For BlackRock MuniHoldings New York Insured Fund, Inc.:
The Bank of New York Mellon
New York, NY 10286

Transfer Agents
Common Stock:
For all Trusts except BlackRock MuniHoldings
New York Insured Fund, Inc. and The Massachusetts
Health & Education Tax-Exempt Trust:
Computershare Trust Companies, N.A.
Canton, MA 02021

For BlackRock MuniHoldings
New York Insured Fund, Inc. and The Massachusetts
Health & Education Tax-Exempt Trust:
BNY Mellon Shareowner Services
Jersey City, NJ 07310

Preferred Stock:
For the Insured Trusts, Bond Trusts and
BlackRock MuniHoldings New York Insured Fund, Inc.:
BNY Mellon Shareowner Services
Jersey City, NJ 07310

For the Income II Trusts and The Massachusetts
Health & Education Tax-Exempt Trust:
Deutsche Bank Trust Company Americas
New York, NY 10005

Additional Information

Availability of Quarterly Schedule of Investments

Each Trust files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Trust’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	65

Additional Information (continued)

Proxy Results

The Annual Meeting of Shareholders was held on September 12, 2008 for shareholders of record on July 14, 2008 to elect director or trustee nominees of each Trust:

Approved the Class I Directors/Trustees as follows:

	G. Nicholas Beckwith, III		Kent Dixon		R. Glenn Hubbard

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

BlackRock California Municipal Income Trust II	6,585,380	117,302	6,588,280	114,402	6,586,780	115,902
BlackRock California Insured Municipal Income Trust	4,374,207	126,498	4,375,907	124,798	4,373,310	127,395
BlackRock California Municipal Bond Trust	2,899,569	60,056	2,899,569	60,056	2,898,069	61,556
BlackRock Maryland Municipal Bond Trust	2,010,851	16,459	2,015,218	12,092	2,015,351	11,959
BlackRock New Jersey Municipal Bond Trust	2,177,858	53,157	2,176,608	54,407	2,177,858	53,157
BlackRock New York Insured Municipal Income Trust	5,775,873	191,972	5,773,970	193,875	5,781,137	186,708
BlackRock New York Municipal Bond Trust	2,524,166	31,603	2,524,166	31,603	2,524,166	31,603
BlackRock New York Municipal Income Trust II	4,345,939	163,046	4,345,939	163,046	4,345,939	163,046
BlackRock Virginia Municipal Bond Trust	1,420,649	113,703	1,419,649	114,703	1,420,649	113,703

	W. Carl Kester				Robert S. Salomon, Jr.

	Votes For		Votes Withheld		Votes For	Votes Withheld

BlackRock California Municipal Income Trust II	1,546	[1]	159	[1]	6,586,530	116,152
BlackRock California Insured Municipal Income Trust	1,202	[1]	17	[1]	4,374,207	126,498
BlackRock California Municipal Bond Trust	702	[1]	15	[1]	2,899,570	60,055
BlackRock Maryland Municipal Bond Trust	540	[1]	22	[1]	2,015,351	11,959
BlackRock New Jersey Municipal Bond Trust	425	[1]	202	[1]	2,176,608	54,407
BlackRock New York Insured Municipal Income Trust	1,559	[1]	8	[1]	5,783,266	184,579
BlackRock New York Municipal Bond Trust	830	[1]	2	[1]	2,524,166	31,603
BlackRock New York Municipal Income Trust II	1,382	[1]	334	[1]	4,345,939	163,046
BlackRock Virginia Municipal Bond Trust	450	[1]	13	[1]	1,419,649	114,703

Approved the Directors/Trustees as follows:

	G. Nicholas Beckwith, III				Kent Dixon		R. Glenn Hubbard

	Votes For		Votes Withheld		Votes For	Votes Withheld	Votes For	Votes Withheld

BlackRock MuniHoldings New York Insured Fund, Inc.	27,684,424		947,285		27,687,519	944,190	27,681,615	950,094
The Massachusetts Health & Education Tax-Exempt Trust	2,046,284		91,814		2,046,284	91,814	2,044,684	93,414

	W. Carl Kester				Robert S. Salomon, Jr.		Richard S. Davis

	Votes For		Votes Withheld		Votes For	Votes Withheld	Votes For	Votes Withheld

BlackRock MuniHoldings New York Insured Fund, Inc.	8,753	[1]	926	[1]	27,665,324	966,385	27,708,729	922,980
The Massachusetts Health & Education Tax-Exempt Trust	356	[1]	0	[1]	2,046,284	91,814	2,046,674	91,424

	Frank J. Fabozzi				James T. Flynn		Karen P. Robards

	Votes For		Votes Withheld		Votes For	Votes Withheld	Votes For	Votes Withheld

BlackRock MuniHoldings New York Insured Fund, Inc.	8,753	[1]	926	[1]	27,685,199	946,510	27,679,452	952,257
The Massachusetts Health & Education Tax-Exempt Trust	356	[1]	0	[1]	2,046,284	91,814	2,046,284	91,814

	Richard E. Cavanagh				Kathleen F. Feldstein		Henry Gabbay

	Votes For		Votes Withheld		Votes For	Votes Withheld	Votes For	Votes Withheld

BlackRock MuniHoldings New York Insured Fund, Inc.	27,669,541		962,168		27,668,324	963,385	27,705,612	926,097
The Massachusetts Health & Education Tax-Exempt Trust	2,046,674		91,424		2,045,184	92,914	2,046,284	91,814

	Jerrold B. Harris

	Votes For		Votes Withheld

BlackRock MuniHoldings New York Insured Fund, Inc.	27,691,502		940,207
The Massachusetts Health & Education Tax-Exempt Trust	2,045,184		92,914

1      Voted on by holders of Preferred Shares only.

Electronic Delivery

Electronic copies of most financial reports are available on the Trusts’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Trusts’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

66	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Additional Information (concluded)

Section 19 Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Trust’s investment experience during the year and may be subject to changes based on the tax regulations. Each Trust will send you a Form 1099-DIV each calendar year that will tell you how to report these distributions for federal income tax purposes.

	Total Fiscal Year-to-Date Cumulative Distributions by Character				Percentage of Fiscal Year-to-Date 5Cumulative Distributions by Character

	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share

California Bond	$0.37200	$0.00292	—	$0.37492	99%	1%	0%	100%
Maryland Bond	$0.39240	$0.00321	—	$0.39561	99%	1%	0%	100%
MuniHoldings New York	$0.32008	—	—	$0.32008	100%	0%	0%	100%
New York Bond	$0.40800	$0.00394	—	$0.41194	99%	1%	0%	100%
Virginia Bond	$0.47091	$0.12273	—	$0.59363	79%	21%	0%	100%
MA HEFA	$0.30280	—	—	$0.30280	100%	0%	0%	100%

General Information

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 441-7762.

Quarterly performance, semi-annual and annual reports and other information regarding each Trust may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding each Trust and does not, and is not intended to, incorporate BlackRock’s website into this report.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic information about its Clients, except as permitted by law or as necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	67

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares and the risk that fluctuations in the short-term dividend rates of the Preferred Shares, currently set at the maximum reset rate as a result of failed auctions, may affect the yield to Common Shareholders. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 411-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information about how each Trust voted proxies relating to securities held in each Trust’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

#CEF-STMUNI-II-0209

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Virginia Municipal Bond Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Virginia Municipal Bond Trust

Date: April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Virginia Municipal Bond Trust

Date: April 22, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Virginia Municipal Bond Trust

Date: April 22, 2009